SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%
Australia — 2.6%
Adbri Ltd *	36,642	$75
Ampol	121,811	3,005
Aristocrat Leisure Ltd	151,393	4,217
Audinate Group *	6,506	72
Base Resources Ltd	271,387	29
BHP Group Ltd	83,124	2,859
BlueScope Steel Ltd	884,842	14,128
Brambles Ltd	782,003	7,257
Cochlear Ltd	19,983	4,072
Collins Foods	3,853	31
Corporate Travel Management	43,028	574
CSR Ltd ‡	669,497	3,015
Deterra Royalties Ltd	208,637	750
Fortescue Metals Group Ltd	216,629	4,290
Goodman Group ‡	112,127	1,936
Helia Group Ltd	156,150	463
Iluka Resources Ltd	498,565	2,245
Inghams Group	53,436	144
Insurance Australia Group Ltd	310,959	1,201
Neuren Pharmaceuticals *	74,700	1,273
New Hope	496,241	1,747
Newmont	10,076	418
Northern Star Resources Ltd	106,566	993
Orica Ltd	130,606	1,421
Orora Ltd	2,570,480	4,560
Perseus Mining Ltd	773,743	977
Pro Medicus Ltd	35,250	2,305
Qantas Airways Ltd *	788,032	2,888
Ramelius Resources	737,120	848
Rio Tinto PLC	58,686	4,371
Rio Tinto PLC ADR	177,384	13,208
Santos Ltd	188,573	978
Seven Group Holdings Ltd	44,940	1,132
Sonic Healthcare Ltd	102,573	2,245
South32 Ltd	868,946	1,974
Stanmore Resources	32,276	88
Super Retail Group Ltd	92,810	999
Ventia Services Group Pty	352,105	754
Washington H Soul Pattinson	65,423	1,463
Whitehaven Coal Ltd	1,479,952	7,513
		102,518

Austria — 0.3%
ANDRITZ AG	35,499	2,212
CA Immobilien Anlagen AG	34,103	1,222
Erste Group Bank AG	148,925	6,043
OMV AG	48,509	2,131
Raiffeisen Bank International AG	39,393	812
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,873	172
		12,592

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Belgium — 0.6%
Anheuser-Busch InBev SA/NV	346,991	$22,393
Colruyt Group NV	17,910	807
Lotus Bakeries	94	854
		24,054

Bermuda — 0.0%
Conduit Holdings Ltd	958	6

Brazil — 1.3%
Ambev SA	9,464,400	26,751
Banco Bradesco SA ADR	1,282,301	4,488
Banco do Brasil SA	948,200	10,812
MercadoLibre Inc *	6,397	10,053
		52,104

Canada — 1.8%
AGF Management, Cl B	20,400	119
Alimentation Couche-Tard Inc	135,442	8,015
Athabasca Oil Corp *	40,039	127
Black Diamond Group Ltd	4,100	25
Canadian Natural Resources Ltd	68,937	4,539
Canadian Pacific Kansas City	284,619	22,561
Cascades Inc	8,790	85
Celestica Inc *	20,984	618
Coveo Solutions Inc *	4,242	31
Dexterra Group Inc	104	–
Ensign Energy Services Inc *	37,800	62
Exco Technologies Ltd	9,200	55
iA Financial Corp Inc	50,697	3,473
InPlay Oil, Cl Common Subs. Receipt	18,011	30
Magna International Inc, Cl A	413,874	24,558
Martinrea International Inc	88,935	967
MDA *	14,200	124
MEG Energy Corp *	104,300	1,872
Mullen Group Ltd	53,775	573
Pason Systems Inc	17,325	213
Thomson Reuters	34,890	5,126
		73,173

China — 2.0%
Agricultural Bank of China Ltd, Cl H	5,733,000	2,210
Alibaba Group Holding Ltd	2,199,500	21,295
Autohome Inc ADR	1,788	50
China Construction Bank Corp, Cl H	20,432,000	12,167
China Merchants Bank Co Ltd, Cl H	1,560,500	5,436
China Minsheng Banking, Cl H	207,000	70
China Overseas Land & Investment Ltd	5,420,500	9,552
Chongqing Rural Commercial Bank Co Ltd, Cl H	137,000	53
Haier Smart Home Co Ltd, Cl H	3,148,800	8,892
Industrial & Commercial Bank of China Ltd, Cl H	1,191,000	583
Lenovo Group Ltd	24,000	34
NetEase Inc	67,900	1,223

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New China Life Insurance Co Ltd, Cl H	20,900	$41
PDD Holdings Inc ADR *	6,648	973
PetroChina Co Ltd, Cl H	13,054,000	8,626
TAL Education Group ADR *	21,166	267
Tencent Holdings Ltd	172,800	6,497
Vipshop Holdings Ltd ADR *	80,091	1,422
Yangzijiang Shipbuilding Holdings Ltd	183,700	207
		79,598

Denmark — 2.9%
AP Moller - Maersk A/S, Cl B	3,976	7,153
Danske Bank A/S	599,587	16,029
Demant A/S *	41,884	1,837
Genmab A/S *	19,717	6,296
Novo Nordisk, Cl B	700,268	72,441
Pandora A/S	79,299	10,966
ROCKWOOL A/S, Cl B	6,495	1,902
Zealand Pharma, Cl A *	18,921	1,046
		117,670

Finland — 0.9%
Fortum Oyj	114,010	1,645
Kone Oyj, Cl B	122,538	6,113
Mandatum *	359,516	1,616
Nokia Oyj	6,761,254	22,795
Nordea Bank Abp	113,937	1,411
Orion Oyj, Cl B	12,408	538
Puuilo	4,370	43
Vaisala Oyj, Cl A	564	25
Wartsila OYJ Abp, Cl B	108,257	1,570
		35,756

France — 10.3%
Accor SA	436,369	16,679
Air Liquide SA	135,217	26,307
Alstom SA (A)	1,164,978	15,674
Amundi SA	453,454	30,856
AXA SA	369,531	12,038
Beneteau SA	21,880	302
BNP Paribas SA	89,933	6,218
Bouygues SA	313,483	11,815
Carrefour SA	485,367	8,882
Cie de Saint-Gobain	99,309	7,313
Cie Generale des Etablissements Michelin SCA	994,527	35,661
Danone SA	608,007	39,412
Dassault Aviation SA	39,312	7,782
Dassault Systemes	35,776	1,748
Hermes International SCA	12,610	26,728
Ipsen SA	62,682	7,471
Jacquet Metals SACA	4,492	97
Kering SA	48,690	21,460
L'Oreal SA	12,171	6,059
LVMH Moet Hennessy Louis Vuitton SE	12,695	10,288

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orange SA	561,210	$6,388
Publicis Groupe SA	155,481	14,427
Rexel SA	1,399,816	38,302
Safran SA	42,746	7,530
Savencia SA	510	31
SEB SA	227	28
Sodexo SA	152,841	16,820
Sopra Steria Group SACA	537	117
Stef SA	602	76
Technip Energies NV	22,508	526
Teleperformance	127,292	18,568
Valeo	410,065	6,303
Vinci SA	62,816	7,890
		409,796

Germany — 9.1%
adidas AG	88,503	18,005
Allianz SE	50,229	13,425
BASF SE	643,728	34,687
Bayer AG	478,630	17,781
Bayerische Motoren Werke AG	19,371	2,157
Cewe Stiftung & Co KGAA	1,443	161
Covestro AG *	386,004	22,463
CTS Eventim AG & Co KGaA	20,863	1,443
Daimler Truck Holding AG	1,040,680	39,109
Deutsche Bank AG	439,789	6,007
Deutsche Boerse AG	17,820	3,671
Deutsche Telekom AG	793,282	19,060
Deutz AG	21,725	115
Duerr AG	24,234	572
E.ON SE	959,060	12,872
Evonik Industries AG	625,315	12,779
Fresenius Medical Care AG & Co KGaA	447,197	18,752
Fresenius SE & Co KGaA	17,150	532
HeidelbergCement AG	168,385	15,056
HOCHTIEF AG	16,483	1,826
Infineon Technologies AG	110,191	4,601
Knorr-Bremse AG	160,425	10,420
Krones AG	5,055	624
LANXESS AG	261,058	8,181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,539	13,483
Nemetschek SE	1,928	167
Rational AG	945	730
RWE AG	247,154	11,243
SAP SE	397,031	61,174
Scout24 AG	19,319	1,369
Siemens AG	37,305	7,002
Stabilus SE	4,070	277
Talanx AG	11,287	806
thyssenkrupp AG	213,985	1,492
Traton	3,729	88
		362,130

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greece — 0.0%
National Bank of Greece SA *	46,101	$320
Piraeus Financial Holdings *	101,276	358
		678

Hong Kong — 1.1%
AIA Group Ltd	327,400	2,853
Cafe de Coral Holdings Ltd	1,364	2
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	5
Futu Holdings ADR *	8,041	439
Galaxy Entertainment Group Ltd	3,080,000	17,257
GigaCloud Technology, Cl A *	2,091	38
Johnson Electric Holdings Ltd	66,877	106
Link REIT ‡	357,600	2,008
Prudential PLC	1,741,834	19,700
Sands China Ltd *	243,200	712
		43,120

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	49,088	401
OTP Bank Nyrt	155,564	7,104
		7,505

India — 0.2%
Coal India Ltd	173,113	782
Great Eastern Shipping Co Ltd/The	18,529	218
ICICI Bank Ltd ADR	249,510	5,948
Indian Oil Corp Ltd	255,807	399
		7,347

Indonesia — 0.0%
Adaro Energy Indonesia Tbk PT	1,080,400	167
Delta Dunia Makmur Tbk PT	6,958,800	159
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,313,984	76
Tempo Scan Pacific	88,800	11
		413

Ireland — 0.5%
Bank of Ireland Group PLC	1,267,412	11,505
Cairn Homes PLC	25,663	38
Ryanair Holdings PLC ADR *	70,604	9,416
		20,959

Israel — 0.8%
Camtek *	35,752	2,480
Check Point Software Technologies Ltd *	92,036	14,062
Delek Group	4,351	563
Melisron	7,930	618
Nice Ltd ADR *	19,191	3,829
Nova *	19,522	2,682
Plus500 Ltd	73,919	1,567
Teva Pharmaceutical Industries Ltd ADR *	105,739	1,104
Wix.com Ltd *	46,192	5,683
		32,588

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italy — 3.4%
A2A SpA	800,515	$1,644
Assicurazioni Generali SpA	415,214	8,763
Azimut Holding SpA	7,259	189
Banca Mediolanum SpA	134,052	1,264
Banca Popolare di Sondrio SPA	84,565	547
Banco BPM	112,942	596
BPER Banca	178,513	597
Brunello Cucinelli SpA	10,630	1,040
Buzzi SpA	68,424	2,082
Coca-Cola HBC AG	123,159	3,619
Danieli & C Officine Meccaniche SpA	4,232	101
Enel SpA	6,498,986	48,316
Ferrari NV	36,971	12,464
Intesa Sanpaolo SpA	2,074,076	6,057
Leonardo SpA	301,658	4,977
Recordati Industria Chimica e Farmaceutica SpA	33,939	1,831
Saipem *	448,305	728
Stellantis NV	881,319	20,591
Telecom Italia SpA/Milano *	1,698,249	552
Terna - Rete Elettrica Nazionale	173,127	1,445
UniCredit SpA	739,521	20,067
		137,470

Japan — 14.8%
77 Bank Ltd/The	64,664	1,596
A&D HOLON Holdings Co Ltd	18,000	230
Advance Residence Investment ‡	452	1,013
Advantest Corp	140,800	4,791
AEON Financial Service Co Ltd	52,500	471
Aisan Industry Co Ltd	29,600	247
AIT	2,300	28
Akita Bank	1,800	24
Alpha Systems	1,400	30
Anest Iwata Corp	4,800	38
Anritsu Corp	4,700	45
AOKI Holdings Inc	14,500	117
Arcs Co Ltd	5,300	105
Asahi Group Holdings Ltd (A)	106,200	3,961
Asahi Intecc Co Ltd	47,400	964
Asia Pile Holdings Corp	6,900	34
Asics	54,400	1,705
Ateam Inc	5,700	23
Avant Group Corp	2,800	28
Axial Retailing Inc	4,900	144
Azbil	42,600	1,410
Bandai Namco Holdings Inc	191,900	3,847
Bank of Iwate Ltd/The	7,300	130
Bank of Saga Ltd/The	2,900	38
baudroie inc *	2,400	61
Bewith	1,900	28
BIPROGY Inc	173,700	5,440

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
B-Lot	4,100	$28
BML	2,800	60
Bridgestone Corp	203,200	8,417
Brother Industries Ltd	15,100	241
Business Brain Showa-Ota Inc	2,600	40
Business Engineering Corp	1,200	35
Canon Marketing Japan Inc	84,200	2,554
Capcom Co Ltd	126,500	4,088
Carlit Holdings Co Ltd	5,800	38
Central Security Patrols	1,500	27
Chiba Kogyo Bank Ltd/The	6,100	34
Chino Corp	2,700	42
Chiyoda *	64,300	156
Chugai Pharmaceutical Co Ltd	64,300	2,436
Chugoku Marine Paints	10,800	127
COLOPL Inc	9,800	41
Comforia Residential REIT ‡	278	625
COMSYS Holdings	28,800	635
Concordia Financial Group Ltd	29,700	136
Copro-Holdings	3,400	37
Cosel Co Ltd	2,600	25
Cosmo Energy Holdings Co Ltd	37,100	1,491
CTS	5,500	25
Dai-Ichi Cutter Kogyo	3,200	30
Dai-ichi Life Holdings Inc	154,400	3,277
Daiichi Sankyo Co Ltd	129,400	3,554
Dainichiseika Color & Chemicals Manufacturing Co Ltd	3,200	57
Daitron Co Ltd	1,400	28
Daiwa Securities Group Inc	879,700	5,922
Densan System Holdings	1,500	29
Denso Corp	246,000	3,711
Descente	33,800	892
Digital Arts Inc	4,800	175
Digital Hearts Holdings	3,300	24
dip	5,300	121
Disco Corp	3,500	868
Dowa Holdings Co Ltd	32,500	1,188
East Japan Railway Co	46,800	2,699
Eiken Chemical Co Ltd	12,500	152
Elecom Co Ltd	5,800	72
en Japan Inc	74,500	1,440
Entrust	5,500	31
ERI Holdings	4,300	52
eSOL	1,900	8
Ezaki Glico	32,900	974
FANUC Corp	544,100	16,005
Fast Retailing Co Ltd	9,000	2,234
Fibergate	14,100	92
Forum Engineering Inc	8,600	51
Foster Electric	6,500	48
Fudo Tetra	2,600	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fuji Corp/Aichi	12,100	$208
Fuji Oil	29,900	77
Fujimori Kogyo	1,000	27
Fujitsu Ltd	61,500	9,281
Fukuoka Financial Group Inc	345,300	8,149
Fukuyama Transporting	2,400	69
Furyu Corp	15,300	151
Futaba Industrial Co Ltd	21,600	124
Future	12,000	150
G-7 Holdings Inc, Cl 7	7,600	65
Gakken Holdings Co Ltd	6,700	47
Gakujo Co Ltd	2,200	28
Gecoss	4,100	31
Glory Ltd	8,200	157
Goldwin Inc	9,700	697
GungHo Online Entertainment Inc *	45,900	766
Gunze Ltd	1,900	67
Hakuhodo DY Holdings Inc	5,200	40
Hanwa	3,300	117
Heiwa Corp	46,100	686
Hisamitsu Pharmaceutical Co Inc	3,400	104
Hitachi Construction Machinery Co Ltd	105,400	2,786
Hitachi Ltd	4,700	339
Hito Communications Holdings Inc	5,800	50
Hodogaya Chemical Co Ltd	700	18
Hokkaido Gas	1,600	25
Honda Motor Co Ltd	113,600	1,181
Horiba Ltd	12,400	970
Ichikoh Industries Ltd	7,800	28
Idemitsu Kosan Co Ltd	51,000	278
IG Port	1,000	33
Iida Group Holdings Co Ltd	240,900	3,608
I'll	3,600	82
INFRONEER Holdings	76,900	766
Invincible Investment Corp ‡	4,720	2,042
I-PEX Inc	19,400	212
IR Japan Holdings Ltd	4,600	50
Isetan Mitsukoshi Holdings	66,600	725
Isuzu Motors Ltd	464,600	5,985
ITmedia	4,900	34
ITOCHU Corp	190,400	7,789
Iwaki Co Ltd	3,800	56
Iwatani	27,900	1,273
J Front Retailing	119,600	1,088
JAC Recruitment Co Ltd	35,200	162
Japan Electronic Materials Corp	12,400	159
Japan Exchange Group Inc	100,600	2,129
Japan Lifeline Co Ltd	19,200	172
Japan Medical Dynamic Marketing	26,400	142
Japan Post Bank Co Ltd	130,000	1,324
Japan Post Holdings Co Ltd	282,600	2,525
Japan Post Insurance Co Ltd	350,900	6,232

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Tobacco Inc	256,600	$6,634
Japan Transcity	4,500	20
JCU Corp	3,900	110
Jeol Ltd	35,100	1,541
JK Holdings	3,700	27
J-Stream Inc	2,900	8
Justsystems Corp	7,200	167
JVCKenwood Corp	26,100	137
Kakaku.com Inc	33,100	410
Kanaden	3,100	34
Kansai Electric Power Co Inc/The	104,100	1,382
Kansai Paint Co Ltd	162,700	2,780
Kao Corp (A)	314,500	12,939
Kato Works	3,500	31
KAWADA TECHNOLOGIES Inc	1,000	46
Kawasaki Kisen Kaisha	50,500	2,167
KDDI Corp	171,300	5,451
KDX Realty Investment ‡	606	691
Kenko Mayonnaise Co Ltd	12,200	147
Kewpie	70,100	1,235
Keyence Corp	13,100	5,772
Kimura Unity Co Ltd	6,200	59
Koike Sanso Kogyo	1,300	39
Kokusai Electric *	56,600	1,231
Kokuyo Co Ltd	147,100	2,394
Komatsu Ltd	1,040,100	27,209
Komori Corp	12,000	97
Konica Minolta Inc *	456,300	1,336
Konoike Transport Co Ltd	2,500	35
Kotobuki Spirits Co Ltd	96,500	1,479
Kubota Corp	120,200	1,810
Kusuri no Aoki Holdings	50,700	1,153
Kyoritsu Maintenance Co Ltd	15,400	654
Kyoto Financial Group	58,800	916
Kyushu Leasing Service	4,500	32
Lawson Inc	72,200	3,730
LY	252,900	896
Macnica Holdings Inc	49,500	2,611
Makita Corp	446,700	12,326
Maruzen Showa Unyu Co Ltd	3,400	94
Matching Service Japan	7,000	56
Maxell Ltd	4,500	50
Mazda Motor Corp	831,700	8,988
MCJ Co Ltd	4,200	33
MEC	1,000	31
Medical System Network Co Ltd, Cl A	12,800	59
Megachips Corp	9,700	322
Megmilk Snow Brand Co Ltd	25,400	381
Meidensha Corp	13,300	230
MEITEC Group Holdings	6,700	134
Menicon	9,600	160
Micronics Japan Co Ltd	25,400	661

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mimasu Semiconductor Industry Co Ltd	17,000	$386
MINEBEA MITSUMI Inc	885,700	18,210
Mitsubishi Electric Corp	392,300	5,563
Mitsubishi Heavy Industries Ltd	42,800	2,502
Mitsubishi Motors Corp	237,100	755
Mitsubishi Shokuhin Co Ltd	15,200	519
Mitsui Fudosan Logistics Park ‡	220	714
MIXI Inc	70,200	1,176
Mizuno Corp	48,400	1,349
Moriroku Holdings	4,800	95
Morita Holdings Corp	2,100	23
Morito Co Ltd	4,300	39
Mory Industries	700	21
MS&AD Insurance Group Holdings Inc	207,400	8,159
Murata Manufacturing Co Ltd	828,100	17,581
Naigai Trans Line Ltd	5,300	89
NEC Corp	163,100	9,660
NEOJAPAN Inc	5,700	41
NET One Systems Co Ltd	17,600	300
Nexon Co Ltd (A)	39,000	711
Nichiban	2,000	25
Nichirei Corp	62,500	1,540
Nihon Chouzai Co Ltd	19,900	198
Nihon Denkei Co Ltd	4,400	58
Nihon Flush	4,100	26
Nihon Trim Co Ltd	5,200	111
Nippon Concept Corp	4,100	48
Nippon Sanso Holdings	77,000	2,062
Nippon Seisen Co Ltd	1,400	48
Nippon Shinyaku Co Ltd	59,800	2,119
Nippon Shokubai Co Ltd	700	27
Nippon Steel Corp	70,400	1,613
Nippon Telegraph & Telephone Corp	3,228,200	3,945
Nippon Thompson Co Ltd	13,600	54
Nippon Yusen KK	110,600	3,429
Nissan Motor Co Ltd	917,800	3,608
Nissei ASB Machine Co Ltd	1,100	34
Nisshinbo Holdings Inc	88,600	720
Nissin Corp	2,200	37
Nissin Foods Holdings Co Ltd	149,400	5,215
Nisso Holdings	3,900	22
Nissui Corp	251,200	1,353
Nitto Kohki Co Ltd	2,200	29
Nittoc Construction Co Ltd	10,000	75
Noda Corp	2,900	24
North Pacific Bank Ltd	97,500	246
Obara Group Inc	5,000	134
OBIC Business Consultants Co Ltd	30,200	1,382
Obic Co Ltd	22,300	3,843
Okabe Co Ltd	8,200	43
Okamoto Industries	300	11
Okuwa Co Ltd	77,900	457

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Olympus Corp	565,600	$8,186
Ono Pharmaceutical Co Ltd	97,100	1,733
Onward Holdings Co Ltd	83,900	286
Ootoya Holdings	700	25
Optim Corp *	7,100	42
Optorun Co Ltd	31,300	362
Oracle Corp Japan	27,800	2,143
Oriental Land Co Ltd/Japan	269,600	10,042
Orix JREIT Inc ‡	742	876
Oro Co Ltd	2,100	39
Otsuka Corp	114,600	4,725
Otsuka Holdings Co Ltd	144,400	5,417
Pan Pacific International Holdings Corp	159,400	3,804
Persol Holdings Co Ltd	1,991,200	3,419
Pickles Holdings Co Ltd	6,100	53
PR Times *	6,000	77
Pronexus Inc	3,300	31
Proto Corp	4,400	42
QB Net Holdings Co Ltd	2,400	26
Qol Holdings Co Ltd	13,200	155
Recruit Holdings Co Ltd	154,500	6,535
Resona Holdings Inc	2,936,400	14,924
Restar Holdings	1,900	38
Ricoh Co Ltd	145,500	1,118
Ride On Express Holdings Co Ltd	6,000	43
Riken Technos Corp	7,100	43
Riken Vitamin Co Ltd	9,500	151
Riso Kagaku Corp	2,300	43
Rix	700	17
Rohto Pharmaceutical Co Ltd	95,100	1,918
RS Technologies Co Ltd	1,600	34
Ryohin Keikaku Co Ltd	31,600	529
Sakai Chemical Industry Co Ltd	1,800	24
Sakai Heavy Industries Ltd	1,000	43
Sakai Moving Service Co Ltd	3,300	64
Sakata INX	8,000	77
Sangetsu Corp	14,700	323
Sanken Electric Co Ltd	2,300	127
Sankyo Co Ltd	125,700	7,332
Sanrio	22,200	926
Sansan *	9,600	109
Santen Pharmaceutical Co Ltd	185,900	1,853
Sanwa Holdings Corp	254,000	3,853
Sanyo Shokai Ltd	13,700	231
Sato Holdings Corp	7,000	105
Sawai Group Holdings	12,200	451
SB Technology	2,800	47
SCREEN Holdings Co Ltd	74,200	6,279
SCSK Corp	113,400	2,249
Seed	4,500	26
Seiko Epson Corp	91,500	1,370
Sekisui Kasei	8,300	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SERAKU Co Ltd	3,000	$27
Seven & i Holdings Co Ltd	470,800	18,684
Shibaura Machine Co Ltd	11,900	292
Shibuya Corp	5,500	95
Shimamura Co Ltd	15,900	1,777
Shimojima Co Ltd	3,100	28
Shindengen Electric Manufacturing Co Ltd	10,600	228
Shin-Etsu Polymer	3,900	46
Shinmaywa Industries	5,800	48
Shinnihon Corp	3,900	31
Shinnihonseiyaku Co Ltd	2,300	28
Shionogi & Co Ltd	18,700	902
Shofu Inc	6,300	123
Sinfonia Technology Co Ltd	4,200	62
Sinko Industries Ltd	1,700	32
SKY Perfect JSAT Holdings	33,100	164
SMK Corp	1,300	24
SMS Co Ltd	13,900	286
Solasto	40,000	175
Soliton Systems KK	5,500	54
Sompo Holdings Inc	5,200	254
Sotetsu Holdings	29,500	573
Startia Holdings	2,500	24
Step Co Ltd	1,900	25
Subaru Corp	763,300	14,001
Sumitomo Metal Mining Co Ltd	47,800	1,440
Sumitomo Mitsui Financial Group Inc	258,400	12,610
Sumitomo Pharma Co Ltd	51,600	171
Sumitomo Rubber Industries Ltd	13,500	147
Sun* *	8,300	57
Sun-Wa Technos Corp	2,600	41
Suzuken Co Ltd/Aichi Japan	39,000	1,292
Suzuki Motor Corp	2,000	86
System Research	1,400	29
T&D Holdings Inc	301,700	4,795
Taihei Dengyo Kaisha Ltd	800	25
Taisho Pharmaceutical Holdings Co Ltd	18,700	1,147
Takara & Co Ltd	2,600	50
Takashimaya Co Ltd	165,600	2,257
Takeda Pharmaceutical Co Ltd	735,200	21,141
Takeuchi Manufacturing	36,600	1,112
Takuma Co Ltd	4,300	55
Tanseisha	9,200	57
TDK Corp	112,000	5,336
TechMatrix Corp	12,700	158
Teijin Ltd	84,900	805
Temairazu Inc	6,600	141
Tera Probe Inc	2,447	114
TIS Inc	132,400	2,918
Tocalo Co Ltd	7,400	78
Tochigi Bank Ltd/The	46,200	102
Toho Co Ltd/Kobe	2,700	53

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toho Holdings	15,900	$363
Tokyo Seimitsu Co Ltd	59,200	3,641
Tokyu Fudosan Holdings Corp	429,600	2,747
Toli	15,900	36
Tomy Co Ltd	61,400	972
Tonami Holdings Co Ltd	800	26
TOPPAN Holdings	4,600	128
Toray Industries Inc	3,079,100	16,011
Toshiba TEC Corp	6,100	126
Toyo Engineering Corp *	26,300	147
Toyo Kanetsu	2,300	63
Toyo Suisan Kaisha Ltd	49,600	2,561
Toyo Tire	11,200	188
Traders Holdings	6,100	23
Transaction	4,000	61
Transcosmos Inc	5,100	109
Trend Micro Inc/Japan *(A)	60,400	3,234
Trusco Nakayama Corp	14,500	252
Tsubakimoto Chain Co	16,300	468
Tsubakimoto Kogyo	700	32
TYK Corp/Tokyo	11,000	33
United Arrows Ltd	1,900	25
V Technology Co Ltd	1,500	30
Valor Holdings Co Ltd	8,900	154
ValueCommerce Co Ltd	25,300	263
Vision *	27,000	236
Vital KSK Holdings	5,500	41
Warabeya Nichiyo Holdings Co Ltd	25,400	617
Waseda Academy Co Ltd	3,100	40
WingArc1st Inc	20,200	441
Xebio Holdings Co Ltd	7,200	49
YAMADA Consulting Group	2,400	29
Yamae Group Holdings Co Ltd	1,400	38
Yamaha Motor Co Ltd	363,300	3,246
Yamaichi Electronics Co Ltd	6,300	87
Yamazaki Baking Co Ltd	29,700	678
Yamazen Corp	10,200	86
Yokowo Co Ltd	7,900	80
Yorozu Corp	5,500	32
Yoshinoya Holdings	25,300	575
Yossix Holdings Co Ltd	6,600	127
Zenkoku Hosho	5,100	192
Zenrin	5,500	34
ZERIA Pharmaceutical	1,600	23
ZIGExN Co Ltd	12,900	49
Zuken Inc	5,000	143
		591,460

Jordan — 0.0%
Hikma Pharmaceuticals PLC	11,910	272

Luxembourg — 0.5%
ArcelorMittal SA	727,508	20,634

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Malaysia — 0.0%
Taliworks Corp Bhd	143,900	$26

Mexico — 0.0%
Grupo Herdez SAB de CV	27,929	76

Netherlands — 7.5%
ABN AMRO Bank NV	192,300	2,887
Adyen NV *	6,961	8,971
Akzo Nobel NV	216,133	17,863
ASM International NV	14,953	7,763
ASML Holding NV, Cl G	8,956	6,779
ING Groep NV	2,723,168	40,688
James Hardie Industries PLC *	452,480	17,441
Koninklijke Ahold Delhaize NV	750,940	21,580
Koninklijke KPN NV	1,070,215	3,686
Koninklijke Philips NV *	1,959,708	45,645
Koninklijke Vopak NV	32,063	1,078
NN Group NV	121,053	4,781
Randstad NV	571,502	35,808
Shell PLC	1,878,516	61,786
Universal Music Group NV	40,841	1,164
Wolters Kluwer NV	151,628	21,557
		299,477

Norway — 0.2%
Aker BP ASA	43,524	1,266
Bouvet ASA	9,949	60
DNB Bank ASA	189,437	4,029
Frontline	29,702	596
Hoegh Autoliners ASA	15,224	138
Stolt-Nielsen Ltd	1,480	45
Wallenius Wilhelmsen ASA, Cl B	12,734	112
		6,246

Poland — 0.0%
Bank Polska Kasa Opieki SA	37,327	1,443
Powszechna Kasa Oszczednosci Bank Polski SA *	40,451	518
Santander Bank Polska	792	99
		2,060

Portugal — 0.2%
Banco Comercial Portugues, Cl R *	4,406,314	1,335
Jeronimo Martins SGPS SA	184,188	4,688
Mota-Engil SGPS	24,215	106
		6,129

Qatar — 0.0%
Ooredoo QPSC	171,417	513

Saudi Arabia — 0.4%
Al-Dawaa Medical Services	1,965	55
Arab National Bank	9,009	61
Arabian Centres	9,678	53
Dar Al Arkan Real Estate Development Co *	424,626	1,575

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elm Co	41,370	$8,987
Etihad Etisalat Co	94,878	1,250
Saudi Electricity Co	415,017	2,098
Saudi Marketing	4,728	28
		14,107

Singapore — 0.5%
DBS Group Holdings Ltd	85,600	2,168
Genting Singapore Ltd	41,200	31
IGG Inc *	460,000	191
Oversea-Chinese Banking Corp Ltd	63,300	624
Seatrium *	17,995,400	1,610
Sembcorp Industries	410,300	1,651
Singapore Airlines Ltd	1,274,800	6,340
United Overseas Bank Ltd	377,400	8,140
		20,755

South Africa — 0.2%
Anglo American PLC	264,140	6,635
DataTec Ltd	100,188	222
		6,857

South Korea — 1.4%
BNK Financial Group Inc	604,863	3,346
JLS Co Ltd	2,017	11
Samsung Electronics Co Ltd	594,496	36,084
SaraminHR Co Ltd *	1,991	27
Shinhan Financial Group Co Ltd	258,494	8,014
SK Hynix Inc	63,829	6,966
		54,448

Spain — 3.2%
Aena SME SA	78,089	14,155
Amadeus IT Group SA, Cl A	369,029	26,448
Banco Bilbao Vizcaya Argentaria SA	398,624	3,622
Banco Santander SA	1,302,956	5,440
Bankinter SA	209,692	1,343
CaixaBank SA	7,723,760	31,791
Cia de Distribucion Integral Logista Holdings SA	2,009	54
Iberdrola SA	810,388	10,626
Indra Sistemas SA	35,279	546
Industria de Diseno Textil SA	693,098	30,189
Repsol SA	146,319	2,174
Solaria Energia y Medio Ambiente *	45,144	928
Telefonica SA	124,839	487
		127,803

Sweden — 3.1%
Alfa Laval AB	24,744	990
Alleima	69,478	528
Assa Abloy AB, Cl B	169,133	4,872
Atlas Copco AB, Cl A	769,141	13,245
Betsson, Cl B	44,087	475
Camurus *	13,328	712

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elekta, Cl B	153,831	$1,257
Essity AB, Cl B	548,080	13,596
Evolution AB	54,308	6,479
Fastighets Balder, Cl B *	286,379	2,032
H & M Hennes & Mauritz AB, Cl B	797,048	13,969
Indutrade	27,072	703
Investor AB, Cl B	281,834	6,530
Munters Group	40,961	665
Sandvik AB	39,484	855
Securitas AB, Cl B (A)	1,887,913	18,467
Skandinaviska Enskilda Banken, Cl A	148,506	2,045
SKF AB, Cl B	146,066	2,918
Svenska Handelsbanken AB, Cl A	102,708	1,115
Troax Group	615	15
Volvo AB, Cl B	1,212,427	31,484
		122,952

Switzerland — 4.6%
ABB Ltd	322,381	14,287
Accelleron Industries	32,430	1,012
Adecco Group AG	41,445	2,032
Aryzta AG *	266,631	492
BKW	14,656	2,603
Chocoladefabriken Lindt & Spruengli AG	110	1,319
Cie Financiere Richemont SA, Cl A	61,352	8,438
dormakaba Holding AG	2,385	1,286
DSM-Firmenich	4,561	464
Julius Baer Group Ltd	365,775	20,491
Kuehne + Nagel International AG	30,741	10,585
Logitech International SA	180,000	17,058
Lonza Group AG	14,319	6,017
Novartis AG	259,519	26,169
On Holding, Cl A *	24,731	667
Partners Group Holding AG	5,637	8,124
Sandoz Group *	9,330	300
Schindler Holding AG	25,938	6,481
Siegfried Holding	732	748
Swatch Group AG/The	65,631	17,826
Swiss Prime Site AG	11,295	1,206
Swissquote Group Holding SA	2,598	632
UBS Group AG	1,095,774	33,980
		182,217

Taiwan — 1.4%
Acer Inc	1,623,000	2,845
Apacer Technology Inc	23,000	46
ASROCK	82,000	687
Asustek Computer Inc	168,000	2,680
Chicony Power Technology	27,695	131
Compal Electronics Inc	311,000	404
Global Lighting Technologies Inc	13,000	22
Hon Hai Precision Industry Co Ltd	8,162,000	27,791
ITE Technology Inc	50,728	249
Lite-On Technology Corp	282,000	1,075

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Micro-Star International Co Ltd	65,000	$432
Novatek Microelectronics Corp	446,000	7,513
Pegatron Corp	84,000	239
Realtek Semiconductor Corp	79,000	1,214
Taiwan FU Hsing Industrial Co Ltd	21,000	33
Taiwan Semiconductor Manufacturing Co Ltd	603,000	11,651
Ya Horng Electronic	14,000	25
Zyxel Group Corp	155,000	257
		57,294

Thailand — 0.2%
Bangkok Bank PCL NVDR	890,100	4,077
Kasikornbank PCL NVDR	94,100	372
Lanna Resources PCL NVDR	155,400	70
PTT Exploration & Production PCL NVDR	484,500	2,110
		6,629

United Kingdom — 15.2%
3i Group PLC	103,460	3,193
4imprint Group PLC	596	35
Accenture PLC, Cl A	15,927	5,589
AG Barr PLC	22,151	145
AJ Bell PLC	26,807	107
Aon PLC, Cl A	24,417	7,106
AstraZeneca PLC	180,059	24,331
Aviva PLC	2,073,078	11,488
BAE Systems PLC	537,688	7,612
Barclays PLC	16,400,230	32,151
Berkeley Group Holdings PLC	77,745	4,646
BP PLC	3,509,694	20,856
BP PLC ADR	594,573	21,048
Breedon Group	7,305	34
British American Tobacco PLC	406,898	11,907
Bytes Technology Group	9,436	74
Centrica PLC	6,693,730	12,002
Compass Group PLC	481,952	13,185
Computacenter PLC	34,397	1,224
CRH PLC	3,585	247
Croda International PLC	51,765	3,333
Diageo PLC	1,037,552	37,775
Experian PLC	164,482	6,714
Ferguson PLC	37,372	7,187
Ferrexpo PLC *	524,939	604
Greggs PLC	71,696	2,378
GSK PLC	894,426	16,535
HSBC Holdings PLC	2,913,611	23,604
ICON PLC *	36,960	10,462
International Consolidated Airlines Group SA *	1,067,074	2,108
Intertek Group PLC	213,780	11,571
Investec PLC	1,346,466	9,197
J Sainsbury PLC	6,283,187	24,238
Just Group PLC	389,824	427

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kingfisher PLC	1,388,505	$4,307
Legal & General Group PLC	2,683,776	8,591
Linde PLC	11,973	4,917
Man Group PLC/Jersey	834,115	2,473
Medtronic PLC	125,406	10,331
NatWest Group PLC	6,171,420	17,261
Ninety One PLC	348,352	818
Pagegroup PLC	214,227	1,330
Polar Capital Holdings PLC	163	1
QinetiQ Group PLC	90,352	356
Reckitt Benckiser Group PLC	594,239	41,058
RELX PLC	342,604	13,566
Rolls-Royce Holdings PLC *	9,157,285	34,986
Sage Group PLC/The	439,261	6,566
Segro PLC ‡	354,818	4,009
Smith & Nephew PLC	1,292,211	17,766
Speedy Hire PLC	81,426	34
Standard Chartered PLC	1,639,069	13,928
STERIS PLC	26,172	5,754
Tesco PLC	7,436,276	27,539
Travis Perkins PLC	1,381,789	14,596
Unilever PLC	602,756	29,199
Vodafone Group PLC	3,892,519	3,402
WH Smith PLC	474,925	8,076
Whitbread PLC	19,547	911
Wise PLC, Cl A *	27,925	311
		605,199

United States — 5.4%
Arch Capital Group Ltd *	78,239	5,811
Atlassian Corp Ltd, Cl A *	42,415	10,089
CRH	9,309	644
CyberArk Software *	10,642	2,331
EPAM Systems Inc *	12,854	3,822
Grab Holdings, Cl A *	247,513	834
Monday.com Ltd *	29,583	5,556
Navigator Holdings	2,091	30
Nestle SA	221,941	25,713
RHI Magnesita NV	760	33
Roche Holding AG	317,778	92,315
Sanofi	444,711	44,095
Schneider Electric SE	23,356	4,690
Spotify Technology *	52,305	9,829
Swiss Re AG	24,233	2,723
Viemed Healthcare *	9,827	77
Waste Connections Inc	35,292	5,268
		213,860

Total Common Stock
(Cost $3,318,275) ($ Thousands)		3,858,491

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.7%
Brazil — 0.0%
Schulz SA (B)	20,100	$29

Germany — 0.7%
FUCHS PETROLUB SE, 2.800%	3,890	173
Henkel AG & Co KGaA (B)	153,025	12,316
Schaeffler AG (B)	136,682	845
Volkswagen AG, 7.200%	115,587	14,275
		27,609

Total Preferred Stock
(Cost $30,352) ($ Thousands)		27,638

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF	38,899	2,737

Total Exchange Traded Fund
(Cost $2,674) ($ Thousands)		2,737

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Wistron Corp, Expires 12/15/2023 *	139	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, LP
5.410% **†(C)	33,134,364	33,169

Total Affiliated Partnership
(Cost $33,140) ($ Thousands)		33,169

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†	15,012,294	15,012

Total Cash Equivalent
(Cost $15,012) ($ Thousands)		15,012

Total Investments in Securities — 98.8%
(Cost $3,399,453) ($ Thousands)		$3,937,047

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	119	Mar-2024	$5,897	$5,972	$(45)
FTSE 100 Index	31	Mar-2024	2,954	3,065	68
Hang Seng Index	5	Jan-2024	537	549	11
SPI 200 Index	11	Mar-2024	1,302	1,423	68
TOPIX Index	23	Mar-2024	3,676	3,860	21
			$14,366	$14,869	$123

A list of the open OTC Swap agreement held by the Fund at December 31, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	02/03/2027	USD	7,421	$(375)	$–	$(375)
								$(375)	$–	$(375)

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of December 31, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

16,454	ASML Holding N.V. New York Registry	$12,389	$52	166.9%
16,949	L OREAL	8,261	156	111.3
111,716	CRH PLC	7,525	270	101.4
149,121	UNILEVER PLC	7,112	94	95.8
366,400	TOYOTA MOTOR CORP	6,722	(6)	90.6
604,863	HSBC HOLDINGS PLC	4,678	211	63.0
178,953	UNICREDITO SPA	4,627	218	62.4
118,747	RELX PLC	4,560	137	61.4
1,219,427	TESCO PLC	4,378	127	59.0
276,091	SAGE GROUP PLC/THE	4,099	18	55.2
30,029	VINCI SA	3,788	(26)	51.0
123,586	3I GROUP PLC	3,687	119	49.7
33,775	LEGRAND SA	3,572	(70)	48.1
36,544	INTERCONTINENTAL HOTELS GROU	3,283	12	44.2
17,104	SAFRAN SA	2,990	15	40.3
13,508	AIR LIQUIDE	2,595	27	35.0
251,660	INFORMA PLC	2,444	56	32.9
83,051	HALMA PLC	2,385	36	32.1
22,166	NEXT PLC	2,295	(7)	30.9
294,695	B&M EUROPEAN VALUE RETAIL SA	2,100	-	28.3
568,934	ROLLS-ROYCE HOLDINGS PLC	2,096	73	28.2
72,296	COCA-COLA HBC AG-DI	2,091	29	28.2
589,155	MARKS & SPENCER GROUP PLC	1,957	85	26.4
40,658	SPECTRIS PLC	1,917	37	25.8
243,860	RIGHTMOVE PLC	1,726	60	23.3
19,421	KINGSPAN GROUP	1,710	(32)	23.0
27,043	BERKELEY GROUP HOLDINGS/THE	1,672	(60)	22.5
124,277	UNITE GROUP PLC/THE	1,646	4	22.2
35,553	WHITBREAD PLC	1,572	81	21.2
37,673	ACCOR SA	1,425	12	19.2
109,542	MEDIOBANCA	1,330	22	17.9
625,641	TRITAX BIG BOX REIT PLC	1,309	35	17.6
55,988	HIKMA PHARMACEUTICALS PLC	1,230	44	16.6
26,956	DIPLOMA PLC	1,219	9	16.4
38,752	ASSOCIATED BRITISH FOODS PLC	1,166	-	15.7

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
15,101	COMPAGNIE DE SAINT GOBAIN	1,098	11	14.8%
579,870	CENTRICA PLC	1,044	(7)	14.1
10,870	PUBLICIS	990	17	13.3
37,179	KLEPIERRE	990	21	13.3
7,606	GTT	982	23	13.2
42,401	TECHNIP ENERGIES NV	945	44	12.7
119,274	YELLOW CAKE PLC	922	16	12.4
6,918	GAMES WORKSHOP GROUP PLC	860	8	11.6
250,000	MONEYSUPERMARKET.COM	843	48	11.4
46,570	GSK PLC	839	20	11.3
6,369	ADP PROMESSES	814	8	11.0
171,754	BREEDON GROUP PLC	775	15	10.4
26,648	SCOR S.A.	762	16	10.3
165,717	AIB GROUP	670	39	9.0
4,899	RYANAIR HLDGS	640	12	8.6
46,378	BURFORD CAPITAL LTD	615	101	8.3
2,093	ICON PLC	584	7	7.9
231,850	LONDONMETRIC PROPERTY PLC	581	(17)	7.8
27,619	ELIS SA	569	6	7.7
32,486	PERSIMMON PLC	561	12	7.6
147,570	SAINSBURY (J) PLC	550	18	7.4
17,428	SPIE SA - W/I	541	3	7.3
263,944	INTL CONSOLIDATED AIRLINE-DI	534	(16)	7.2
22,336	SSE PLC	531	(4)	7.2
4,920	EIFFAGE	519	7	7.0
101,837	DOMINO'S PIZZA GROUP PLC	503	(15)	6.8

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(355,600)	KYOCERA CORP	$(5,077)	$(103)	(68.4)%
(215,800)	AOZORA BANK LTD	(4,687)	(3)	(63.2)
(100,600)	KAO CORP	(4,124)	(6)	(55.6)
(160,800)	OSAKA GAS CO LTD	(3,288)	(63)	(44.3)
(23,900)	NITORI HOLDINGS CO LTD	(3,148)	(46)	(42.4)
(28,000)	COSMOS PHARMACEUTICAL CORP	(3,051)	(177)	(41.1)
(162,700)	YAMATO HOLDINGS CO LTD	(2,989)	(11)	(40.3)
(438,100)	SHIMIZU CORP	(2,881)	(23)	(38.8)
(18,300)	FUJITSU LTD	(2,677)	(79)	(36.1)
(79,500)	SUNTORY BEVERAGE FOOD LTD	(2,598)	(18)	(35.0)
(19,527)	SPIRAX-SARCO ENGINEERING PLC	(2,554)	(55)	(34.4)
(766,715)	NOKIA OYJ	(2,519)	(63)	(33.9)
(156,400)	MARUBENI CORP	(2,452)	(14)	(33.0)
(216,700)	HULIC CO LTD	(2,282)	18	(30.8)
(146,100)	SEINO HOLDINGS CO LTD	(2,121)	(90)	(28.6)
(82,400)	DENTSU GROUP INC	(2,110)	-	(28.4)
(100,100)	FOOD LIFE COMPANIES LTD	(2,071)	19	(27.9)
(48,700)	HAMAMATSU PHOTONICS KK	(1,968)	(31)	(26.5)
(98,100)	NABTESCO CORP	(1,936)	(62)	(26.1)
(108,781)	SEEK LTD	(1,837)	(144)	(24.8)
(16,000)	HIROSE ELECTRIC CO LTD	(1,834)	26	(24.7)
(42,988)	QIAGEN NV	(1,825)	(38)	(24.6)
(92,527)	MONDI PLC	(1,803)	(7)	(24.3)
(171,797)	ELECTROLUX B	(1,781)	(62)	(24.0)
(43,900)	YASKAWA ELECTRIC CORP	(1,762)	(68)	(23.7)
(97,292)	SKANSKA B	(1,718)	(45)	(23.2)
(14,235)	COLOPLAST B	(1,640)	15	(22.1)
(542,900)	YAMADA HOLDINGS CO LTD	(1,632)	(53)	(22.0)
(62,300)	SUMITOMO HEAVY IND LTD	(1,553)	(14)	(20.9)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(92,800)	WELCIA HOLDINGS CO LTD	$(1,553)	$(67)	(20.9)%
(338,800)	RAKUTEN GROUP INC	(1,412)	(94)	(19.0)
(37,100)	AGC INC	(1,404)	29	(18.9)
(130,589)	RS GROUP PLC	(1,385)	23	(18.7)
(37,200)	ZENKOKU HOSHO CO LTD	(1,369)	(30)	(18.4)
(141,600)	PANASONIC HOLDINGS CORP	(1,366)	(33)	(18.4)
(184,500)	ASAHI KASEI CORP	(1,324)	(33)	(17.8)
(84,100)	UBE CORP	(1,309)	(54)	(17.6)
(169,500)	HAKUHODO DY HOLDINGS INC	(1,268)	(28)	(17.1)
(136,000)	KS HOLDINGS CORP	(1,254)	(18)	(16.9)
(214,216)	SCHRODERS PLC	(1,192)	20	(16.1)
(103,089)	CNH INDUSTRIAL NV	(1,181)	(78)	(15.9)
(556,600)	SATS LTD	(1,129)	(31)	(15.2)
(75,400)	OLYMPUS CORP	(1,122)	33	(15.1)
(71,000)	SUMCO CORP	(1,096)	34	(14.8)
(38,400)	TAKEDA PHARMACEUTICAL CO LTD	(1,082)	(20)	(14.6)
(310,068)	ENDEAVOUR GROUP LTD/AUSTRALI	(1,061)	(40)	(14.3)
(196,100)	LINK REIT	(1,055)	(77)	(14.2)
(96,637)	KINNEVIK B	(1,053)	17	(14.2)
(254,872)	BANK OF QUEENSLAND LTD	(1,038)	(17)	(14.0)
(124,495)	HUSQVARNA B	(1,033)	7	(13.9)
(906,200)	MAPLETREE PAN ASIA COMMERCIAL	(1,035)	(42)	(13.9)
(37,918)	GN STORE NORD	(986)	23	(13.3)
(68,100)	SG HOLDINGS CO LTD	(985)	9	(13.3)
(180,000)	NSK LTD	(950)	(22)	(12.8)
(54,200)	MABUCHI MOTOR CO LTD	(901)	4	(12.1)
(73,947)	NORDIC VLSI	(896)	(19)	(12.1)
(62,500)	MITSUBISHI ESTATE CO LTD	(882)	22	(11.9)
(2,774)	SONOVA H AG ORD	(877)	(26)	(11.8)
(267,042)	LOTTERY CORP LTD/THE	(862)	(19)	(11.6)
(65,400)	NOK CORP	(864)	(6)	(11.6)
(77,000)	HOKUETSU CORP	(834)	62	(11.2)
(96,002)	ST JAMES'S PLACE PLC	(826)	(9)	(11.1)
(54,655)	ALK-ABELL B	(788)	(30)	(10.6)
(51,300)	USHIO INC	(778)	43	(10.5)
(83,400)	LION CORP	(768)	(4)	(10.3)
(75,235)	BILLERUD AB	(767)	3	(10.3)
(63,914)	TOMRA SYSTEMS	(745)	(30)	(10.0)
(6,825)	CARL ZEISS MEDITEC AG	(725)	(19)	(9.8)
(22,727)	CORPORACION ACCIONA ENERGIAS RENOVABLES	(711)	8	(9.6)
(21,046)	SIGNIFY NV	(706)	3	(9.5)
(5,518)	REPLY SPA	(693)	(34)	(9.3)
(199,700)	HK LAND HOLDINGS	(675)	(19)	(9.1)
(728,800)	SUNTEC REIT	(668)	(10)	(9.0)
(50,008)	ALSTOM	(658)	(14)	(8.9)
(178,100)	OJI HOLDINGS CORP	(657)	(28)	(8.9)
(33,700)	ADEKA CORP	(655)	(29)	(8.8)
(18,145)	NETCOMPANY GROUP	(615)	10	(8.3)
(34,900)	FUJI CORP	(605)	6	(8.2)
(14,500)	SHO-BOND HOLDINGS CO LTD	(601)	(42)	(8.1)
(63,152)	PENNON GROUP PLC	(588)	(16)	(7.9)
(21,403)	JDE PEETS BV	(577)	2	(7.8)
(28,100)	DAIFUKU CO LTD	(563)	(4)	(7.6)
(183,897)	DOWNER EDI LTD	(549)	(2)	(7.4)
(355,000)	NEW WORLD DEV	(540)	(96)	(7.3)
(506,105)	XINYI GLASS	(540)	(27)	(7.3)
(33,900)	ELECTRIC POWER DEVELOPMENT CO LTD	(542)	(7)	(7.3)
(43,838)	BREMBO SPA	(532)	(4)	(7.2)
(18,500)	FANUC CORP	(537)	(6)	(7.2)
(15,800)	HANWA CO LTD	(534)	(25)	(7.2)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(7,909)	DKSH N	(519)	(29)	(7.0)%
(68,600)	NISSHINBO HOLDINGS INC	(521)	(35)	(7.0)
(13,400)	MSAD INSURANCE GROUP HOLDINGS INC	(509)	(17)	(6.9)
(23,700)	SBI HOLDINGS INC	(510)	(22)	(6.9)
(44,600)	ASTELLAS PHARMA INC	(508)	(24)	(6.8)
(127,951)	ATLAS ARTERIA	(480)	(24)	(6.5)
(19,041)	WORLDLINE SA	(322)	(7)	(4.3)
(35,850)	SES SA	(209)	(26)	(2.8)

Percentages are based on Net Assets of $3,986,698 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $33,169 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$7,071	$130,485	$(104,375)	$(3)	$(9)	$33,169	$46	$ —
SEI Daily Income Trust, Government Fund, Institutional Class	34,469	179,958	(199,415)	—	—	15,012	452	—
Totals	$41,540	$310,443	$(303,790)	$(3)	$(9)	$48,181	$498	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.1%
Austria — 0.3%
Erste Group Bank AG	105,280	$4,272

Brazil — 5.4%
Ambev SA	407,500	1,152
Ambev SA ADR	1,639,763	4,591
Arcos Dorados Holdings Inc, Cl A	335,593	4,259
B3 SA - Brasil Bolsa Balcao	303,529	909
Banco Bradesco SA ADR	108,725	381
Banco BTG Pactual SA	128,361	994
Banco do Brasil SA	474,815	5,414
BB Seguridade Participacoes SA	129,034	894
Centrais Eletricas Brasileiras SA	18,740	164
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	18,362	280
Cia De Sanena Do Parana	15,514	93
Cia Energetica de Minas Gerais ADR	368,174	854
CPFL Energia SA	650,995	5,161
Embraer ADR *	82,403	1,520
Engie Brasil Energia SA	70,117	654
Equatorial Energia SA	22,172	163
Gerdau SA ADR	63,727	309
Klabin SA	130,703	598
Lojas Renner SA	389,000	1,395
MercadoLibre Inc *	1,628	2,558
Multiplan Empreendimentos Imobiliarios SA	607,100	3,552
Natura & Co Holding SA *	2,089,400	7,265
Petroleo Brasileiro SA ADR *	245,416	3,919
PRIO SA	303,966	2,882
Raia Drogasil SA	85,515	518
Rumo SA	528,000	2,495
Sendas Distribuidora S/A	2,249,900	6,267
SLC Agricola SA	10,204	39
Suzano SA	44,183	506
Telefonica Brasil SA	55,222	607
TIM SA/Brazil	318,000	1,174
TIM SA/Brazil ADR	38,243	706
Ultrapar Participacoes SA	42,256	231
Vale SA	232,900	3,701
Vale SA ADR, Cl B	190,491	3,021
Vibra Energia SA	528,951	2,478
WEG SA	293,066	2,227
XP Inc, Cl A	94,015	2,451
YDUQS Participacoes SA	495,500	2,287
		78,669

Canada — 0.3%
Ivanhoe Mines Ltd, Cl A *	318,452	3,103
Kinross Gold	259,642	1,571
		4,674

Chile — 0.9%
Banco de Chile	59,738,281	7,079

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banco Santander Chile ADR	7,331	$143
Cencosud SA	220,791	419
Enel Chile ADR	72,258	234
Enel Chile SA	42,144,988	2,750
Sociedad Quimica y Minera de Chile SA ADR	28,154	1,696
		12,321

China — 23.2%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	807,500	2,142
3SBio Inc	497,592	479
Agricultural Bank of China Ltd, Cl H	11,388,000	4,390
Alibaba Group Holding Ltd	3,863,272	37,403
Aluminum Corp of China Ltd, Cl A	833,082	662
Anhui Conch Cement Co Ltd, Cl H	816,000	1,885
ANTA Sports Products Ltd	29,078	282
Avary Holding Shenzhen, Cl A	142,300	448
Baidu Inc ADR *	106,667	12,703
Bank of Beijing, Cl A	771,502	493
Bank of China Ltd, Cl H	12,757,701	4,869
Bank of Communications Co Ltd, Cl H	3,541,707	2,209
Bank of Jiangsu Co Ltd, Cl A	734,392	693
Baoshan Iron & Steel Co Ltd, Cl A	489,876	410
BBMG Corp, Cl A	417,273	112
BeiGene Ltd ADR *	881	159
Beijing Enterprises Holdings Ltd	462,758	1,609
Beijing Tongrentang, Cl A	73,200	554
BOE Technology Group Co Ltd, Cl A	1,041,700	573
Bosideng International Holdings Ltd	3,450,050	1,551
Budweiser Brewing Co APAC Ltd	1,215,300	2,275
BYD Co Ltd, Cl H	188,756	5,183
BYD Electronic International Co Ltd	650,000	3,047
Centre Testing International Group, Cl A	723,000	1,448
China CITIC Bank Corp Ltd, Cl H	1,020,874	481
China Communications Services Corp Ltd, Cl H	5,628,712	2,336
China Construction Bank Corp, Cl H	11,644,171	6,934
China Everbright Bank Co Ltd, Cl H	3,606,900	1,072
China High Precision Automation Group Ltd *(A)	1,385,624	24
China Life Insurance Co Ltd, Cl H	174,628	226
China Medical System Holdings Ltd	2,025,425	3,590
China Meidong Auto Holdings Ltd	4,544,000	2,764
China Merchants Securities Co Ltd, Cl A	237,776	457
China Overseas Land & Investment Ltd	1,364,000	2,404
China Pacific Insurance Group Co Ltd, Cl H	321,858	650
China Petroleum & Chemical Corp, Cl H	1,129,579	592
China Resources Land Ltd	3,589,455	12,871
China Shenhua Energy Co Ltd, Cl H	151,124	518
China Tower Corp Ltd, Cl H	6,790,000	713
Chinasoft International Ltd	909,101	697
Chongqing Brewery Co Ltd, Cl A	303,400	2,843
Chongqing Changan Automobile, Cl A	166,000	394

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chow Tai Fook Jewellery Group Ltd	56,121	$84
CITIC Ltd	780,605	780
CITIC Securities Co Ltd, Cl H	1,284,000	2,621
CMOC Group Ltd, Cl A	502,646	369
CSPC Pharmaceutical Group Ltd	434,000	404
Daqin Railway Co Ltd, Cl A	307,900	313
FAW Jiefang Group Co Ltd, Cl A *	243,400	292
Foshan Haitian Flavouring & Food Co Ltd, Cl A	1,186,885	6,351
Fuyao Glass Industry Group Co Ltd, Cl H	128,000	623
Ganfeng Lithium Group, Cl A	338,000	2,040
Gree Electric Appliances Inc of Zhuhai, Cl A	117,926	535
GRG Banking Equipment, Cl A	172,800	299
Guangzhou Automobile Group Co Ltd, Cl H	4,654,000	2,164
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	456,683	4,029
Haidilao International Holding Ltd	1,903,500	3,544
Haier Smart Home Co Ltd, Cl A	986,261	2,920
Haier Smart Home Co Ltd, Cl H	2,037,800	5,754
Heilongjiang Agriculture, Cl A	264,318	446
Heilongjiang Agriculture Co Ltd, Cl A	392,882	663
Industrial & Commercial Bank of China Ltd, Cl H	24,294,267	11,885
Innovent Biologics Inc *	333,000	1,823
iQIYI Inc ADR *	1,829,663	8,929
JD Logistics Inc *	170,626	214
JD.com Inc ADR	45,130	1,304
JD.com Inc, Cl A	281,300	4,053
Jiangsu Yuyue Medical Equipment & Supply, Cl A	105,100	512
Jointown Pharmaceutical Group Co Ltd, Cl A	557,082	551
JOYY Inc ADR	36,756	1,459
Kanzhun ADR	26,711	444
KE Holdings Inc ADR	16,744	271
Kingsoft Corp Ltd	522,100	1,611
Kuaishou Technology, Cl B *	106,770	724
Kunlun Energy Co Ltd	7,168,635	6,463
Kweichow Moutai Co Ltd, Cl A	1,694	412
Lenovo Group Ltd	2,458,000	3,437
Li Auto Inc ADR *	46,611	1,745
Li Ning Co Ltd	64,198	172
Lingyi iTech Guangdong, Cl A	519,500	495
Lufax Holding ADR	198,040	608
Meituan, Cl B *	564,185	5,917
MINISO Group Holding ADR	16,194	330
NetEase Inc	831,130	14,965
NetEase Inc ADR	24,408	2,274
New Oriental Education & Technology Group Inc *	500,945	3,544
NIO Inc ADR *	36,692	333
Nongfu Spring Co Ltd, Cl H	84,200	487
Offshore Oil Engineering Co Ltd, Cl A	407,100	341

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PDD Holdings Inc ADR *	48,172	$7,048
People's Insurance Co Group of China Ltd/The, Cl H	1,924,371	591
PetroChina Co Ltd, Cl H	4,685,552	3,096
PICC Property & Casualty Co Ltd, Cl H	8,697,638	10,337
Ping An Insurance Group Co of China Ltd, Cl A	186,214	1,058
Ping An Insurance Group Co of China Ltd, Cl H	2,883,384	13,053
Pop Mart International Group Ltd	126,600	328
Satellite Chemical Co Ltd, Cl A *	125,497	261
SF Holding Co Ltd, Cl A	438,900	2,500
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,561,901	1,522
Shanghai Construction Group, Cl A	619,800	204
Shanghai Electric Group, Cl A *	480,200	282
Shanghai Rural Commercial Bank Co Ltd, Cl A	426,662	345
Shanxi Lu'an Environmental Energy Development Co Ltd, Cl A	130,600	403
Shenzhen Envicool Technology, Cl A	799,508	3,098
Shenzhen International Holdings Ltd	18,203	15
Shenzhen Pagoda Industrial Group	117,993	92
Shenzhen Transsion Holdings, Cl A	18,000	351
Shenzhou International Group Holdings Ltd	19,581	202
Sinopharm Group Co Ltd, Cl H	272,822	715
Sinotruk Hong Kong Ltd	39,977	78
Sunny Optical Technology Group Co Ltd	181,600	1,648
Tencent Holdings Ltd	552,224	20,764
Topsports International Holdings Ltd	3,036,541	2,364
TravelSky Technology Ltd, Cl H	93,654	162
Trip.com Group Ltd *	95,250	3,386
Trip.com Group Ltd ADR *	12,837	462
Tsingtao Brewery Co Ltd, Cl A	48,180	508
Uni-President China Holdings Ltd	185,190	132
Vipshop Holdings Ltd ADR *	694,408	12,333
Weichai Power Co Ltd, Cl H	377,000	630
Wens Foodstuffs Group Co Ltd, Cl A	137,500	389
Western Mining, Cl A	188,444	379
Wuxi Biologics Cayman Inc *	125,221	475
Xiaomi Corp, Cl B *	920,192	1,838
Xinyi Solar Holdings Ltd	3,896,458	2,275
Yadea Group Holdings Ltd	1,288,439	2,264
Yangzijiang Shipbuilding Holdings Ltd	282,820	319
Youngor Fashion, Cl A	127,249	118
Yuexiu Property Co Ltd	398,165	324
Yum China Holdings Inc	62,183	2,638
Yunnan Aluminium, Cl A	161,185	278
Yunnan Botanee Bio-Technology Group, Cl A	176,300	1,695
Yunnan Chihong Zinc&Germanium, Cl A	190,300	136
Yutong Bus, Cl A	129,100	241
Zhejiang Expressway Co Ltd, Cl H	1,168,000	779
Zhejiang Supor Co Ltd, Cl A	53,522	400

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zhongjin Gold, Cl A	224,553	$315
Zhongsheng Group Holdings Ltd	651,500	1,559
Zijin Mining Group Co Ltd, Cl H	250,600	408
Zoomlion Heavy Industry Science and Technology, Cl A	372,669	343
ZTE Corp, Cl H	99,985	223
ZTO Express Cayman Inc ADR	19,724	420
		340,463

Colombia — 0.0%
Bancolombia SA ADR, Cl R	18,154	559

Greece — 0.9%
Alpha Services and Holdings SA *	4,208,622	7,155
Eurobank Ergasias Services and Holdings SA *	2,912,615	5,180
Motor Oil Hellas Corinth Refineries SA	28,191	740
National Bank of Greece SA *	79,078	550
OPAP SA	4,205	71
		13,696

Hong Kong — 0.9%
AIA Group Ltd	887,400	7,734
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	4
Galaxy Entertainment Group Ltd	262,000	1,468
Vitasoy International Holdings Ltd	3,546,000	3,533
WH Group Ltd	773,007	499
		13,238

Hungary — 1.4%
MOL Hungarian Oil & Gas PLC	450,711	3,681
OTP Bank Nyrt	269,074	12,287
Richter Gedeon Nyrt	166,469	4,210
		20,178

India — 12.7%
Angel One	13,209	554
Apollo Tyres Ltd	66,980	365
Ashok Leyland Ltd	1,996,037	4,355
Asian Paints Ltd	13,970	571
Aurobindo Pharma Ltd	37,865	493
Axis Bank Ltd	105,809	1,402
Bajaj Auto Ltd	11,656	952
Bajaj Finance Ltd	7,426	654
Balkrishna Industries	8,600	265
Bank of Baroda	185,732	516
Bharat Electronics Ltd	480,854	1,064
Bharat Petroleum Corp Ltd	103,828	562
Bharti Airtel Ltd	325,219	4,034
Bosch Ltd	1,107	295
Britannia Industries Ltd	9,238	593
Canara Bank	615,176	3,234
Cipla Ltd/India	25,418	381
Coal India Ltd	215,981	976
Container Corp Of India Ltd	58,297	602

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cummins India Ltd	17,463	$412
Divi's Laboratories Ltd	19,593	919
DLF Ltd	446,293	3,896
Dr Lal PathLabs	6,492	201
Dr Reddy's Laboratories Ltd	16,938	1,180
Dr Reddy's Laboratories Ltd ADR	106,400	7,403
Exide Industries Ltd	760,622	2,905
Federal Bank Ltd	173,676	326
GAIL India Ltd	340,029	662
Grasim Industries Ltd	30,502	783
HCL Technologies Ltd	691,657	12,186
HDFC Asset Management Co Ltd	30,640	1,180
HDFC Bank Ltd	632,071	12,983
HDFC Bank Ltd ADR	111,786	7,502
Hero MotoCorp Ltd	99,552	4,952
Hindalco Industries Ltd	110,106	814
Hindustan Aeronautics	30,158	1,016
Hindustan Unilever Ltd	22,334	715
ICICI Bank Ltd	362,370	4,340
ICICI Bank Ltd ADR	567,343	13,525
Indian Oil Corp Ltd	408,776	638
Indraprastha Gas Ltd	32,281	162
Infosys Ltd	138,578	2,569
Infosys Ltd ADR	468,402	8,609
InterGlobe Aviation Ltd *	5,093	182
ITC Ltd	140,026	778
Jindal Steel & Power Ltd	91,654	824
Jio Financial Services *	139,783	391
JSW Energy	500,239	2,459
JSW Steel Ltd	29,834	316
Kotak Mahindra Bank Ltd	21,770	499
KPIT Technologies Ltd	168,809	3,071
L&T Finance Holdings	198,131	393
Larsen & Toubro Ltd	45,182	1,915
Life Insurance Corp of India	65,529	656
Lupin	22,688	361
Mahindra & Mahindra GDR	258,934	5,464
Mahindra & Mahindra Ltd	35,836	745
Manappuram Finance Ltd	177,099	366
Maruti Suzuki India Ltd	28,942	3,583
Max Healthcare Institute	67,122	554
MRF	329	512
Multi Commodity Exchange of India Ltd	39,655	1,525
Muthoot Finance Ltd	32,304	573
Nestle India Ltd	2,693	860
NTPC Ltd	366,016	1,369
Oil & Natural Gas Corp Ltd	447,259	1,102
Petronet LNG Ltd	1,111,395	2,974
PI Industries	7,390	312
Polycab India	5,015	331
Power Finance Corp Ltd	298,618	1,373
Power Grid Corp of India Ltd	1,675,726	4,777

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reliance Industries Ltd	308,249	$9,575
SBI Life Insurance Co Ltd	24,966	430
Shriram Transport Finance Co Ltd	122,728	3,028
Siemens Ltd	10,829	524
Sobha Ltd	229,809	2,722
State Bank of India	144,218	1,113
Sun Pharmaceutical Industries Ltd	44,633	676
Tata Consultancy Services Ltd	94,644	4,314
Tata Motors Ltd	147,595	1,383
Tata Steel Ltd	546,192	916
Tech Mahindra Ltd	24,029	368
Titan Co Ltd	12,691	561
Torrent Pharmaceuticals Ltd	60,673	1,681
UltraTech Cement Ltd	11,515	1,453
UPL Ltd	411,323	2,903
Wipro Ltd	59,534	337
WNS Holdings Ltd ADR *	7,788	492
Zomato *	2,346,344	3,488
		185,975

Indonesia — 2.8%
Ace Hardware Indonesia Tbk PT	43,452,700	2,032
Aneka Tambang Tbk	13,680,600	1,515
Astra International Tbk PT	1,762,352	647
Bank Central Asia Tbk PT	12,908,848	7,881
Bank Mandiri Persero Tbk PT	1,737,487	683
Bank Negara Indonesia Persero Tbk PT	1,963,710	685
Bank Rakyat Indonesia Persero Tbk PT	50,489,809	18,773
Indofood CBP Sukses Makmur Tbk PT	747,940	514
Indofood Sukses Makmur Tbk PT	1,141,485	478
Kalbe Farma Tbk PT	47,441,800	4,961
Sumber Alfaria Trijaya Tbk PT	10,317,100	1,963
Telkom Indonesia Persero Tbk PT	2,259,367	580
United Tractors Tbk PT	377,099	554
		41,266

Japan — 0.3%
Unicharm Corp	104,900	3,793

Kazakhstan — 0.1%
NAC Kazatomprom JSC GDR	51,838	1,996

Kuwait — 0.1%
Kuwait Finance House KSCP	187,234	442
Mobile Telecommunications KSCP	191,871	317
National Bank of Kuwait SAKP	239,832	698
		1,457

Malaysia — 0.6%
CIMB Group Holdings Bhd	674,132	858
Gamuda Bhd	2,871,527	2,868
Malayan Banking Bhd	252,700	489
Petronas Dagangan Bhd	44,500	212
Public Bank Bhd	5,229,500	4,882
		9,309

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mexico — 3.2%
Alsea SAB de CV	567,300	$2,154
America Movil SAB de CV ADR	52,708	976
Arca Continental SAB de CV	68,201	748
Banco del Bajio SA	79,646	267
Cemex SAB de CV ADR *	556,391	4,312
Coca-Cola Femsa SAB de CV	67,000	638
Fibra Uno Administracion SA de CV ‡	800,914	1,443
Fomento Economico Mexicano SAB de CV	729,500	9,540
Fomento Economico Mexicano SAB de CV ADR	12,883	1,679
Gruma SAB de CV, Cl B	46,937	861
Grupo Financiero Banorte SAB de CV, Cl O	1,620,327	16,371
Grupo Mexico SAB de CV, Ser B	530,884	2,959
Promotora y Operadora de Infraestructura SAB de CV	110,582	1,197
Regional	314,200	3,013
Ternium SA ADR	7,115	302
Vista Energy ADR *	13,921	411
Wal-Mart de Mexico SAB de CV	118,710	500
		47,371

Panama — 0.2%
Copa Holdings SA, Cl A	30,508	3,243

Peru — 0.0%
Credicorp Ltd	1,871	281

Philippines — 0.2%
Ayala Land Inc	2,645,300	1,646
BDO Unibank Inc	312,369	736
International Container Terminal Services Inc	56,864	253
		2,635

Poland — 1.1%
Bank Polska Kasa Opieki SA	157,341	6,084
Budimex	2,783	443
KGHM Polska Miedz SA	136,914	4,272
LPP SA	131	539
ORLEN SA	16,090	268
PGE Polska Grupa Energetyczna SA *	93,064	206
Powszechny Zaklad Ubezpieczen SA	360,713	4,336
		16,148

Qatar — 0.1%
Commercial Bank PSQC/The	367,077	600
Ooredoo QPSC	202,224	605
Qatar Islamic Bank SAQ	82,629	474
Qatar National Bank QPSC	62,541	276
		1,955

Russia — 0.0%
Alrosa PJSC (A)	605,728	–
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LUKOIL PJSC	109,206	$–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC (A)	230,389	–
Sberbank of Russia PJSC	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
Surgutneftegas PJSC ADR *(B)	501,658	–
		–
Saudi Arabia — 2.1%
Al Rajhi Bank	85,280	1,977
Aldrees Petroleum and Transport Services	15,481	729
Alinma Bank	78,820	814
Arab National Bank	89,575	605
Arabian Centres	54,013	296
Arabian Drilling Co	40,678	2,050
Arabian Internet & Communications Services	7,792	719
Banque Saudi Fransi	118,187	1,260
Bupa Arabia for Cooperative Insurance Co	7,425	422
Catrion Catering Holding	71,495	2,410
Dr Sulaiman Al Habib Medical Services Group Co	8,759	663
Elm Co	2,508	545
Etihad Etisalat Co	305,540	4,025
Leejam Sports Co JSC	10,523	567
Mouwasat Medical Services	12,572	375
National Medical Care	7,994	371
Riyad Bank	67,167	511
SABIC Agri-Nutrients Co	19,894	733
Sahara International Petrochemical Co	49,293	447
Saudi Arabian Oil Co	214,078	1,885
Saudi Aramco Base Oil	10,340	390
Saudi Awwal Bank	47,919	480
Saudi Basic Industries Corp	14,446	321
Saudi National Bank/The	541,344	5,583
Saudi Telecom Co	289,275	3,122
		31,300

South Africa — 3.8%
Absa Group Ltd	122,071	1,093
African Rainbow Minerals Ltd ‡	28,717	314
Anglo American Platinum Ltd	3,224	170
Aspen Pharmacare Holdings Ltd	12,087	134
AVI Ltd	1,586,405	7,119
Bid Corp Ltd	16,118	376
Bidvest Group Ltd/The	32,909	454
Capitec Bank Holdings Ltd	50,712	5,619
Clicks Group Ltd	12,833	229
Exxaro Resources Ltd	21,261	238
FirstRand Ltd	235,654	947
Gold Fields Ltd	39,549	601
Gold Fields Ltd ADR	256,838	3,714
Harmony Gold Mining Co Ltd ADR	134,160	825
Impala Platinum Holdings Ltd	19,677	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kumba Iron Ore Ltd	56,809	$1,910
MTN Group Ltd	48,722	308
Naspers, Cl N	132,624	22,685
Nedbank Group Ltd	186,676	2,207
NEPI Rockcastle	102,626	709
Northam Platinum Holdings	10,245	79
Old Mutual Ltd	2,735,420	1,953
Remgro	93,831	834
Sanlam Ltd	156,160	622
Sasol Ltd	21,164	214
Shoprite Holdings Ltd	23,324	351
Sibanye Stillwater Ltd	140,494	191
Standard Bank Group Ltd	106,729	1,214
Woolworths Holdings Ltd/South Africa	104,280	412
		55,620

South Korea — 12.6%
Celltrion Inc	4,886	763
CJ CheilJedang Corp	15,193	3,813
Classys	9,861	288
Cosmax Inc *	17,111	1,676
Coway Co Ltd	74,885	3,312
DB HiTek Co Ltd	8,811	399
DB Insurance Co Ltd	7,217	467
Doosan Bobcat Inc	9,720	379
Doosan Enerbility Co Ltd *	56,188	690
GS Holdings Corp *	16,037	508
HAESUNG DS Co Ltd	6,228	266
Hana Financial Group Inc	384,796	12,908
Hankook Tire & Technology Co Ltd	172,464	6,062
Hanmi Pharm Co Ltd *	1,427	389
Hanwha Aerospace Co Ltd	1,833	177
HD Hyundai Co Ltd	8,741	428
HD Korea Shipbuilding & Offshore Engineering Co Ltd *	6,224	582
HPSP Co Ltd *	78,117	2,638
Hugel Inc *	4,234	490
Hyundai Glovis Co Ltd	4,512	669
Hyundai Marine & Fire Insurance Co Ltd	18,927	454
Hyundai Mobis Co Ltd	12,631	2,314
Hyundai Motor Co	6,319	994
Hyundai Steel Co	76,671	2,161
Industrial Bank of Korea	54,382	500
KB Financial Group Inc	85,836	3,581
Kia Corp	282,870	21,875
Korea Aerospace Industries Ltd	12,112	469
KT&G Corp	4,910	331
Kumho Petrochemical Co Ltd	4,974	511
LG Chem Ltd	15,484	5,955
LG Corp	164,836	10,954
LG Electronics Inc *	97,530	7,670
LG Energy Solution Ltd *	821	271
LG Uplus Corp	457,602	3,629

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Meritz Financial Group	8,233	$377
NAVER Corp *	22,777	3,941
NH Investment & Securities Co Ltd	282,478	2,259
NongShim Co Ltd	953	301
Orion Corp/Republic of Korea	6,020	540
Pan Ocean Co Ltd	72,198	209
POSCO Future M	822	227
POSCO Holdings Inc	2,785	1,071
Posco International Corp	3,563	171
Samsung C&T Corp	40,019	4,014
Samsung Electronics Co Ltd	970,324	58,896
Samsung Engineering Co Ltd *	16,109	361
Samsung SDI Co Ltd *	2,585	941
Samsung SDS Co Ltd	4,565	600
Samsung Securities *	16,234	484
Shinhan Financial Group Co Ltd	10,458	324
SK Holdings Co Ltd	1,943	267
SK Hynix Inc	101,207	11,045
Woori Financial Group Inc	81,074	816
		185,417

Taiwan — 14.5%
Accton Technology Corp	23,000	392
Acer Inc	263,000	461
Advantech	443,000	5,370
Alchip Technologies Ltd	14,143	1,509
AP Memory Technology	167,000	2,552
ASE Technology Holding Co Ltd	293,664	1,292
Catcher Technology Co Ltd	138,826	877
Cathay Financial Holding Co Ltd	591,000	881
Chailease Holding Co Ltd	340,936	2,144
Cheng Shin Rubber Industry Co Ltd	277,500	406
Chunghwa Telecom Co Ltd	83,031	325
Compal Electronics Inc	322,689	419
CTBC Financial Holding Co Ltd	16,781,817	15,502
Delta Electronics Inc	682,000	6,967
Eclat Textile Co Ltd	1,000	18
Elan Microelectronics	71,000	376
Elite Material Co Ltd	42,000	523
Evergreen Marine Corp Taiwan Ltd	48,000	224
Far EasTone Telecommunications Co Ltd	182,000	473
Feng TAY Enterprise Co Ltd	36,400	208
First Financial Holding Co Ltd	763,180	681
Formosa Chemicals & Fibre Corp	97,000	197
Formosa Plastics Corp	179,562	463
Foxconn Technology Co Ltd	179,000	310
Fubon Financial Holding Co Ltd	1,824,807	3,853
Hon Hai Precision Industry Co Ltd	1,377,631	4,691
King Slide Works	45,000	1,340
Largan Precision Co Ltd	27,738	2,594
Lite-On Technology Corp	691,636	2,637
Macronix International Co Ltd	4,281,000	4,373
Makalot Industrial Co Ltd	41,986	485

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MediaTek Inc	268,443	$8,878
Mega Financial Holding Co Ltd	924,072	1,180
Micro-Star International Co Ltd	1,066,451	7,089
MPI	74,000	524
Nan Ya Plastics Corp	446,209	967
Nanya Technology Corp	66,000	168
Nien Made Enterprise Co Ltd	187,000	2,151
Novatek Microelectronics Corp	68,293	1,150
Pegatron Corp	120,304	342
Pou Chen Corp	496,429	500
Powertech Technology Inc	139,000	639
President Chain Store Corp	48,947	430
Quanta Computer Inc	201,000	1,470
Radiant Opto-Electronics Corp	147,169	638
Realtek Semiconductor Corp	45,000	691
SinoPac Financial Holdings Co Ltd	1,032,209	663
Sitronix Technology Corp	32,500	294
Sunonwealth Electric Machine Industry	323,000	1,131
Supreme Electronics Co Ltd	13,500	27
Taishin Financial Holding Co Ltd	553,001	326
Taiwan Cooperative Financial Holding Co Ltd	289,800	252
Taiwan Semiconductor Manufacturing Co Ltd	3,946,470	76,253
Taiwan Semiconductor Manufacturing Co Ltd ADR	153,986	16,014
Unimicron Technology Corp	631,000	3,619
Uni-President Enterprises Corp	4,912,875	11,926
United Microelectronics Corp	2,055,967	3,524
Voltronic Power Technology	5,500	306
Wiwynn Corp	63,000	3,746
WPG Holdings Ltd	246,000	654
Yageo Corp	157,000	3,054
Yuanta Financial Holding Co Ltd	1,262,090	1,135
Zhen Ding Technology Holding Ltd	122,712	436
		212,720

Thailand — 1.9%
Advanced Info Service PCL NVDR	130,900	832
Bangkok Bank PCL NVDR	124,369	570
Bangkok Chain Hospital NVDR	505,722	332
Bumrungrad Hospital PCL NVDR	85,163	553
CP ALL PCL NVDR	273,900	449
Kasikornbank PCL NVDR	2,015,200	7,961
Krung Thai Bank PCL NVDR	1,114,230	600
Minor International PCL NVDR	142,585	123
PTT Exploration & Production PCL	1,687,500	7,351
PTT Exploration & Production PCL NVDR	60,260	262
PTT Oil & Retail Business	5,510,300	3,079
PTT Oil & Retail Business NVDR	675,600	377
PTT PCL NVDR	3,593,800	3,757
Supalai PCL NVDR	334,738	182
Thai Oil PCL NVDR	286,900	450

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thanachart Capital PCL NVDR	390,911	$566
		27,444

Turkey — 0.5%
BIM Birlesik Magazalar AS	216,098	2,201
Haci Omer Sabanci Holding AS	240,277	492
KOC Holding AS	422,616	2,029
Tofas Turk Otomobil Fabrikasi AS	45,433	323
Turk Hava Yollari AO *	36,698	284
Turkcell Iletisim Hizmetleri AS	267,168	507
Turkiye Is Bankasi AS, Cl C	600,235	475
Yapi ve Kredi Bankasi AS	999,810	661
		6,972

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	136,587	341
Abu Dhabi Islamic Bank PJSC	256,334	706
Aldar Properties PJSC	890,176	1,297
Dubai Islamic Bank PJSC	2,219,623	3,457
Emaar Properties PJSC	6,365,976	13,728
Emirates NBD Bank PJSC	894,285	4,212
Emirates Telecommunications Group Co PJSC	56,458	302
		24,043

United Kingdom — 0.6%
Unilever PLC	190,515	9,229

United States — 0.4%
Globant SA *	3,221	767
Parade Technologies Ltd	131,000	5,122
		5,889

Vietnam — 0.4%
Vinhomes JSC *	2,945,100	5,244

Total Common Stock
(Cost $1,196,462) ($ Thousands)		1,367,377

PREFERRED STOCK — 4.8%
Brazil — 3.2%
Banco Bradesco SA (C)	2,172,000	7,642
Cia Energetica de Minas Gerais (C)	838,339	1,981
Itau Unibanco Holding SA (C)	309,981	2,168
Itau Unibanco Holding SA ADR (C)	2,835,719	19,708
Itausa SA (C)	231,470	494
Petroleo Brasileiro SA ADR, Cl A (C)	861,398	13,162
Usinas Siderurgicas de Minas Gerais SA Usiminas (C)	814,700	1,558
		46,713

South Korea — 1.6%
Hyundai Motor Co (C)	79,876	7,050
LG Chem Ltd (C)	13,313	3,195

Description	Shares		Market Value ($ Thousands)
PREFERRED STOCK (continued)
LG Electronics Inc (C)		36,988	$1,312
Samsung Electronics Co Ltd (C)		240,254	11,577
			23,134

Total Preferred Stock
(Cost $59,426) ($ Thousands)			69,847

		Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Mega Financial Holding, Expires 01/19/2024 *		19,246	4
Total Rights
(Cost $—) ($ Thousands)			4

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.641%, (D)(E)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.410% **†(F)		174,336	180

Total Affiliated Partnership
(Cost $175) ($ Thousands)			180

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.130%**†		20,494,448	20,494

Total Cash Equivalent
(Cost $20,494) ($ Thousands)			20,494

Total Investments in Securities — 99.3%
(Cost $1,276,557) ($ Thousands)			$1,457,903

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	408	Mar-2024	$20,402	$21,087	$686

Percentages are based on Net Assets of $1,468,053 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $180 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$2,574	$5,998	$(8,391)	$1	$(2)	$180	$26	$ —
SEI Daily Income Trust, Government Fund, Institutional Class	23,146	74,383	(77,035)	—	—	20,494	205	—
Totals	$25,720	$80,381	$(85,426)	$1	$(2)	$20,674	$231	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.1%
Australia — 3.5%
Australia Government Bond
4.750%, 04/21/2027	AUD	220	$155
4.500%, 04/21/2033		1,193	848
3.250%, 04/21/2029		2,918	1,950
3.000%, 03/21/2047		691	381
2.750%, 05/21/2041		3,339	1,860
2.500%, 05/21/2030		1,401	888
1.750%, 06/21/2051		4,066	1,637
0.500%, 09/21/2026		2,364	1,484
Commonwealth Bank of Australia
3.768%, 08/31/2027	EUR	310	352
0.125%, 10/15/2029		270	254
Commonwealth Bank of Australia MTN
0.500%, 07/27/2026		410	426
Glencore Capital Finance DAC MTN
0.750%, 03/01/2029		450	435
Glencore Finance Europe MTN
1.500%, 10/15/2026		120	126
National Australia Bank
0.010%, 01/06/2029		388	370
National Australia Bank MTN
0.875%, 02/19/2027		555	575
New South Wales Treasury
3.500%, 11/20/2037	AUD	1,166	688
2.000%, 03/08/2033		1,010	559
South Australian Government Financing Authority
4.750%, 05/24/2038		1,002	662
Treasury Corp of Victoria
2.250%, 09/15/2033		395	219
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		2,435	1,153
Westpac Banking
1.079%, 04/05/2027	EUR	575	599
			15,621

Austria — 0.8%
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		561	710
3.450%, 10/20/2030		735	862
2.900%, 02/20/2033		603	683
2.100%, 09/20/2117		122	106
1.500%, 02/20/2047		593	502
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		403	504
			3,367

Belgium — 1.2%
Ageas
1.875%, 11/24/2051 (B)		200	177
Anheuser-Busch InBev MTN
9.750%, 07/30/2024	GBP	250	325

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
KBC Group
4.250%, EUSA5 + 3.594% (B)(C)	EUR	200	$203
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		30	39
3.750%, 06/22/2045		419	511
3.450%, 06/22/2043 (A)		719	838
3.300%, 06/22/2054 (A)		367	414
3.000%, 06/22/2034 (A)		580	659
1.600%, 06/22/2047 (A)		41	34
0.900%, 06/22/2029 (A)		866	890
0.350%, 06/22/2032 (A)		1,587	1,466
			5,556

Brazil — 0.0%
Braskem Netherlands Finance BV
4.500%, 01/31/2030		$200	155
OEC Finance
7.125%cash/0% PIK, 12/26/2046		204	12
4.375%cash/0% PIK, 10/25/2029		122	5
			172

Canada — 8.3%
407 International MTN
5.750%, 02/14/2036	CAD	464	383
Bank of Montreal MTN
0.125%, 01/26/2027	EUR	906	918
Bank of Nova Scotia
0.010%, 01/14/2027		362	366
Bank of Nova Scotia MTN
0.010%, 12/15/2027		400	395
Bell Telephone of Canada or Bell Canada MTN
5.150%, 02/09/2053	CAD	175	135
3.000%, 03/17/2031		465	319
Canada Housing Trust No. 1
2.100%, 09/15/2029 (A)		2,190	1,550
Canadian Government Bond
3.500%, 08/01/2025		3,694	2,777
3.500%, 12/01/2045		1,482	1,199
3.250%, 09/01/2028		2,468	1,878
2.750%, 06/01/2033		323	238
2.500%, 12/01/2032		643	465
2.250%, 06/01/2029		2,172	1,581
2.000%, 06/01/2032		1,497	1,043
1.500%, 06/01/2026		2,297	1,660
Canadian Government Real Return Bond
4.000%, 12/01/2031		671	610
Canadian Pacific Railway
1.350%, 12/02/2024		$805	776
Canadian When Issued Government Bond
3.500%, 09/01/2028	CAD	1,129	859
2.000%, 12/01/2051		1,750	1,068
CDP Financial
1.125%, 04/06/2027 (A)	EUR	1,062	1,115

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
CPPIB Capital MTN
0.250%, 04/06/2027	EUR	1,765	$1,806
CU MTN
5.896%, 11/20/2034	CAD	586	499
Dollarama
5.533%, 09/26/2028		471	376
Enbridge Pipelines MTN
2.820%, 05/12/2031		400	271
Finning International
4.445%, 05/16/2028		488	368
Inter Pipeline
5.849%, 05/18/2032		320	249
Loblaw
5.008%, 09/13/2032		483	379
Metro
4.657%, 02/07/2033		490	375
OMERS Finance Trust (A)
5.500%, 11/15/2033		$284	301
4.000%, 04/20/2028		250	245
3.500%, 04/19/2032		555	511
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		1,914	1,616
0.500%, 05/06/2025	EUR	1,066	1,135
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028		772	758
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,222
Province of Ontario Canada
4.700%, 06/02/2037		570	466
4.650%, 06/02/2041		540	441
2.800%, 06/02/2048		1,540	949
Province of Ontario Canada MTN
0.375%, 04/08/2027	EUR	1,078	1,108
0.250%, 12/15/2026	GBP	512	583
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	644
3.500%, 12/01/2048		520	364
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	381
Royal Bank of Canada MTN
0.010%, 10/05/2028	EUR	637	615
Saputo
5.250%, 11/29/2029	CAD	472	370
TELUS
5.250%, 11/15/2032		482	377
Toronto-Dominion Bank
5.103%, 01/09/2026		$250	252
Toronto-Dominion Bank MTN
0.864%, 03/24/2027	EUR	877	908
TransCanada PipeLines
5.330%, 05/12/2032	CAD	241	189
			37,093

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
0.000%, 09/10/2058 (D)		$311	$–

Chile — 0.1%
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034 (A)		295	299

China — 10.1%
Agricultural Development Bank of China
3.740%, 07/12/2029	CNY	8,500	1,267
China Development Bank
3.700%, 10/20/2030		9,430	1,413
3.660%, 03/01/2031		4,680	700
3.650%, 05/21/2029		18,120	2,687
3.480%, 01/08/2029		17,620	2,589
3.390%, 07/10/2027		16,630	2,417
3.230%, 01/10/2025		20	3
3.120%, 09/13/2031		9,540	1,378
2.820%, 05/22/2033		12,350	1,754
China Government Bond
3.810%, 09/14/2050		15,030	2,471
3.120%, 10/25/2052		40,330	5,910
2.850%, 06/04/2027		12,570	1,801
2.670%, 05/25/2033		18,660	2,639
2.600%, 09/15/2030		28,130	3,981
2.600%, 09/01/2032		18,060	2,546
2.400%, 07/15/2028		22,770	3,210
2.370%, 01/20/2027		10,830	1,528
2.180%, 08/25/2025		26,340	3,713
2.180%, 08/15/2026		17,370	2,441
Export-Import Bank of China
3.180%, 03/11/2032		4,450	645
			45,093

Colombia — 1.3%
Colombian TES
10.000%, 07/24/2024	COP	1,500,700	387
9.250%, 05/28/2042		828,200	194
7.750%, 09/18/2030		5,638,800	1,324
7.500%, 08/26/2026		1,565,300	386
7.250%, 10/18/2034		3,974,900	842
7.000%, 03/26/2031		1,906,700	424
7.000%, 06/30/2032		3,506,900	757
6.250%, 07/09/2036		481,100	91
6.000%, 04/28/2028		2,966,000	675
5.750%, 11/03/2027		1,919,300	439
Ecopetrol SA
8.625%, 01/19/2029		$160	171
			5,690

Czech Republic — 0.2%
Czech Republic Government Bond
2.500%, 08/25/2028	CZK	9,760	414

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.000%, 10/13/2033	CZK	700	$27
1.950%, 07/30/2037		3,220	115
1.200%, 03/13/2031		8,010	301
			857

Denmark — 0.3%
Danske Bank MTN
0.750%, 06/09/2029 (B)	EUR	180	176
Denmark Government Bond
4.500%, 11/15/2039	DKK	2,992	566
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	193
Orsted MTN
3.625%, 03/01/2026		325	361
			1,296

Finland — 0.3%
Finland Government Bond (A)
3.000%, 09/15/2033		448	513
2.875%, 04/15/2029		329	373
0.125%, 04/15/2052		207	112
Nordea Bank Abp MTN
6.125%, USSW5 + 3.388% (B)(C)		$200	198
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026	EUR	200	209
			1,405

France — 5.9%
Agence Francaise de Developpement EPIC
3.500%, 02/25/2033		500	580
0.125%, 09/29/2031		600	540
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (B)		300	327
BNP Paribas MTN
3.375%, 01/23/2026	GBP	248	306
BPCE
1.000%, 01/20/2026 (A)		$950	874
BPCE MTN
2.000%, 06/05/2025	AUD	440	287
BPCE SFH
3.125%, 01/24/2028	EUR	400	448
0.625%, 09/22/2027		300	307
Caisse de Refinancement de l'Habitat MTN
0.125%, 04/30/2027		500	507
Caisse Francaise de Financement Local
1.125%, 06/12/2028		300	309
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		500	558
0.500%, 01/19/2026		200	210
Cie de Financement Foncier
0.010%, 11/10/2027		600	596

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	$508
CNP Assurances MTN
2.500%, 06/30/2051 (B)	EUR	200	193
Credit Agricole Assurances
4.750%, 09/27/2048 (B)		200	223
Credit Agricole Home Loan SFH MTN
3.375%, 09/04/2028		300	340
1.250%, 03/24/2031		300	297
0.875%, 08/31/2027		300	310
Credit Mutuel Home Loan SFH
0.750%, 09/15/2027		500	514
Electricite de France MTN
7.500%, EUSA5 + 4.860% (B)(C)		200	241
Forvia
2.625%, 06/15/2025		165	179
French Republic Government Bond OAT
3.000%, 05/25/2054 (A)		1,640	1,779
2.750%, 02/25/2029		1,920	2,172
2.500%, 09/24/2026		3,999	4,435
2.500%, 05/25/2030		135	151
2.500%, 05/25/2043 (A)		1,842	1,893
1.750%, 06/25/2039 (A)		256	246
1.750%, 05/25/2066 (A)		227	179
0.750%, 05/25/2053 (A)		691	429
0.500%, 05/25/2040 (A)		696	532
0.000%, 11/25/2029 (E)		504	488
Paprec Holding
7.250%, 11/17/2029 (A)		105	124
SNCF Reseau MTN
2.250%, 12/20/2047		300	266
2.000%, 02/05/2048		300	249
1.875%, 03/30/2034		1,700	1,697
1.125%, 05/19/2027		300	315
1.125%, 05/25/2030		200	201
Societe Generale SFH MTN
0.125%, 02/02/2029		500	485
Societe Nationale SNCF
1.000%, 05/25/2040		700	542
Suez MTN
5.000%, 11/03/2032		300	366
TotalEnergies MTN
1.625% (B)(C)		170	168
TotalEnergies Capital International MTN
2.500%, 03/25/2026		400	436
Westfield America Management
2.625%, 03/30/2029	GBP	155	171
2.125%, 03/30/2025		210	255
			26,233

Germany — 3.4%
Bayer MTN
4.625%, 05/26/2033	EUR	255	293

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bundesobligation
2.400%, 10/19/2028	EUR	441	$497
0.000%, 10/09/2026 (E)		1,714	1,786
Bundesrepublik Deutschland Bundesanleihe
3.250%, 07/04/2042		840	1,060
2.300%, 02/15/2033		520	589
1.800%, 08/15/2053		564	562
0.000%, 05/15/2036 (E)		1,748	1,480
Deutsche Bank
4.000%, SONIO/N + 1.939%, 06/24/2026 (B)	GBP	300	371
Deutsche Bank NY
7.079%, SOFRRATE + 3.650%, 02/10/2034 (B)		$245	252
Fresenius & KGaA MTN
5.000%, 11/28/2029	EUR	200	236
Gruenenthal GmbH
3.625%, 11/15/2026		165	180
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033		$950	954
2.600%, 06/20/2037	JPY	241,000	2,100
0.500%, 09/15/2027	EUR	510	526
Kreditanstalt fuer Wiederaufbau MTN
0.875%, 09/15/2026	GBP	1,350	1,588
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027	EUR	225	234
0.000%, 12/13/2028 (E)		585	574
Mercedes-Benz Finance North America
5.375%, 11/26/2025 (A)		$290	293
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		775	720
Volkswagen Bank GmbH MTN
1.875%, 01/31/2024	EUR	400	441
Volkswagen Financial Services MTN
0.875%, 01/31/2028		150	150
Volkswagen International Finance
3.875% (B)(C)		200	202
			15,088

Hungary — 0.1%
Hungary Government Bond
4.750%, 11/24/2032	HUF	84,100	224
4.500%, 03/23/2028		59,430	163
3.000%, 10/27/2038		9,470	19
Hungary Government International Bond
0.125%, 09/21/2028	EUR	135	125
			531

India — 0.0%
UPL
4.625%, 06/16/2030		$200	166

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia — 1.7%
Indonesia Government International Bond
1.000%, 07/28/2029	EUR	260	$250
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	548
8.375%, 03/15/2034		31,922,000	2,314
7.500%, 06/15/2035		2,199,000	152
7.375%, 05/15/2048		13,040,000	889
7.000%, 09/15/2030		11,991,000	795
6.500%, 06/15/2025		2,225,000	145
6.500%, 02/15/2031		16,734,000	1,081
6.375%, 08/15/2028		17,084,000	1,106
5.500%, 04/15/2026		5,153,000	328
			7,608

Ireland — 0.4%
AIB Group MTN
2.250%, EUSA1 + 1.300%, 04/04/2028 (B)	EUR	266	282
Bank of Ireland Group MTN
5.000%, EUAMDB01 + 2.050%, 07/04/2031 (B)		200	235
Ireland Government Bond
1.500%, 05/15/2050		250	207
1.300%, 05/15/2033		246	247
0.200%, 10/18/2030		690	662
			1,633

Israel — 0.1%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	300	95
2.000%, 03/31/2027		925	244
1.000%, 03/31/2030		593	139
			478

Italy — 5.3%
Enel
2.250% (B)(C)	EUR	322	325
Enel Finance International MTN
1.125%, 10/17/2034		225	192
Genertel
4.250%, 12/14/2047 (B)		200	219
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	319
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,065	1,300
4.500%, 10/01/2053 (A)		1,185	1,350
3.850%, 09/15/2026		2,167	2,457
3.800%, 08/01/2028		4,515	5,160
3.700%, 06/15/2030		750	850
3.500%, 03/01/2030 (A)		527	593
3.400%, 03/28/2025		2,682	2,970
3.100%, 03/01/2040 (A)		1,889	1,848
2.800%, 12/01/2028		93	102

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 12/01/2032	EUR	355	$362
2.450%, 09/01/2033 (A)		2,956	2,965
2.000%, 02/01/2028		765	817
1.450%, 03/01/2036 (A)		529	450
0.950%, 06/01/2032		1,166	1,055
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(B)		$305	258
			23,592

Japan — 16.0%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	1,333
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,218
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027		720	731
Japan Government Five Year Bond
0.400%, 09/20/2028	JPY	301,750	2,158
Japan Government Forty Year Bond
1.000%, 03/20/2062		229,500	1,288
0.400%, 03/20/2056		249,300	1,208
Japan Government Ten Year Bond
0.100%, 12/20/2026		894,850	6,355
0.100%, 09/20/2027		458,350	3,249
0.100%, 12/20/2030		1,396,750	9,731
Japan Government Thirty Year Bond
2.300%, 03/20/2040		763,850	6,307
0.800%, 09/20/2047		370,100	2,245
0.400%, 12/20/2049		527,000	2,791
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	424
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		155,100	1,283
Japan Government Thirty Year Bond, Ser 33
2.000%, 09/20/2040		320,300	2,536
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		289,200	2,278
Japan Government Twenty Year Bond
1.800%, 09/20/2031		316,950	2,478
1.700%, 06/20/2033		965,350	7,543
1.400%, 09/20/2034		478,000	3,629
0.900%, 06/20/2042		422,250	2,786
0.500%, 09/20/2036		259,750	1,756
0.200%, 06/20/2036		89,650	585
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		15,500	119
Japan Government Two Year Bond
0.005%, 06/01/2025		506,950	3,597
Japan Treasury Discount Bill
0.000%, 02/26/2024 (D)		162,900	1,156

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.000%, 03/04/2024 (D)	JPY	243,650	$1,729
Mizuho Financial Group
0.470%, 09/06/2029 (B)	EUR	259	247
Nissan Motor
2.652%, 03/17/2026		165	178
NTT Finance
1.162%, 04/03/2026 (A)		$345	318
			71,256

Luxembourg — 0.2%
Blackstone Property Partners Europe Holdings Sarl MTN
2.000%, 10/20/2025	GBP	109	129
JAB Holdings BV
4.750%, 06/29/2032	EUR	300	353
Vivion Investments Sarl
3.000%, 08/08/2024		200	206
			688

Malaysia — 1.2%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	57
4.457%, 03/31/2053		182	41
4.392%, 04/15/2026		2,816	625
4.232%, 06/30/2031		2,626	586
4.065%, 06/15/2050		908	194
3.955%, 09/15/2025		2,751	603
3.885%, 08/15/2029		2,790	612
3.828%, 07/05/2034		3,332	720
3.757%, 05/22/2040		1,767	368
3.733%, 06/15/2028		2,316	505
3.502%, 05/31/2027		4,667	1,013
2.632%, 04/15/2031		1,040	209
			5,533

Mexico — 2.7%
Mexican Bonos
8.000%, 11/07/2047	MXN	28,301	1,493
8.000%, 07/31/2053		19,457	1,020
7.750%, 11/23/2034		22,761	1,227
7.750%, 11/13/2042		39,824	2,069
7.500%, 06/03/2027		9,696	542
7.500%, 05/26/2033		11,160	597
Mexican Bonos, Ser M20
8.500%, 05/31/2029		13,290	768
7.750%, 05/29/2031		21,938	1,208
Mexican Bonos, Ser M30
10.000%, 11/20/2036		41,137	2,616
8.500%, 11/18/2038		2,948	166
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	248
Petroleos Mexicanos
6.500%, 03/13/2027		$130	121
			12,075

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Netherlands — 2.1%
ASR Nederland
3.375%, 05/02/2049 (B)	EUR	255	$261
BNG Bank MTN
0.000%, 01/20/2031 (E)		900	828
Cooperatieve Rabobank UA
4.375% (B)(C)		200	206
Cooperatieve Rabobank UA MTN
4.625%, 05/23/2029	GBP	290	358
4.625%, EUR003M + 1.550%, 01/27/2028 (B)	EUR	200	229
1.250%, 05/31/2032		300	293
Heineken MTN
1.000%, 05/04/2026		335	353
ING Groep
6.500%, USSW5 + 4.446% (B)(C)		$200	195
3.869%, SOFRRATE + 1.640%, 03/28/2026 (B)		505	495
ING Groep MTN
2.125%, 05/26/2031 (B)	EUR	300	316
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	259
0.625%, 01/18/2027		225	235
0.000%, 11/16/2026 (E)		1,067	1,098
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	304
2.500%, 01/15/2030		1,217	1,369
2.500%, 01/15/2033		874	983
2.500%, 07/15/2033		245	275
0.240%, 01/15/2038		1,262	985
0.118%, 01/15/2052		565	320
			9,362

New Zealand — 1.6%
New Zealand Government Bond
4.250%, 05/15/2034	NZD	1,693	1,060
3.500%, 04/14/2033		427	253
3.000%, 04/20/2029		1,366	818
2.750%, 04/15/2025		461	284
2.750%, 04/15/2037		1,000	521
2.500%, 09/20/2040		800	629
1.750%, 05/15/2041		861	359
1.500%, 05/15/2031		2,282	1,194
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		2,112	1,717
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	505
			7,340

Norway — 1.2%
Equinor MTN
6.875%, 03/11/2031	GBP	185	275

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Norway Government Bond (A)
3.000%, 08/15/2033	NOK	2,803	$270
2.125%, 05/18/2032		5,160	466
2.000%, 04/26/2028		2,972	278
1.750%, 02/17/2027		10,007	939
1.750%, 09/06/2029		6,471	587
1.500%, 02/19/2026		3,128	295
1.375%, 08/19/2030		9,406	821
1.250%, 09/17/2031		14,924	1,272
			5,203

Panama — 0.1%
Panama Government International Bond
6.875%, 01/31/2036		$285	284

Peru — 0.0%
Credicorp Capital Sociedad Titulizadora
10.100%, 12/15/2043 (A)	PEN	500	135
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		$10	6
			141

Poland — 1.1%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,112	291
Republic of Poland Government Bond
6.000%, 10/25/2033		700	189
3.750%, 05/25/2027		3,643	892
2.750%, 04/25/2028		4,052	944
2.750%, 10/25/2029		3,091	702
2.500%, 07/25/2026		1,354	324
1.750%, 04/25/2032		1,809	358
1.250%, 10/25/2030		3,666	737
0.250%, 10/25/2026		2,272	508
			4,945

Portugal — 0.4%
EDP - Energias de Portugal
1.875%, 08/02/2081 (B)	EUR	200	205
Portugal Obrigacoes do Tesouro OT (A)
1.950%, 06/15/2029		746	808
1.650%, 07/16/2032		522	533
1.000%, 04/12/2052		200	128
			1,674

Romania — 0.2%
Romania Government Bond
8.250%, 09/29/2032	RON	435	109
7.900%, 02/24/2038		115	29
6.700%, 02/25/2032		945	215
3.650%, 07/28/2025		1,540	330

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	265	$249
			932

Singapore — 1.9%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,755	1,355
3.375%, 09/01/2033		443	355
3.000%, 09/01/2024		1,073	809
2.875%, 09/01/2030		347	265
2.750%, 04/01/2042		301	228
2.750%, 03/01/2046		200	151
2.625%, 08/01/2032		214	161
2.375%, 06/01/2025		3,992	2,981
2.250%, 08/01/2036		1,216	874
2.125%, 06/01/2026		1,521	1,127
1.875%, 10/01/2051		161	102
			8,408

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	457

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		556	585

South Africa — 0.1%
Anglo American Capital MTN
5.000%, 03/15/2031		260	305
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$230	213
			518

South Korea — 1.8%
Export-Import Bank of Korea
0.829%, 04/27/2025	EUR	399	426
Korea Housing Finance
3.714%, 04/11/2027		440	495
0.010%, 06/29/2026 (A)		150	153
Korea Treasury Bond
3.375%, 06/10/2032	KRW	872,000	685
3.125%, 09/10/2027		1,479,720	1,146
2.625%, 09/10/2035		700,180	513
2.000%, 06/10/2031		2,084,740	1,490
1.875%, 06/10/2029		496,110	360
1.500%, 12/10/2026		738,360	546
1.500%, 12/10/2030		1,713,530	1,188
1.250%, 03/10/2026		101,780	76
1.125%, 09/10/2025		1,184,330	887
			7,965

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Spain — 3.6%
Banco de Sabadell
1.000%, 04/26/2027	EUR	300	$312
Banco Santander
9.625%, H15T5Y + 5.298% (B)(C)		$200	218
0.250%, 07/10/2029	EUR	400	382
CaixaBank
3.500%, GUKG1 + 2.100%, 04/06/2028 (B)	GBP	300	362
1.250%, 01/11/2027	EUR	300	315
Grifols Escrow Issuer SA
3.875%, 10/15/2028 (A)		100	101
Spain Government Bond
6.000%, 01/31/2029		80	103
4.700%, 07/30/2041 (A)		639	825
3.550%, 10/31/2033 (A)		2,167	2,507
3.500%, 05/31/2029 (A)		2,923	3,372
3.450%, 07/30/2043 (A)		1,109	1,214
2.800%, 05/31/2026		2,401	2,663
2.350%, 07/30/2033 (A)		396	416
1.950%, 07/30/2030 (A)		157	166
1.900%, 10/31/2052 (A)		827	631
1.850%, 07/30/2035 (A)		481	466
1.400%, 04/30/2028 (A)		1,466	1,545
0.600%, 10/31/2029 (A)		174	171
0.500%, 04/30/2030 (A)		353	341
Telefonica Europe BV
4.375%, EUSA6 + 4.107% (B)(C)		100	109
			16,219

Supra-National — 2.2%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	3,133
European Financial Stability Facility
3.000%, 12/15/2028	EUR	1,098	1,243
European Financial Stability Facility MTN
1.800%, 07/10/2048		405	353
European Investment Bank
2.875%, 01/12/2033		1,015	1,146
1.900%, 01/26/2026	JPY	50,000	368
European Investment Bank MTN
0.500%, 11/13/2037	EUR	945	769
European Union
3.250%, 07/04/2034		1,073	1,243
European Union MTN
3.750%, 04/04/2042		872	1,057
International Bank for Reconstruction & Development
4.750%, 11/14/2033		$245	259
International Bank for Reconstruction & Development MTN
0.000%, 02/21/2030 (E)	EUR	33	31
			9,602

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sweden — 0.6%
Heimstaden Bostad Treasury BV MTN
0.625%, 07/24/2025	EUR	220	$215
0.250%, 10/13/2024		135	140
Skandinaviska Enskilda Banken MTN
3.000%, 12/06/2027	SEK	6,000	595
Stadshypotek MTN
2.500%, 12/01/2027		6,000	586
Svenska Handelsbanken MTN
6.250%, H15T5Y + 3.689% (B)(C)		$200	199
Swedbank
5.625%, H15T5Y + 4.134% (B)(C)		200	196
Sweden Government Bond
1.750%, 11/11/2033	SEK	3,645	352
Sweden Inflation Linked Bond
0.125%, 06/01/2026		455	58
0.125%, 12/01/2027		2,615	419
Sweden Inflation Linked Bond, Ser 3104
3.500%, 12/01/2028		225	41
			2,801

Switzerland — 0.6%
Government of Switzerland
3.500%, 04/08/2033	CHF	214	318
1.500%, 04/30/2042		408	554
1.250%, 06/11/2024		739	877
UBS Group
9.250%, H15T5Y + 4.745% (A)(B)(C)		$237	256
UBS Group MTN
3.250%, 04/02/2026 (B)	EUR	550	602
1.250%, EUAMDB01 + 0.750%, 07/17/2025 (B)		134	145
			2,752

Thailand — 0.4%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	101
4.000%, 06/17/2055		4,969	157
3.350%, 06/17/2033		11,716	361
3.300%, 06/17/2038		3,522	107
1.875%, 06/17/2049		8,576	184
1.600%, 12/17/2029		13,527	376
0.950%, 06/17/2025		16,916	486
			1,772

United Kingdom — 5.5%
Annington Funding MTN
3.184%, 07/12/2029	GBP	355	404
Aptiv
1.500%, 03/10/2025	EUR	440	473
Aviva
6.125%, GUKG5 + 2.850%, 11/14/2036 (B)	GBP	220	287

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Barclays
7.119%, SOFRRATE + 3.570%, 06/27/2034 (B)		$233	$248
6.375%, GUKG5 + 6.016% (B)(C)	GBP	210	254
BAT International Finance MTN
2.250%, 09/09/2052		100	57
BG Energy Capital MTN
5.125%, 12/01/2025		215	278
2.250%, 11/21/2029	EUR	400	418
BP Capital Markets (C)
3.625% (B)		281	290
3.250% (B)		177	189
Cadent Finance MTN
2.625%, 09/22/2038	GBP	100	92
0.750%, 03/11/2032	EUR	355	316
CCEP Finance Ireland DAC
0.500%, 09/06/2029		335	321
Centrica MTN
4.375%, 03/13/2029	GBP	179	225
CK Hutchison Europe Finance 21
0.750%, 11/02/2029	EUR	375	351
CK Hutchison Finance 16 II
0.875%, 10/03/2024		212	228
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034	GBP	260	243
1.500%, 10/17/2031	EUR	330	306
CNH Industrial Finance Europe MTN
1.750%, 09/12/2025		130	140
CPUK Finance MTN
3.690%, 08/28/2028	GBP	100	119
3.588%, 08/28/2025		215	265
Gatwick Funding MTN
5.250%, 01/23/2024		100	127
Heathrow Funding MTN
4.500%, 07/11/2033	EUR	275	323
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (B)		249	296
3.000%, BPSW1 + 1.650%, 07/22/2028 (B)	GBP	167	198
HSBC Holdings MTN
6.000%, 03/29/2040		70	90
Lloyds Banking Group
7.500%, USISDA05 + 4.496% (B)(C)		$200	196
National Gas Transmission MTN
1.125%, 01/14/2033	GBP	430	398
National Grid MTN
4.275%, 01/16/2035	EUR	370	422
National Grid Electricity Distribution West Midlands MTN
3.875%, 10/17/2024	GBP	230	289

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nationwide Building Society MTN
0.625%, 03/25/2027	EUR	345	$356
Natwest Group
3.622%, GUKG5 + 3.550%, 08/14/2030 (B)	GBP	410	500
Santander UK MTN
0.050%, 01/12/2027	EUR	546	553
Santander UK Group Holdings MTN
0.603%, 09/13/2029 (B)		135	128
Sky MTN
2.250%, 11/17/2025		275	299
Standard Chartered
7.162%, US0003M + 1.510%, 07/30/2172 (A)(B)(C)		$300	288
0.800%, 11/17/2029 (B)	EUR	325	312
United Kingdom Gilt
4.500%, 06/07/2028	GBP	2,879	3,825
4.500%, 12/07/2042		126	169
4.250%, 12/07/2040		24	32
4.250%, 12/07/2049		375	486
4.000%, 10/22/2063		1,036	1,308
3.750%, 01/29/2038		933	1,167
3.750%, 10/22/2053		1,204	1,433
3.500%, 01/22/2045		2,114	2,454
3.250%, 01/22/2044		26	29
1.500%, 07/31/2053		661	470
1.250%, 07/31/2051		3,381	2,294
Virgin Money UK MTN
3.125%, SONIO/N + 2.569%, 06/22/2025 (B)		191	238
Vodafone Group MTN
4.200%, 12/13/2027	AUD	780	516
			24,700

United States — 6.4%
Air Lease
5.400%, 06/01/2028	CAD	135	105
Aircastle
4.125%, 05/01/2024		$22	22
Altria Group
3.125%, 06/15/2031	EUR	500	501
American Medical Systems Europe BV
1.375%, 03/08/2028		250	258
American Tower
1.300%, 09/15/2025		$535	501
0.875%, 05/21/2029	EUR	420	404
Amgen
5.150%, 03/02/2028		$205	210
AT&T
3.950%, 04/30/2031	EUR	108	124
3.550%, 12/17/2032		106	117
1.650%, 02/01/2028		$870	775

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
AutoZone
6.250%, 11/01/2028		$35	$37
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/2026 (B)		700	681
2.375%, 06/19/2024	EUR	425	466
0.580%, 08/08/2029 (B)		240	232
Becton Dickinson Euro Finance Sarl
0.334%, 08/13/2028		280	272
Berkshire Hathaway
0.500%, 01/15/2041		170	117
Booking Holdings
4.500%, 11/15/2031		123	148
0.500%, 03/08/2028		110	110
Capital One Financial
1.650%, 06/12/2029		570	554
Cargill
3.875%, 04/24/2030		325	373
Carrier Global
5.800%, 11/30/2025 (A)		$465	471
CCO Holdings
4.500%, 06/01/2033 (A)		127	107
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	338
0.875%, 06/15/2027		115	119
Citigroup
4.000%, H15T5Y + 3.597% (B)(C)		$71	65
Columbia Pipelines Holding
6.055%, 08/15/2026 (A)		120	123
Comcast
0.250%, 05/20/2027	EUR	190	192
0.000%, 09/14/2026 (E)		550	560
Corebridge Financial
3.500%, 04/04/2025		$330	322
Delta Airlines
4.500%, 10/20/2025 (A)		156	154
Digital Dutch Finco BV
0.625%, 07/15/2025	EUR	136	142
Digital Intrepid Holding BV
0.625%, 07/15/2031		410	355
Discovery Communications
3.900%, 11/15/2024		$665	656
Eli Lilly
5.000%, 02/27/2026		590	590
Exxon Mobil
0.835%, 06/26/2032	EUR	600	549
Fiserv
4.500%, 05/24/2031		218	255
1.625%, 07/01/2030		258	258
Ford Credit Canada
6.382%, 11/10/2028	CAD	126	100

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ford Motor Credit
6.125%, 05/15/2028	EUR	205	$244
GE Capital UK Funding Unlimited MTN
5.875%, 01/18/2033	GBP	160	219
GE HealthCare Technologies
5.550%, 11/15/2024		$435	435
General Motors Financial
0.600%, 05/20/2027	EUR	310	313
Global Payments
4.875%, 03/17/2031		359	416
Goldman Sachs Group MTN
1.250%, 02/07/2029		639	631
Haleon US Capital LLC
3.024%, 03/24/2024		$265	263
Honeywell International
4.125%, 11/02/2034	EUR	620	727
Intel
4.875%, 02/10/2026		$250	252
International Business Machines
3.625%, 02/06/2031	EUR	275	313
0.300%, 02/11/2028		240	239
IQVIA
6.250%, 02/01/2029 (A)		$56	58
John Deere Capital MTN
4.750%, 06/08/2026		230	232
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (B)		230	237
JPMorgan Chase MTN
1.963%, EUR003M + 1.130%, 03/23/2030 (B)	EUR	255	262
Kyndryl Holdings
2.050%, 10/15/2026		$455	414
McKesson
3.125%, 02/17/2029	GBP	315	380
Medtronic Global Holdings SCA
1.125%, 03/07/2027	EUR	400	418
0.250%, 07/02/2025		115	121
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)		$245	246
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (B)	EUR	435	503
0.406%, 10/29/2027 (B)		370	375
MPT Operating Partnership
3.325%, 03/24/2025		145	144
National Grid North America MTN
1.000%, 07/12/2024		300	326
Ovintiv
6.500%, 02/01/2038		$22	23
6.250%, 07/15/2033		47	48

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		$340	$339
Philip Morris International
1.450%, 08/01/2039	EUR	115	84
0.625%, 11/08/2024		285	306
Philip Morris International MTN
2.875%, 03/03/2026		170	186
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		$315	298
Prologis Euro Finance
0.375%, 02/06/2028	EUR	286	282
Realty Income
1.125%, 07/13/2027	GBP	385	433
Sabra Health Care LP
3.900%, 10/15/2029		$121	109
Southern
5.500%, 03/15/2029		320	333
1.875%, 09/15/2081 (B)	EUR	200	189
Starbucks
5.814%, SOFRINDX + 0.420%, 02/14/2024 (B)		$330	330
State Street
5.272%, 08/03/2026		225	228
Tapestry
5.375%, 11/27/2027	EUR	157	179
5.350%, 11/27/2025		157	177
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/2025 (E)		206	215
Time Warner Cable
5.750%, 06/02/2031	GBP	295	376
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	500
TWDC Enterprises 18
2.758%, 10/07/2024	CAD	800	596
UnitedHealth Group
1.250%, 01/15/2026		$175	164
Veralto
5.500%, 09/18/2026 (A)		335	339
Verizon Communications
4.250%, 10/31/2030	EUR	310	363
2.100%, 03/22/2028		$445	403
1.125%, 11/03/2028	GBP	240	264
Verizon Communications MTN
4.050%, 02/17/2025	AUD	680	460
VF
0.250%, 02/25/2028	EUR	395	367
Visa
2.000%, 06/15/2029		362	384
Wells Fargo (C)
7.625%, H15T5Y + 3.606% (B)		$15	16
3.900%, H15T5Y + 3.453% (B)		91	84

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Wells Fargo MTN
0.500%, 04/26/2024	EUR	500	$546
Welltower OP
4.500%, 12/01/2034	GBP	140	168
Western Digital
2.850%, 02/01/2029		$32	28
WPC Eurobond BV
1.350%, 04/15/2028	EUR	380	383
			28,331

Total Global Bonds
(Cost $428,890) ($ Thousands)			415,321

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bill
5.408%, 01/11/2024 (F)		$4,940	4,933
5.299%, 02/08/2024 (F)		7,274	7,235
U.S. Treasury Inflation Indexed Bonds
1.375%, 07/15/2033		1,853	1,820
0.125%, 10/15/2026		1,550	1,657
U.S. Treasury Note
2.000%, 08/15/2051		1,091	713

Total U.S. Treasury Obligations
(Cost $16,361) ($ Thousands)			16,358

COMMERCIAL PAPER — 0.6%
Ora Corp
5.251%, 01/22/2024 (F)		1,700	1,694
Penske Truck Leasing
4.562%, 01/18/2024 (F)		900	897

Total Commercial Paper
(Cost $2,592) ($ Thousands)			2,591

ASSET-BACKED SECURITIES — 0.2%
Other Asset-Backed Securities — 0.2%

AGL CLO Ltd, Ser 2021-12A, Cl A1
6.837%, TSFR3M + 1.422%, 07/20/2034 (A)(B)		250	250
Elmwood CLO XII, Ser 2021-5A, Cl D
8.727%, TSFR3M + 3.312%, 01/20/2035 (A)(B)		750	746

Total Asset-Backed Securities
(Cost $1,000) ($ Thousands)			996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 0.1%
Non-Agency Mortgage-Backed Obligation — 0.1%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.886%, 09/25/2034(B)	$6	$4
DTP Commercial Mortgage Trust, Ser 2023-STE2, Cl A
6.038%, 01/15/2041(A)(B)	106	104
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.590%, 12/25/2034(B)	18	16
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	30	29
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(B)	113	118

		271
Total Mortgage-Backed Securities
(Cost $271) ($ Thousands)		271

Total Investments in Securities — 97.7%
(Cost $449,114) ($ Thousands)		$435,537

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	24	Mar-2024	$1,821	$1,910	$37
Canadian 5-Year Bond	76	Mar-2024	6,133	6,495	165
Euro-Bobl	8	Mar-2024	1,029	1,054	18
Euro-Bund	23	Mar-2024	3,343	3,486	74
Euro-Buxl	3	Mar-2024	431	470	29
Euro-OAT	39	Mar-2024	5,461	5,666	113
Euro-Schatz	28	Mar-2024	3,214	3,296	13
Japanese 10-Year Bond	1	Mar-2024	1,029	1,041	2
Korea 10-Year Bond	66	Mar-2024	5,794	5,919	85
Korea 3-Year Bond	62	Mar-2024	5,021	5,075	21
Long Gilt 10-Year Bond	31	Mar-2024	3,851	4,058	176
U.S. 10-Year Treasury Note	53	Mar-2024	5,859	5,984	125
U.S. Long Treasury Bond	24	Mar-2024	2,783	2,998	215
			45,769	47,452	1,073
Short Contracts
Australian 10-Year Bond	(3)	Mar-2024	$(240)	$(239)	$–
Australian 3-Year Bond	(6)	Mar-2024	(416)	(437)	(4)
Canadian 5-Year Bond	(18)	Mar-2024	(1,453)	(1,539)	(39)
Canadian 10-Year Bond	(54)	Mar-2024	(4,733)	(5,085)	(206)
Euro-Bobl	(5)	Mar-2024	(640)	(659)	(6)
Euro-BTP	(8)	Mar-2024	(1,066)	(1,053)	9
Euro-BTP	(17)	Mar-2024	(2,140)	(2,238)	(83)
Euro-OAT	(10)	Mar-2024	(1,383)	(1,453)	(40)
Japanese 10-Year Bond	(3)	Mar-2024	(2,972)	(3,122)	(20)
Japanese 10-Year Government Bond E-MINI	(3)	Mar-2024	(304)	(312)	(1)
U.S. 2-Year Treasury Note	(43)	Mar-2024	(8,832)	(8,854)	(22)
U.S. 5-Year Treasury Note	(18)	Mar-2024	(1,955)	(1,958)	(3)
U.S. Ultra Long Treasury Bond	(24)	Mar-2024	(3,062)	(3,207)	(145)
Ultra 10-Year U.S. Treasury Note	(63)	Mar-2024	(7,120)	(7,435)	(315)
			(36,316)	(37,591)	(875)
			$9,453	$9,861	$198

A list of the forward foreign currency contracts held by the Fund at December 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/24	USD	260	ZAR	4,900	$8
Bank of America	01/09/24	RON	328	USD	72	—
Bank of America	01/09/24	CZK	1,730	USD	77	—
Bank of America	01/09/24	MXN	2,280	USD	132	(2)
Bank of America	01/09/24	ZAR	2,440	USD	133	—
Bank of America	01/09/24	GBP	9,176	USD	11,641	(56)
Bank of America	01/24/24	USD	231	CNY	1,558	(11)
Bank of America	01/24/24	CNY	1,558	USD	235	15
Bank of America	04/10/24	CNY	1,558	USD	232	10
Barclays PLC	01/09/24	SGD	30	USD	23	—
Barclays PLC	01/09/24	USD	80	ZAR	1,533	3
Barclays PLC	01/09/24	USD	110	THB	3,820	2
Barclays PLC	01/09/24	USD	53	HUF	18,600	—
Barclays PLC	01/09/24	USD	101	HUF	34,785	—
Barclays PLC	01/09/24	USD	219	CAD	295	5

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/09/24	USD	221	JPY	31,600	$4
Barclays PLC	01/09/24	USD	109	SEK	1,130	3
Barclays PLC	01/09/24	USD	132	SEK	1,320	(1)
Barclays PLC	01/09/24	USD	251	MXN	4,350	5
Barclays PLC	01/09/24	USD	275	AUD	413	7
Barclays PLC	01/09/24	USD	307	CZK	6,842	—
Barclays PLC	01/09/24	USD	244	CHF	210	6
Barclays PLC	01/09/24	USD	138	CHF	115	(1)
Barclays PLC	01/09/24	CHF	140	USD	167	1
Barclays PLC	01/09/24	CHF	285	USD	333	(6)
Barclays PLC	01/09/24	USD	429	NZD	698	13
Barclays PLC	01/09/24	GBP	86	USD	110	—
Barclays PLC	01/09/24	GBP	348	USD	441	(3)
Barclays PLC	01/09/24	CAD	495	USD	373	(3)
Barclays PLC	01/09/24	USD	597	GBP	471	4
Barclays PLC	01/09/24	NZD	600	USD	376	(4)
Barclays PLC	01/09/24	RON	680	USD	150	(1)
Barclays PLC	01/09/24	USD	635	NOK	6,705	25
Barclays PLC	01/09/24	USD	68	NOK	680	(1)
Barclays PLC	01/09/24	AUD	315	USD	215	—
Barclays PLC	01/09/24	AUD	825	USD	552	(11)
Barclays PLC	01/09/24	ILS	1,994	USD	545	(9)
Barclays PLC	01/09/24	CZK	2,340	USD	104	(1)
Barclays PLC	01/09/24	SEK	2,470	USD	243	(3)
Barclays PLC	01/09/24	EUR	2,918	USD	3,224	(1)
Barclays PLC	01/09/24	MXN	3,820	USD	220	(5)
Barclays PLC	01/09/24	USD	3,817	EUR	3,501	51
Barclays PLC	01/09/24	USD	133	EUR	120	—
Barclays PLC	01/09/24	NOK	9,211	USD	874	(33)
Barclays PLC	01/09/24	JPY	18,900	USD	134	—
Barclays PLC	01/09/24	JPY	32,200	USD	220	(9)
Barclays PLC	01/09/24	THB	81,402	USD	2,340	(47)
Barclays PLC	01/09/24	HUF	169,730	USD	492	2
Barclays PLC	03/04/24	JPY	243,650	USD	1,656	(89)
BNP Paribas	01/09/24	USD	39	CZK	870	—
BNP Paribas	01/09/24	USD	43	HUF	15,000	1
BNP Paribas	01/09/24	AUD	85	USD	57	(1)
BNP Paribas	01/09/24	USD	267	SEK	2,700	1
BNP Paribas	01/09/24	USD	325	AUD	495	13
BNP Paribas	01/09/24	USD	331	JPY	48,600	13
BNP Paribas	01/09/24	USD	489	MXN	8,530	14
BNP Paribas	01/09/24	CAD	555	USD	410	(11)
BNP Paribas	01/09/24	USD	659	GBP	522	7
BNP Paribas	01/09/24	NOK	1,200	USD	114	(4)
BNP Paribas	01/09/24	CZK	1,380	USD	61	—
BNP Paribas	01/09/24	USD	1,217	EUR	1,112	11
BNP Paribas	01/09/24	USD	302	EUR	272	(2)
BNP Paribas	01/09/24	SGD	1,708	USD	1,284	(11)
BNP Paribas	01/09/24	GBP	1,754	USD	2,226	(10)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/09/24	CHF	95	USD	114	$1
BNP Paribas	01/09/24	CHF	2,891	USD	3,325	(113)
BNP Paribas	01/09/24	MXN	3,920	USD	224	(7)
BNP Paribas	01/09/24	SEK	5,730	USD	555	(13)
BNP Paribas	01/09/24	MYR	8,957	USD	1,930	(22)
BNP Paribas	01/09/24	EUR	65,032	USD	71,473	(381)
BNP Paribas	01/09/24	JPY	278,400	USD	1,898	(79)
BNP Paribas	01/10/24	EUR	581	USD	639	(3)
BNP Paribas	01/18/24	USD	580	MXN	10,038	11
Brown Brothers Harriman	01/10/24	USD	77	CAD	105	2
Brown Brothers Harriman	01/10/24	CAD	1,942	USD	1,430	(43)
Brown Brothers Harriman	01/10/24	USD	3,721	EUR	3,449	90
Brown Brothers Harriman	01/10/24	EUR	442	USD	490	2
Brown Brothers Harriman	01/10/24	EUR	14,410	USD	15,553	(369)
Brown Brothers Harriman	01/11/24	USD	110	NZD	189	10
Brown Brothers Harriman	01/11/24	USD	1,849	CNY	13,438	47
Brown Brothers Harriman	01/11/24	CNY	2,568	USD	361	(1)
Brown Brothers Harriman	01/12/24	JPY	36,392	USD	244	(15)
Brown Brothers Harriman	01/18/24	EUR	8,670	USD	9,396	(187)
Brown Brothers Harriman	01/25/24	GBP	509	USD	640	(9)
Brown Brothers Harriman	01/25/24	AUD	768	USD	526	2
Brown Brothers Harriman	01/25/24	AUD	193	USD	126	(6)
Brown Brothers Harriman	01/25/24	USD	742	GBP	587	5
Brown Brothers Harriman	01/25/24	USD	1,059	GBP	830	—
Brown Brothers Harriman	02/16/24	SEK	75	USD	7	—
CIBC	01/09/24	USD	756	AUD	1,141	23
CIBC	01/09/24	USD	3,074	JPY	447,818	106
CIBC	01/09/24	JPY	6,026,553	USD	41,179	(1,612)
Citigroup	01/09/24	USD	305	THB	10,741	10
Citigroup	01/09/24	USD	384	SGD	506	—
Citigroup	01/09/24	GBP	430	USD	545	(3)
Citigroup	01/09/24	USD	521	MXN	9,102	16
Citigroup	01/09/24	USD	549	NZD	890	15
Citigroup	01/09/24	USD	554	AUD	835	16
Citigroup	01/09/24	USD	688	CAD	920	9
Citigroup	01/09/24	USD	832	SEK	8,500	12
Citigroup	01/09/24	CHF	410	USD	488	1
Citigroup	01/09/24	CHF	475	USD	555	(10)
Citigroup	01/09/24	USD	942	GBP	742	4
Citigroup	01/09/24	USD	950	JPY	136,017	16
Citigroup	01/09/24	AUD	1,025	USD	685	(15)
Citigroup	01/09/24	NZD	1,165	USD	716	(22)
Citigroup	01/09/24	CAD	1,185	USD	877	(21)
Citigroup	01/09/24	EUR	1,318	USD	1,430	(26)
Citigroup	01/09/24	USD	1,593	CHF	1,385	53
Citigroup	01/09/24	USD	1,345	EUR	1,234	19
Citigroup	01/09/24	USD	444	EUR	400	(2)
Citigroup	01/09/24	SEK	2,250	USD	225	2
Citigroup	01/09/24	MXN	2,420	USD	139	(4)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/09/24	RON	2,713	USD	600	$(3)
Citigroup	01/09/24	THB	2,770	USD	80	(2)
Citigroup	01/09/24	DKK	4,014	USD	592	(3)
Citigroup	01/09/24	NOK	5,890	USD	552	(28)
Citigroup	01/09/24	JPY	240,500	USD	1,651	(57)
Citigroup	01/11/24	USD	173	CNH	1,253	3
Citigroup	01/17/24	PEN	500	USD	135	—
Citigroup	01/17/24	USD	578	COP	2,302,779	14
Citigroup	01/25/24	AUD	1,981	USD	1,291	(62)
Commonwealth Bank Of Australia	01/09/24	USD	727	NZD	1,181	20
Commonwealth Bank Of Australia	01/09/24	NZD	2,937	USD	1,808	(51)
Credit Agricole	01/09/24	USD	682	EUR	631	15
Credit Agricole	01/09/24	MXN	1,900	USD	110	(2)
Credit Agricole	04/10/24	USD	221	CNY	1,558	1
Goldman Sachs	01/09/24	USD	25	RON	116	—
Goldman Sachs	01/09/24	USD	109	AUD	165	3
Goldman Sachs	01/09/24	NZD	175	USD	108	(3)
Goldman Sachs	01/09/24	EUR	182	USD	200	(1)
Goldman Sachs	01/09/24	CHF	195	USD	225	(7)
Goldman Sachs	01/09/24	GBP	219	USD	274	(5)
Goldman Sachs	01/09/24	USD	568	NOK	6,022	25
Goldman Sachs	01/09/24	USD	442	SEK	4,570	12
Goldman Sachs	01/09/24	USD	132	SEK	1,320	(1)
Goldman Sachs	01/09/24	USD	575	EUR	529	10
Goldman Sachs	01/09/24	AUD	645	USD	428	(12)
Goldman Sachs	01/09/24	USD	653	ZAR	12,320	20
Goldman Sachs	01/09/24	USD	710	MXN	12,322	17
Goldman Sachs	01/09/24	USD	813	JPY	116,200	12
Goldman Sachs	01/09/24	SEK	2,300	USD	220	(8)
Goldman Sachs	01/09/24	ZAR	9,940	USD	532	(11)
Goldman Sachs	01/09/24	MXN	58,980	USD	3,421	(58)
Goldman Sachs	01/09/24	JPY	71,700	USD	501	(8)
Goldman Sachs	01/10/24	USD	740	EUR	697	29
Goldman Sachs	01/10/24	EUR	8,711	USD	9,559	(67)
Goldman Sachs	02/16/24	SEK	15,323	USD	1,471	(53)
HSBC	01/11/24	USD	853	CNH	6,210	20
HSBC	01/18/24	EUR	8,674	USD	9,424	(163)
HSBC	02/02/24	USD	586	BRL	2,841	(3)
JPMorgan Chase Bank	01/08/24	USD	937	CNY	6,806	23
JPMorgan Chase Bank	01/08/24	CNY	6,806	USD	956	(4)
JPMorgan Chase Bank	01/09/24	USD	0	CZK	10	—
JPMorgan Chase Bank	01/09/24	USD	111	CAD	150	3
JPMorgan Chase Bank	01/09/24	USD	222	NZD	360	6
JPMorgan Chase Bank	01/09/24	USD	266	PLN	1,047	—
JPMorgan Chase Bank	01/09/24	NZD	285	USD	177	(4)
JPMorgan Chase Bank	01/09/24	EUR	404	USD	442	(4)
JPMorgan Chase Bank	01/09/24	USD	467	CHF	395	3
JPMorgan Chase Bank	01/09/24	USD	517	GBP	409	5
JPMorgan Chase Bank	01/09/24	CAD	600	USD	447	(9)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/09/24	USD	718	MXN	12,500	$20
JPMorgan Chase Bank	01/09/24	USD	658	NOK	6,940	25
JPMorgan Chase Bank	01/09/24	USD	67	NOK	680	—
JPMorgan Chase Bank	01/09/24	USD	773	JPY	112,800	28
JPMorgan Chase Bank	01/09/24	USD	715	SEK	7,360	16
JPMorgan Chase Bank	01/09/24	USD	219	SEK	2,200	(1)
JPMorgan Chase Bank	01/09/24	CHF	185	USD	220	—
JPMorgan Chase Bank	01/09/24	CHF	790	USD	911	(29)
JPMorgan Chase Bank	01/09/24	AUD	1,190	USD	795	(17)
JPMorgan Chase Bank	01/09/24	PLN	1,195	USD	304	—
JPMorgan Chase Bank	01/09/24	PLN	35	USD	9	—
JPMorgan Chase Bank	01/09/24	USD	1,360	CNY	9,655	2
JPMorgan Chase Bank	01/09/24	RON	1,562	USD	345	(2)
JPMorgan Chase Bank	01/09/24	USD	2,048	EUR	1,886	36
JPMorgan Chase Bank	01/09/24	USD	133	EUR	120	—
JPMorgan Chase Bank	01/09/24	NOK	3,490	USD	335	(9)
JPMorgan Chase Bank	01/09/24	CZK	560	USD	25	—
JPMorgan Chase Bank	01/09/24	CZK	3,087	USD	138	(1)
JPMorgan Chase Bank	01/09/24	CNY	4,804	USD	669	(9)
JPMorgan Chase Bank	01/09/24	MXN	4,860	USD	282	(5)
JPMorgan Chase Bank	01/09/24	HUF	14,500	USD	41	—
JPMorgan Chase Bank	01/09/24	SEK	2,970	USD	298	3
JPMorgan Chase Bank	01/09/24	SEK	20,237	USD	1,960	(49)
JPMorgan Chase Bank	01/09/24	JPY	112,300	USD	783	(15)
JPMorgan Chase Bank	01/10/24	USD	939	CAD	1,296	45
JPMorgan Chase Bank	01/10/24	EUR	1,044	USD	1,141	(12)
JPMorgan Chase Bank	01/12/24	USD	253	EUR	232	3
JPMorgan Chase Bank	01/12/24	USD	343	EUR	310	(1)
JPMorgan Chase Bank	01/12/24	EUR	27,695	USD	30,138	(466)
JPMorgan Chase Bank	01/19/24	USD	47	IDR	730,086	—
JPMorgan Chase Bank	01/19/24	IDR	47,426,542	USD	3,026	(56)
JPMorgan Chase Bank	01/24/24	USD	131	JPY	18,752	3
JPMorgan Chase Bank	01/24/24	JPY	2,173,607	USD	14,613	(860)
JPMorgan Chase Bank	01/26/24	USD	338	COP	1,403,788	23
JPMorgan Chase Bank	01/26/24	COP	2,664,320	USD	645	(39)
JPMorgan Chase Bank	02/02/24	PEN	3,888	USD	1,039	(10)
JPMorgan Chase Bank	02/12/24	IDR	63,382,428	USD	4,116	—
JPMorgan Chase Bank	02/20/24	ILS	8,581	USD	2,238	(149)
JPMorgan Chase Bank	02/20/24	THB	90,159	USD	2,563	(91)
JPMorgan Chase Bank	02/26/24	USD	1,115	HUF	391,105	9
JPMorgan Chase Bank	02/26/24	JPY	162,900	USD	1,099	(66)
JPMorgan Chase Bank	03/04/24	CNY	50,597	USD	7,137	(26)
JPMorgan Chase Bank	03/04/24	CZK	67,625	USD	3,018	(4)
JPMorgan Chase Bank	03/04/24	THB	103,429	USD	2,956	(91)
JPMorgan Chase Bank	03/11/24	GBP	8	USD	10	—
JPMorgan Chase Bank	03/11/24	USD	20	NZD	32	—
JPMorgan Chase Bank	03/11/24	USD	11	NZD	18	—
JPMorgan Chase Bank	03/11/24	USD	38	KRW	49,500	—
JPMorgan Chase Bank	03/11/24	USD	277	MXN	4,900	9

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/11/24	NOK	144	USD	14	$—
JPMorgan Chase Bank	03/11/24	NOK	311	USD	31	—
JPMorgan Chase Bank	03/11/24	USD	637	CAD	849	8
JPMorgan Chase Bank	03/11/24	CHF	1,807	USD	2,087	(76)
JPMorgan Chase Bank	03/11/24	CAD	2,389	USD	1,763	(51)
JPMorgan Chase Bank	03/11/24	USD	2,400	SGD	3,200	34
JPMorgan Chase Bank	03/11/24	USD	45	SGD	59	—
JPMorgan Chase Bank	03/11/24	SEK	2,676	USD	270	3
JPMorgan Chase Bank	03/11/24	CNY	3,070	USD	434	(1)
JPMorgan Chase Bank	03/11/24	USD	4,250	GBP	3,359	32
JPMorgan Chase Bank	03/11/24	USD	5,311	NOK	56,953	308
JPMorgan Chase Bank	03/11/24	AUD	5,643	USD	3,754	(103)
JPMorgan Chase Bank	03/11/24	USD	10,699	SEK	110,266	276
JPMorgan Chase Bank	03/11/24	SGD	16,373	USD	12,327	(128)
JPMorgan Chase Bank	03/11/24	NZD	22,327	USD	13,794	(338)
JPMorgan Chase Bank	03/11/24	MXN	107,029	USD	6,062	(190)
JPMorgan Chase Bank	03/11/24	KRW	3,420,717	USD	2,662	11
JPMorgan Chase Bank	03/18/24	PLN	14,627	USD	3,634	(85)
JPMorgan Chase Bank	04/08/24	USD	963	CNY	6,806	3
Merrill Lynch	01/03/24	USD	575	BRL	2,841	10
Merrill Lynch	01/17/24	USD	577	PEN	2,181	12
Merrill Lynch	01/17/24	PEN	2,185	USD	574	(16)
Merrill Lynch	01/25/24	USD	282	IDR	4,418,977	5
Merrill Lynch	01/25/24	IDR	4,405,359	USD	280	(6)
Midland Walwyn Capital Inc.	01/09/24	RON	119	USD	26	—
Midland Walwyn Capital Inc.	01/09/24	USD	244	MYR	1,120	—
Midland Walwyn Capital Inc.	01/09/24	USD	268	GBP	210	(1)
Midland Walwyn Capital Inc.	01/09/24	MYR	371	USD	80	(1)
Midland Walwyn Capital Inc.	01/16/24	USD	2,842	JPY	402,450	19
Morgan Stanley	01/09/24	USD	9	PLN	35	—
Morgan Stanley	01/09/24	USD	132	MXN	2,280	3
Morgan Stanley	01/09/24	USD	134	GBP	105	—
Morgan Stanley	01/09/24	CAD	215	USD	163	—
Morgan Stanley	01/09/24	CHF	230	USD	275	2
Morgan Stanley	01/09/24	USD	282	NOK	3,020	16
Morgan Stanley	01/09/24	USD	335	CAD	450	7
Morgan Stanley	01/09/24	USD	110	SEK	1,130	3
Morgan Stanley	01/09/24	USD	270	SEK	2,680	(4)
Morgan Stanley	01/09/24	USD	527	RON	2,383	3
Morgan Stanley	01/09/24	USD	655	CHF	565	17
Morgan Stanley	01/09/24	USD	765	JPY	110,900	22
Morgan Stanley	01/09/24	EUR	908	USD	990	(13)
Morgan Stanley	01/09/24	USD	873	NZD	1,402	15
Morgan Stanley	01/09/24	USD	67	NZD	105	—
Morgan Stanley	01/09/24	NZD	980	USD	601	(20)
Morgan Stanley	01/09/24	GBP	415	USD	530	1
Morgan Stanley	01/09/24	GBP	878	USD	1,108	(11)
Morgan Stanley	01/09/24	NOK	1,710	USD	165	(3)
Morgan Stanley	01/09/24	USD	1,734	AUD	2,611	48

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/09/24	USD	68	AUD	100	$—
Morgan Stanley	01/09/24	CNY	2,562	USD	360	(2)
Morgan Stanley	01/09/24	SEK	3,420	USD	331	(9)
Morgan Stanley	01/09/24	USD	111	EUR	101	1
Morgan Stanley	01/09/24	USD	3,310	EUR	2,978	(19)
Morgan Stanley	01/09/24	PLN	3,825	USD	971	(2)
Morgan Stanley	01/09/24	AUD	9,396	USD	6,211	(201)
Morgan Stanley	01/09/24	ZAR	12,925	USD	695	(11)
Morgan Stanley	01/09/24	CZK	20,566	USD	930	10
Morgan Stanley	01/09/24	MXN	53,700	USD	3,103	(65)
Morgan Stanley	01/09/24	JPY	9,500	USD	68	—
Morgan Stanley	01/09/24	JPY	158,500	USD	1,107	(18)
Morgan Stanley	01/10/24	EUR	17,352	USD	18,478	(696)
Morgan Stanley	01/25/24	GBP	10,020	USD	12,450	(324)
RBC	01/09/24	USD	40	CZK	890	—
RBC	01/09/24	USD	54	SEK	560	1
RBC	01/09/24	CHF	95	USD	109	(4)
RBC	01/09/24	EUR	102	USD	110	(2)
RBC	01/09/24	USD	109	AUD	165	3
RBC	01/09/24	USD	109	NOK	1,200	9
RBC	01/09/24	AUD	165	USD	110	(3)
RBC	01/09/24	NOK	600	USD	55	(4)
RBC	01/09/24	USD	713	EUR	654	10
RBC	01/09/24	USD	1,118	CAD	1,518	33
RBC	01/09/24	CAD	10,656	USD	7,851	(232)
RBS	01/09/24	GBP	104	USD	133	1
RBS	01/09/24	USD	110	GBP	87	1
RBS	01/09/24	SEK	1,320	USD	133	2
SCB Securities	01/09/24	USD	629	JPY	91,749	22
SCB Securities	01/09/24	MYR	1,384	USD	298	(3)
SCB Securities	01/09/24	JPY	32,200	USD	219	(9)
SCB Securities	04/12/24	HKD	2,720	USD	350	1
SCB Securities	05/09/24	HKD	2,705	USD	348	—
State Street	01/09/24	USD	56	AUD	85	2
State Street	01/09/24	USD	110	NZD	178	3
State Street	01/09/24	USD	111	CAD	150	3
State Street	01/09/24	NZD	180	USD	111	(3)
State Street	01/09/24	CAD	300	USD	221	(7)
State Street	01/09/24	USD	331	EUR	302	3
State Street	01/09/24	USD	394	MXN	6,800	7
State Street	01/09/24	USD	536	JPY	76,130	5
State Street	01/09/24	USD	485	GBP	382	2
State Street	01/09/24	USD	2,849	GBP	2,231	(5)
State Street	01/09/24	MXN	5,160	USD	298	(6)
State Street	01/16/24	JPY	402,450	USD	2,749	(112)
TD Securities	01/09/24	CAD	325	USD	242	(5)
UBS	01/09/24	USD	53	MXN	930	2
UBS	01/09/24	USD	55	NOK	600	4
UBS	01/09/24	USD	110	CHF	95	3

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	01/09/24	USD	117	CNY	830	$1
UBS	01/09/24	CAD	150	USD	110	(3)
UBS	01/09/24	RON	163	USD	36	—
UBS	01/09/24	NZD	175	USD	108	(3)
UBS	01/09/24	USD	108	AUD	165	4
UBS	01/09/24	USD	133	AUD	195	(1)
UBS	01/09/24	USD	266	THB	9,307	7
UBS	01/09/24	USD	530	NZD	860	14
UBS	01/09/24	CHF	675	USD	775	(27)
UBS	01/09/24	USD	546	EUR	498	4
UBS	01/09/24	USD	133	EUR	120	—
UBS	01/09/24	AUD	195	USD	133	—
UBS	01/09/24	AUD	495	USD	331	(7)
UBS	01/09/24	USD	798	GBP	631	6
UBS	01/09/24	GBP	733	USD	934	—
UBS	01/09/24	GBP	87	USD	109	(1)
UBS	01/09/24	USD	986	JPY	140,600	12
UBS	01/09/24	EUR	120	USD	133	1
UBS	01/09/24	EUR	1,102	USD	1,204	(14)
UBS	01/09/24	NOK	2,010	USD	199	1
UBS	01/09/24	SEK	2,260	USD	221	(3)
UBS	01/09/24	THB	2,910	USD	83	(2)
UBS	01/09/24	CNY	189,062	USD	26,558	(113)
UBS	01/09/24	JPY	37,800	USD	269	1
UBS	01/09/24	JPY	886,753	USD	6,120	(176)
UBS	01/10/24	CAD	13,763	USD	9,997	(442)
UBS	01/11/24	CNH	143,587	USD	19,781	(397)
UBS	01/25/24	AUD	4,267	USD	2,781	(132)
						$(7,850)

A list of open OTC swap agreements held by the Fund at December 31, 2023, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$21	$–	$21
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	28	–	28
							$49	$–	$49

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
China 7-Day Reverse Repo Rate	2.8000%	Quarterly	04/02/2026	CNY	12,090	$28	$–	$28
1.041%	1-DAY JPY-TONAR	Annually	06/09/2053	JPY	124,710	86	–	86
China 7_Day Fixing Repo Rates	2.4197%	Quarterly	09/28/2028	CNY	19,590	11	–	11
China 7-Day Reverse Repo Rate	2.451%	Quarterly	10/30/2028	CNY	19,110	26	–	26
						$151	$–	$151

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

International Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $445,864 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $56,471 ($ Thousands), representing 12.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Zero coupon security.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.2%
Angola — 0.9%
Angolan Government International Bond
9.375%, 05/08/2048		$3,630	$3,015
8.750%, 04/14/2032		3,928	3,449
8.750%, 04/14/2032 (A)		289	254
8.250%, 05/09/2028 (A)		854	785
8.250%, 05/09/2028		735	676
Angolan Government International Bond MTN
8.000%, 11/26/2029		377	334
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		2,480	2,294
			10,807

Argentina — 1.2%
Argentine Republic Government International Bond
4.250%, 01/09/2038 (B)		2,650	1,045
3.625%, 07/09/2035 (B)		14,582	4,977
3.500%, 07/09/2029 (B)		7,008	2,382
1.000%, 07/09/2029		1,335	530
0.750%, 07/09/2030 (B)		8,000	3,198
0.500%, 07/09/2029	EUR	13	5
0.125%, 07/09/2030		542	211
Provincia de Buenos Aires MTN
6.375%, 09/01/2037 (B)		$5,624	2,147
4.000%, 09/01/2037 (B)	EUR	666	174
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		$360	326
			14,995

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		200	174
3.600%, 02/02/2031		1,722	1,404
			1,578

Australia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	199

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,457	1,426
3.500%, 09/01/2032		540	468
3.500%, 09/01/2032 (A)		150	130
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		690	700
6.875%, 03/24/2026		4,195	4,258
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,840	1,930
6.950%, 03/18/2030		200	210
			9,122

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahamas — 0.1%
Bahamas Government International Bond
8.950%, 10/15/2032		$800	$751
6.000%, 11/21/2028 (C)		750	660
			1,411

Bahrain — 0.9%
Bahrain Government International Bond
7.750%, 04/18/2035 (A)		838	874
5.450%, 09/16/2032		1,177	1,080
Bahrain Government International Bond MTN
6.250%, 01/25/2051		7,300	6,037
4.250%, 01/25/2028		1,306	1,231
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (A)		1,094	991
3.875%, 05/18/2029		546	494
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		560	614
8.375%, 11/07/2028		450	493
			11,814

Benin — 0.1%
Benin Government International Bond
6.875%, 01/19/2052	EUR	158	136
4.950%, 01/22/2035		819	711
4.875%, 01/19/2032		102	92
			939

Bermuda — 0.2%
Bermuda Government International Bond
5.000%, 07/15/2032		$409	406
4.750%, 02/15/2029		954	947
3.717%, 01/25/2027		431	416
2.375%, 08/20/2030		221	189
			1,958

Bolivia — 0.0%
Bolivian Government International Bond
4.500%, 03/20/2028		602	278

Brazil — 6.3%
Brazil Letras do Tesouro Nacional
0.000%, 01/01/2025 (D)	BRL	61,318	11,487
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$1,170	1,148
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	268	243
6.000%, 05/15/2045		119	109
6.000%, 08/15/2050		519	479
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2025		38,488	7,928
10.000%, 01/01/2027		72,088	14,904
10.000%, 01/01/2029		72,861	14,946
10.000%, 01/01/2031		16,969	3,450

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
10.000%, 01/01/2033	BRL	38,812	$7,835
Brazilian Government International Bond
6.250%, 03/18/2031		$1,140	1,183
6.000%, 10/20/2033		2,921	2,921
5.625%, 02/21/2047		880	772
5.000%, 01/27/2045		1,519	1,239
4.750%, 01/14/2050		4,379	3,367
4.250%, 01/07/2025		1,580	1,557
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	206
CSN Resources (A)
8.875%, 12/05/2030		407	424
4.625%, 06/10/2031		625	511
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		858	673
7.250%, 06/30/2031		338	265
MV24 Capital BV
6.748%, 06/01/2034		403	377
6.748%, 06/01/2034 (A)		335	313
Nexa Resources
5.375%, 05/04/2027 (A)		1,771	1,729
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	422
6.000%, 01/15/2029		288	294
5.000%, 01/15/2030		494	478
			79,260

Cameroon — 0.1%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	960	780

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028 (E)(F)	JPY	183,835	1,172

Chile — 2.6%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (A)		$226	176
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	989
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039 (A)	CLP	1,833,055	2,330
2.000%, 03/01/2035		91,312	101
1.900%, 09/01/2030		2,760,611	3,078
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		525,000	676
6.000%, 04/01/2033 (A)		610,000	730
5.800%, 10/01/2034 (A)		2,620,000	3,093
5.000%, 10/01/2028 (A)		1,075,000	1,212
5.000%, 03/01/2035		275,000	309
4.700%, 09/01/2030 (A)		720,000	793
4.500%, 03/01/2026		995,000	1,118

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.800%, 10/01/2033 (A)	CLP	640,000	$589
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,755
Chile Government International Bond
4.950%, 01/05/2036		5,132	5,071
4.125%, 07/05/2034	EUR	210	237
3.500%, 01/31/2034		$1,949	1,736
3.250%, 09/21/2071		379	254
3.100%, 05/07/2041		1,176	894
3.100%, 01/22/2061		1,793	1,202
2.450%, 01/31/2031		327	284
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034 (A)		3,285	3,330
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	239
3.068%, 08/18/2050		250	151
Empresa Nacional del Petroleo
6.150%, 05/10/2033 (A)		200	200
5.250%, 11/06/2029		749	724
4.500%, 09/14/2047		200	151
3.450%, 09/16/2031 (A)		331	278
Nacional del Cobre de Chile (A)
5.125%, 02/02/2033		282	273
3.750%, 01/15/2031		234	212
3.700%, 01/30/2050 (C)		452	325
			32,510

China — 2.8%
China Government Bond
3.810%, 09/14/2050	CNY	4,600	756
3.720%, 04/12/2051		2,400	390
3.530%, 10/18/2051		7,980	1,254
3.280%, 12/03/2027		21,300	3,115
3.270%, 11/19/2030		3,100	459
3.190%, 04/15/2053		4,700	705
3.120%, 10/25/2052		6,650	975
3.020%, 05/27/2031		1,500	218
2.880%, 02/25/2033		34,810	5,022
2.800%, 03/24/2029		3,500	502
2.800%, 03/25/2030		21,690	3,100
2.790%, 12/15/2029		3,600	515
2.750%, 06/15/2029		3,000	429
2.750%, 02/17/2032		3,000	428
2.670%, 05/25/2033		6,400	905
2.640%, 01/15/2028		58,370	8,307
2.620%, 09/25/2029		3,000	426
2.620%, 06/25/2030		7,500	1,062
2.600%, 09/15/2030		6,000	849
2.600%, 09/01/2032		3,000	423
2.520%, 08/25/2033		1,500	210
China Government International Bond
1.950%, 12/03/2024 (C)		$2,931	2,857
1.250%, 10/26/2026 (A)		559	514

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.750%, 10/26/2024		$480	$465
0.550%, 10/21/2025		626	584
Chinalco Capital Holdings
2.125%, 06/03/2026		173	161
Meituan
3.050%, 10/28/2030		204	172
Powerchina Roadbridge Group British Virgin Islands
3.080% (E)(G)		285	268
Shimao Group Holdings
5.600%, 07/15/2026 (H)		1,949	62
5.200%, 01/30/2025 (H)		1,406	53
Tencent Holdings Ltd MTN
3.240%, 06/03/2050 (A)		450	300
			35,486

Colombia — 6.1%
AI Candelaria Spain (A)
7.500%, 12/15/2028		311	295
5.750%, 06/15/2033		780	605
Colombia Government International Bond
9.850%, 06/28/2027	COP	5,060,000	1,228
8.750%, 11/14/2053		$2,092	2,404
8.000%, 04/20/2033		2,865	3,125
8.000%, 11/14/2035		360	394
7.500%, 02/02/2034		2,698	2,846
6.125%, 01/18/2041		3,587	3,254
5.625%, 02/26/2044		1,132	950
5.200%, 05/15/2049		2,350	1,835
5.000%, 06/15/2045		6,463	5,009
4.500%, 03/15/2029		863	808
4.125%, 02/22/2042		1,266	903
3.000%, 01/30/2030		1,571	1,325
Colombian TES
13.250%, 02/09/2033	COP	8,240,200	2,525
10.000%, 07/24/2024		4,258,200	1,098
9.250%, 05/28/2042		13,135,000	3,078
7.750%, 09/18/2030		8,036,600	1,887
7.500%, 08/26/2026		17,886,200	4,413
7.250%, 10/18/2034		31,459,900	6,668
7.250%, 10/26/2050		4,553,000	853
7.000%, 03/26/2031		14,387,700	3,202
7.000%, 03/26/2031		1,211,900	270
7.000%, 06/30/2032		34,959,700	7,546
6.250%, 11/26/2025		999,900	245
6.250%, 07/09/2036		4,494,700	846
6.000%, 04/28/2028		46,183,700	10,505
5.750%, 11/03/2027		19,696,100	4,500
Ecopetrol
8.875%, 01/13/2033		$357	388
6.875%, 04/29/2030		492	488
5.875%, 11/02/2051		1,346	1,018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	2,351,000	$521
7.625%, 09/10/2024		3,116,000	773
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	280
7.875%, 08/12/2024		884,000	219
Grupo Aval
4.375%, 02/04/2030 (A)		$812	689
			76,993

Costa Rica — 0.6%
Costa Rica Government International Bond
7.300%, 11/13/2054 (A)		3,491	3,788
7.158%, 03/12/2045		1,000	1,060
7.000%, 04/04/2044		230	240
7.000%, 04/04/2044		58	61
6.550%, 04/03/2034 (A)		1,644	1,701
6.550%, 04/03/2034		947	980
			7,830

Czech Republic — 2.2%
Czech Republic Government Bond
6.200%, 06/16/2031	CZK	12,770	663
6.000%, 02/26/2026		50,340	2,344
5.500%, 12/12/2028		39,470	1,913
5.000%, 09/30/2030		19,660	945
4.900%, 04/14/2034		6,780	332
4.200%, 12/04/2036		7,740	360
3.500%, 05/30/2035		18,690	814
2.750%, 07/23/2029		55,670	2,363
2.500%, 08/25/2028 (C)		131,680	5,582
2.000%, 10/13/2033		116,520	4,468
1.950%, 07/30/2037		5,510	198
1.750%, 06/23/2032		18,680	718
1.500%, 04/24/2040		6,150	197
1.200%, 03/13/2031		44,790	1,685
1.000%, 06/26/2026		46,200	1,915
0.950%, 05/15/2030		5,750	217
0.250%, 02/10/2027		44,470	1,775
0.050%, 11/29/2029		18,530	668
			27,157

Dominican Republic — 1.8%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	276,320	4,940
Dominican Republic International Bond
11.250%, 09/15/2035 (A)		30,550	564
9.750%, 06/05/2026		19,150	328
7.050%, 02/03/2031		$4,702	4,937
6.850%, 01/27/2045		4,622	4,599
6.500%, 02/15/2048		2,764	2,636
6.400%, 06/05/2049		651	612
6.000%, 02/22/2033		607	598
5.875%, 04/18/2024 (A)		24	24

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.875%, 01/30/2060		$3,598	$3,103
			22,341

Ecuador — 0.9%
Ecuador Government International Bond
6.000%, 07/31/2030 (A)(B)		2,028	938
6.000%, 07/31/2030 (B)		7,048	3,258
3.500%, 07/31/2035 (A)(B)		2,529	899
3.500%, 07/31/2035 (B)		14,023	4,983
2.500%, 07/31/2040 (B)		1,421	447
2.500%, 07/31/2040 (A)(B)		1,165	367
0.000%, 07/31/2030 (A)(D)		690	195
0.000%, 07/31/2030 (D)		50	14
			11,101

Egypt — 1.4%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	97
Egypt Government International Bond
8.875%, 05/29/2050		$5,670	3,601
8.700%, 03/01/2049 (A)		389	243
8.500%, 01/31/2047		2,691	1,668
7.625%, 05/29/2032		4,725	3,276
5.800%, 09/30/2027		685	527
Egypt Government International Bond MTN
7.500%, 02/16/2061 (A)		261	152
7.300%, 09/30/2033		1,117	735
6.375%, 04/11/2031 (A)	EUR	2,134	1,508
6.375%, 04/11/2031		2,470	1,745
5.800%, 09/30/2027 (A)		$1,545	1,188
5.625%, 04/16/2030	EUR	432	304
4.750%, 04/11/2025		457	459
4.750%, 04/16/2026 (A)		524	468
4.750%, 04/16/2026		842	752
3.875%, 02/16/2026 (A)		$318	259
Egypt Treasury Bills
0.000%, 02/27/2024 (D)	EGP	27,750	867
			17,849

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$6,513	5,414
8.250%, 04/10/2032		627	530
7.650%, 06/15/2035		819	637
7.125%, 01/20/2050		700	494
6.375%, 01/18/2027 (A)		412	363
			7,438

Ethiopia — 0.2%
Ethiopia International Bond
6.625%, 12/11/2024 (A)		2,293	1,546
6.625%, 12/11/2024		1,180	796
			2,342

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Gabon — 0.1%
Gabon Government International Bond (A)
7.000%, 11/24/2031		$900	$748
6.950%, 06/16/2025		608	579
6.375%, 12/12/2024		160	153
			1,480

Ghana — 0.8%
Ghana Government International Bond
10.750%, 10/14/2030 (A)		1,055	661
10.750%, 10/14/2030		4,824	3,021
8.950%, 03/26/2051		2,095	898
8.875%, 05/07/2042		1,491	636
8.750%, 03/11/2061		693	297
8.627%, 06/16/2049		789	335
8.625%, 04/07/2034		3,500	1,514
7.875%, 02/11/2035		1,101	478
7.750%, 04/07/2029		450	195
7.625%, 05/16/2029		1,289	557
6.375%, 02/11/2027		281	124
Republic of Ghana Government Bonds
10.000%, 02/02/2038	GHS	505	12
9.850%, 02/03/2037		502	11
9.700%, 02/05/2036		502	12
9.550%, 02/06/2035		502	12
9.400%, 02/07/2034		502	12
9.250%, 02/08/2033		2,161	53
9.100%, 02/10/2032		2,161	55
8.950%, 02/11/2031		2,160	59
8.800%, 02/12/2030		1,906	56
8.650%, 02/13/2029		1,547	51
8.500%, 02/15/2028		3,737	140
8.350%, 02/16/2027		7,574	332
			9,521

Guatemala — 0.7%
CT Trust
5.125%, 02/03/2032 (A)		$214	187
Guatemala Government Bond
7.050%, 10/04/2032 (A)		865	919
7.050%, 10/04/2032		533	566
6.600%, 06/13/2036		2,191	2,254
6.600%, 06/13/2036 (A)		1,805	1,857
6.125%, 06/01/2050		2,015	1,907
3.700%, 10/07/2033 (C)		700	583
			8,273

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	312
5.625%, 06/24/2030 (C)		1,281	1,140
			1,452

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Hong Kong — 0.0%
NWD MTN
4.125%, 07/18/2029		$355	$268

Hungary — 3.0%
Hungary Government Bond
9.500%, 10/21/2026	HUF	823,270	2,574
6.750%, 10/22/2028		2,565,830	7,691
5.500%, 06/24/2025		313,990	897
4.750%, 11/24/2032		2,143,920	5,706
4.500%, 03/23/2028		1,072,940	2,949
4.500%, 05/27/2032		186,510	488
3.250%, 10/22/2031		243,940	599
3.000%, 10/27/2027		383,810	1,010
3.000%, 08/21/2030		212,790	527
3.000%, 10/27/2038		729,400	1,471
3.000%, 04/25/2041		349,900	671
2.250%, 04/20/2033		293,910	642
2.000%, 05/23/2029 (C)		737,340	1,778
Hungary Government International Bond
6.750%, 09/25/2052 (A)		$2,579	2,882
6.750%, 09/25/2052		332	371
6.250%, 09/22/2032		452	482
6.125%, 05/22/2028 (A)		840	872
6.125%, 05/22/2028		2,297	2,386
3.125%, 09/21/2051		1,753	1,186
3.125%, 09/21/2051 (A)		299	202
2.125%, 09/22/2031 (A)		1,475	1,188
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	279	327
MVM Energetika Zrt
7.500%, 06/09/2028		$1,000	1,044
			37,943

India — 0.4%
Adani Electricity Mumbai
3.949%, 02/12/2030		707	579
3.949%, 02/12/2030 (A)		471	386
Export-Import Bank of India
5.500%, 01/18/2033		621	642
Export-Import Bank of India MTN
3.250%, 01/15/2030		860	785
2.250%, 01/13/2031		415	347
Greenko Power II
4.300%, 12/13/2028		450	405
Power Finance MTN
3.950%, 04/23/2030 (A)		569	525
Reliance Industries (A)
3.625%, 01/12/2052		671	492
2.875%, 01/12/2032		550	471
Vedanta Resources Finance II
8.950%, 03/11/2025 (C)		960	714
			5,346

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia — 6.6%
Indonesia Asahan Aluminium (A)
5.800%, 05/15/2050		$1,165	$1,130
4.750%, 05/15/2025		240	237
Indonesia Government International Bond
8.500%, 10/12/2035		815	1,083
5.650%, 01/11/2053		3,114	3,421
5.450%, 09/20/2052		800	855
4.850%, 01/11/2033		3,613	3,675
4.750%, 02/11/2029		119	120
4.650%, 09/20/2032		464	464
4.550%, 01/11/2028		2,567	2,562
4.300%, 03/31/2052		311	281
4.150%, 09/20/2027		372	366
2.850%, 02/14/2030		861	780
1.400%, 10/30/2031	EUR	841	786
1.300%, 03/23/2034		229	198
1.100%, 03/12/2033		690	601
Indonesia Government International Bond MTN
3.750%, 06/14/2028		1,057	1,175
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	36,550,000	2,622
8.750%, 05/15/2031		32,485,000	2,358
8.375%, 03/15/2034		61,230,000	4,439
8.375%, 04/15/2039		44,180,000	3,297
8.250%, 05/15/2029		34,062,000	2,381
8.250%, 06/15/2032		11,041,000	787
8.250%, 05/15/2036		66,559,000	4,867
8.125%, 05/15/2024		33,315,000	2,174
7.500%, 08/15/2032		23,608,000	1,621
7.500%, 06/15/2035		17,596,000	1,217
7.500%, 05/15/2038		24,494,000	1,701
7.500%, 04/15/2040		29,005,000	2,009
7.125%, 06/15/2038		45,742,000	3,103
7.125%, 06/15/2042		9,150,000	615
7.125%, 06/15/2043		11,528,000	776
7.000%, 05/15/2027		28,700,000	1,892
7.000%, 09/15/2030		44,363,000	2,941
7.000%, 02/15/2033		47,066,000	3,163
6.875%, 04/15/2029		21,203,000	1,396
6.875%, 08/15/2051		15,247,000	986
6.625%, 02/15/2034		34,700,000	2,262
6.500%, 06/15/2025		5,895,000	383
6.500%, 02/15/2031		48,565,000	3,137
6.375%, 08/15/2028		39,892,000	2,582
6.375%, 04/15/2032		58,545,000	3,757
6.375%, 07/15/2037		1,500,000	96
5.125%, 04/15/2027		19,322,000	1,206
Medco Bell Pte
6.375%, 01/30/2027 (A)		$466	444

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Minejesa Capital BV
5.625%, 08/10/2037 (A)		$995	$871
5.625%, 08/10/2037		500	437
Pertamina Persero MTN
3.650%, 07/30/2029 (A)		1,035	976
Perusahaan Perseroan Persero Perusahaan Listrik Negara
4.875%, 07/17/2049		311	275
1.875%, 11/05/2031 (A)	EUR	891	799
1.875%, 11/05/2031		250	224
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	759
6.150%, 05/21/2048 (A)		657	674
5.250%, 05/15/2047		480	449
4.375%, 02/05/2050 (A)		265	219
3.375%, 02/05/2030		750	683
3.000%, 06/30/2030		565	503
			82,815

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,083	1,011

Israel — 0.1%
Bank Leumi Le-Israel
3.275%, H15T5Y + 1.631%, 01/29/2031 (A)(E)		431	389
Israel Government International Bond
4.500%, 01/17/2033		559	531
4.500%, 04/03/2120		759	592
Leviathan Bond
6.750%, 06/30/2030 (A)		394	358
			1,870

Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,619	1,494
6.625%, 03/22/2048		2,979	2,616
6.625%, 03/22/2048		627	551
6.125%, 06/15/2033		$628	576
5.875%, 10/17/2031 (A)	EUR	205	202
5.750%, 12/31/2032 (B)		$600	566
5.250%, 03/22/2030	EUR	1,783	1,763
4.875%, 01/30/2032		747	694
			8,462

Jamaica — 0.2%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	378,500	2,451

Jordan — 0.3%
Jordan Government International Bond
7.500%, 01/13/2029 (A)		$2,291	2,317

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.500%, 01/13/2029		$200	$202
7.375%, 10/10/2047		467	415
7.375%, 10/10/2047 (A)		228	202
4.950%, 07/07/2025		270	264
			3,400

Kazakhstan — 0.7%
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		1,517	1,465
Kazakhstan Government International Bond MTN
1.500%, 09/30/2034	EUR	200	176
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$1,974	1,853
6.375%, 10/24/2048		700	657
5.750%, 04/19/2047 (A)		2,610	2,282
5.750%, 04/19/2047		63	55
5.375%, 04/24/2030 (A)		734	727
3.500%, 04/14/2033		287	238
KazMunayGas National JSC MTN
5.375%, 04/24/2030		600	594
QazaqGaz NC JSC
4.375%, 09/26/2027		926	886
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		450	370
			9,303

Kenya — 0.2%
Kenya Government International Bond
8.250%, 02/28/2048		801	663
7.000%, 05/22/2027		1,377	1,289
7.000%, 05/22/2027 (A)		545	510
			2,462

Kuwait — 0.0%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(E)(G)		513	491

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (H)		7,412	442
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (H)		4,494	260
7.000%, 03/20/2028 (H)		2,048	122
6.850%, 05/25/2029 (H)		387	23
6.650%, 11/03/2028 (H)		2,667	158
6.650%, 02/26/2030 (H)		1,870	112
6.600%, 11/27/2026 (H)		1,613	93
6.400%, 05/26/2023 (H)		2,649	156
6.375%, 12/31/2023 (H)		4,989	294
6.150%, 12/31/2023 (H)		2,616	154
6.100%, 10/04/2022 (H)		6,316	364

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.100%, 10/04/2022 (H)		$569	$33
5.800%, 04/14/2023 (H)		2,787	161
			2,372

Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	650	621

Malaysia — 5.4%
Khazanah Capital MTN
4.876%, 06/01/2033		$858	861
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		749	751
Malaysia Government Bond
5.248%, 09/15/2028	MYR	3,617	841
4.935%, 09/30/2043		2,200	523
4.921%, 07/06/2048		370	89
4.893%, 06/08/2038		5,150	1,230
4.762%, 04/07/2037		2,333	547
4.696%, 10/15/2042		9,507	2,225
4.642%, 11/07/2033		4,100	958
4.504%, 04/30/2029		7,760	1,756
4.498%, 04/15/2030		9,992	2,267
4.457%, 03/31/2053		1,900	428
4.392%, 04/15/2026		1,705	378
4.254%, 05/31/2035		14,684	3,275
4.232%, 06/30/2031		1,200	268
4.065%, 06/15/2050		10,317	2,203
3.955%, 09/15/2025		30,869	6,772
3.906%, 07/15/2026		15,148	3,330
3.900%, 11/30/2026		4,085	899
3.899%, 11/16/2027		8,750	1,923
3.885%, 08/15/2029		17,672	3,876
3.882%, 03/14/2025		7,552	1,654
3.828%, 07/05/2034		33,619	7,266
3.757%, 05/22/2040		18,430	3,836
3.733%, 06/15/2028		27,079	5,910
3.582%, 07/15/2032		11,137	2,378
3.519%, 04/20/2028		1,999	434
3.502%, 05/31/2027		7,229	1,568
2.632%, 04/15/2031		17,944	3,607
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	269
4.119%, 11/30/2034		1,248	277
4.070%, 09/30/2026		6,500	1,432
Petronas Capital MTN
3.500%, 04/21/2030		$550	516
3.404%, 04/28/2061		1,519	1,088
2.480%, 01/28/2032		2,087	1,779
			67,414

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico — 8.2%
America Movil
7.125%, 12/09/2024	MXN	18,110	$1,030
Cemex (G)
9.125%, H15T5Y + 5.157% (A)(E)		$534	569
9.125%, H15T5Y + 5.157% (E)		250	266
5.125%, H15T5Y + 4.534% (A)(E)		200	190
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	2,180
6.264%, 02/15/2052 (A)		$263	230
4.688%, 05/15/2029 (A)		638	599
4.688%, 05/15/2029		200	188
3.875%, 07/26/2033		720	583
3.348%, 02/09/2031 (A)		391	326
Mexican Bonos
8.000%, 05/24/2035	MXN	10,700	577
8.000%, 11/07/2047		74,883	3,951
8.000%, 07/31/2053		33,575	1,759
7.750%, 11/13/2042		92,486	4,804
7.500%, 06/03/2027		135,246	7,561
7.500%, 05/26/2033		37,370	1,999
7.000%, 09/03/2026		5,728	318
5.750%, 03/05/2026		107,221	5,848
5.500%, 03/04/2027		22,700	1,201
5.000%, 03/06/2025		3,644	204
Mexican Bonos, Ser M20
10.000%, 12/05/2024		37,324	2,192
8.500%, 05/31/2029		198,080	11,442
7.750%, 05/29/2031		251,711	13,858
Mexican Bonos, Ser M30
8.500%, 11/18/2038		127,474	7,178
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	615
Mexico Government International Bond
2.659%, 05/24/2031		1,519	1,284
Mexico Government International Bond MTN
5.750%, 10/12/2110		2,606	2,331
5.625%, 03/19/2114	GBP	5,700	5,595
Minera Mexico
4.500%, 01/26/2050 (A)		$627	505
Petroleos Mexicanos
10.000%, 02/07/2033		3,766	3,781
7.690%, 01/23/2050		8,580	6,102
7.690%, 01/23/2050 (A)		237	169
6.950%, 01/28/2060 (A)		308	203
6.625%, 06/15/2035		2,850	2,186
6.350%, 02/12/2048		678	430
6.350%, 02/12/2048 (A)		130	82
5.950%, 01/28/2031 (A)		470	375
Petroleos Mexicanos MTN
8.750%, 06/02/2029		2,208	2,147

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.750%, 09/21/2047		$5,429	$3,552
6.750%, 09/21/2047		553	362
4.875%, 02/21/2028	EUR	755	725
Poinsettia Finance
6.625%, 06/17/2031		$3,596	3,044
			102,541

Mongolia — 0.3%
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		1,736	1,815
8.650%, 01/19/2028		208	218
7.875%, 06/05/2029 (A)		939	959
7.875%, 06/05/2029		250	255
5.125%, 04/07/2026		581	562
3.500%, 07/07/2027		244	217
			4,026

Morocco — 0.4%
Morocco Government International Bond
6.500%, 09/08/2033 (A)		1,040	1,096
6.500%, 09/08/2033		780	822
5.950%, 03/08/2028 (A)		1,314	1,347
4.000%, 12/15/2050		305	220
3.000%, 12/15/2032		315	259
OCP SA
5.125%, 06/23/2051 (A)		1,611	1,218
			4,962

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031 (A)(B)		1,073	909
9.000%, 09/15/2031 (B)		200	169
			1,078

Nigeria — 1.0%
Nigeria Government International Bond
9.248%, 01/21/2049 (C)		771	693
8.747%, 01/21/2031		856	815
7.875%, 02/16/2032		923	829
7.696%, 02/23/2038		827	677
Nigeria Government International Bond MTN
8.375%, 03/24/2029		1,564	1,498
8.250%, 09/28/2051		770	631
7.375%, 09/28/2033		3,274	2,787
7.375%, 09/28/2033 (A)		707	602
6.500%, 11/28/2027 (A)		2,217	2,022
6.125%, 09/28/2028 (A)		2,474	2,189
			12,743

Oman — 1.3%
EDO Sukuk
5.875%, 09/21/2033 (A)		1,041	1,072
Oman Government International Bond
7.375%, 10/28/2032 (A)		766	868

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 01/25/2051	$1,254	$1,353
6.750%, 10/28/2027 (A)	1,094	1,154
6.750%, 10/28/2027	3,845	4,057
6.750%, 01/17/2048	6,214	6,495
6.500%, 03/08/2047 (A)	611	622
6.500%, 03/08/2047	281	286
Oman Government International Bond MTN
6.000%, 08/01/2029 (A)	245	254
		16,161

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025 (C)	1,409	1,191
6.875%, 12/05/2027	452	307
Pakistan Government International Bond MTN
8.875%, 04/08/2051	2,300	1,382
7.375%, 04/08/2031	1,133	687
		3,567

Panama — 1.4%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	311	236
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	228	169
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	635	459
Panama Bonos del Tesoro
3.362%, 06/30/2031	2,200	1,727
Panama Government International Bond
9.375%, 04/01/2029	350	398
8.125%, 04/28/2034	478	501
6.875%, 01/31/2036	224	223
6.853%, 03/28/2054	2,008	1,876
6.700%, 01/26/2036	770	762
6.400%, 02/14/2035	7,053	6,877
4.500%, 04/16/2050	1,133	784
4.500%, 04/01/2056	4,016	2,690
4.500%, 01/19/2063	1,077	703
4.300%, 04/29/2053	200	134
2.252%, 09/29/2032	400	291
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)	208	179
		18,009

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028	282	268
8.375%, 10/04/2028 (A)	275	261
		529

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044	460	451

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.850%, 08/21/2033 (A)		$1,586	$1,611
5.600%, 03/13/2048		903	823
5.400%, 03/30/2050		571	507
			3,392

Peru — 2.8%
Atlantica Transmision Sur
6.875%, 04/30/2043 (A)		252	249
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	993
Kallpa Generacion
4.125%, 08/16/2027 (A)		$723	691
Peru Government Bond
7.300%, 08/12/2033 (A)	PEN	4,944	1,399
6.950%, 08/12/2031		500	139
5.350%, 08/12/2040		2,134	493
Peruvian Government International Bond
8.200%, 08/12/2026		15	4
6.950%, 08/12/2031		3,980	1,109
6.900%, 08/12/2037		1,171	319
6.900%, 08/12/2037		3,326	905
6.850%, 02/12/2042		613	166
6.350%, 08/12/2028		1,137	314
6.350%, 08/12/2028		10,151	2,806
6.150%, 08/12/2032		17,951	4,731
5.940%, 02/12/2029		8,027	2,168
5.400%, 08/12/2034		1,243	303
5.400%, 08/12/2034		17,065	4,162
3.750%, 03/01/2030	EUR	200	219
3.230%, 07/28/2121		$644	400
3.000%, 01/15/2034		1,157	977
2.783%, 01/23/2031		3,581	3,119
2.780%, 12/01/2060		1,944	1,208
1.950%, 11/17/2036	EUR	1,550	1,286
1.250%, 03/11/2033		1,638	1,417
Petroleos del Peru
5.625%, 06/19/2047		$3,537	2,166
5.625%, 06/19/2047 (A)		917	562
4.750%, 06/19/2032 (A)		1,201	858
4.750%, 06/19/2032		3,211	2,293
			35,456

Philippines — 0.9%
Philippine Government Bond
6.750%, 09/15/2032	PHP	44,940	852
Philippine Government International Bond
5.500%, 01/17/2048		$1,052	1,101
5.170%, 10/13/2027		499	508
5.000%, 07/17/2033		1,378	1,415
2.950%, 05/05/2045		824	618
2.650%, 12/10/2045		2,048	1,451
1.950%, 01/06/2032		4,551	3,756
1.750%, 04/28/2041	EUR	402	310

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.648%, 06/10/2031		$804	$660
			10,671

Poland — 4.0%
Bank Gospodarstwa Krajowego
6.250%, 10/31/2028		200	211
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		409	414
5.125%, 02/22/2033	EUR	805	965
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	33,387	9,345
6.000%, 10/25/2033		4,608	1,242
3.750%, 05/25/2027		14,897	3,649
3.250%, 07/25/2025		7,070	1,750
2.750%, 04/25/2028		1,902	443
2.750%, 10/25/2029		9,045	2,054
2.500%, 07/25/2026		32,234	7,716
2.500%, 07/25/2027		8,719	2,049
1.750%, 04/25/2032		46,529	9,196
1.250%, 10/25/2030		15,629	3,143
0.250%, 10/25/2026		3,437	768
Republic of Poland Government International Bond
5.500%, 11/16/2027		$673	697
5.500%, 04/04/2053		2,371	2,467
4.875%, 10/04/2033		4,401	4,449
			50,558

Qatar — 0.9%
Qatar Government International Bond
4.817%, 03/14/2049 (A)		2,782	2,706
4.817%, 03/14/2049		3,999	3,891
4.500%, 04/23/2028		3,191	3,227
3.750%, 04/16/2030		661	645
QatarEnergy (A)
3.300%, 07/12/2051		234	171
3.125%, 07/12/2041		292	224
			10,864

Romania — 2.1%
Romania Government Bond
8.750%, 10/30/2028	RON	2,890	706
8.250%, 09/29/2032		1,290	322
8.000%, 04/29/2030		870	210
7.900%, 02/24/2038		615	157
7.350%, 04/28/2031		1,155	272
6.700%, 02/25/2032		8,235	1,872
4.850%, 07/25/2029		5,460	1,132
4.150%, 10/24/2030		2,875	565
3.250%, 06/24/2026		3,585	743
2.500%, 10/25/2027		12,395	2,410
Romanian Government International Bond
7.625%, 01/17/2053 (A)		$624	698
7.125%, 01/17/2033 (A)		2,006	2,160

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.125%, 01/17/2033		$192	$207
6.625%, 02/17/2028 (A)		606	626
5.250%, 11/25/2027 (A)		476	472
5.250%, 11/25/2027		384	381
5.000%, 02/12/2029	RON	1,645	345
3.000%, 02/14/2031 (A)		$600	509
Romanian Government International Bond MTN
7.625%, 01/17/2053		3,210	3,590
6.375%, 09/18/2033	EUR	474	552
4.125%, 03/11/2039		610	560
3.875%, 10/29/2035		1,900	1,786
3.750%, 02/07/2034		3,544	3,365
3.375%, 02/08/2038 (A)		147	127
3.375%, 01/28/2050		1,410	1,059
2.875%, 04/13/2042		297	221
2.124%, 07/16/2031		158	139
2.000%, 01/28/2032		640	546
2.000%, 04/14/2033		990	816
			26,548

Russia — 0.1%
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$–	–
Serbia International Bond
6.500%, 09/26/2033 (A)		742	760
6.500%, 09/26/2033		200	205
6.250%, 05/26/2028 (A)		426	436
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	37
6.800%, 11/22/2025 (A)		150	8
			1,446

Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		200	160

Saudi Arabia — 1.5%
Acwa Power Management And Investments One
5.950%, 12/15/2039		2,299	2,233
Gaci First Investment
5.125%, 02/14/2053		684	619
4.875%, 02/14/2035		1,950	1,904
KSA Sukuk
4.274%, 05/22/2029 (A)		5,783	5,740
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		920	822
4.250%, 04/16/2039		160	143
Saudi Government International Bond
5.250%, 01/16/2050		680	666
4.375%, 04/16/2029		817	813
Saudi Government International Bond MTN
5.000%, 01/18/2053		2,900	2,730

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.625%, 10/04/2047 (A)		$2,683	$2,405
2.250%, 02/02/2033 (A)		676	560
			18,635

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		1,617	1,269

Serbia — 0.5%
Serbia International Bond
3.125%, 05/15/2027	EUR	320	338
2.125%, 12/01/2030		$729	583
1.650%, 03/03/2033	EUR	522	425
1.500%, 06/26/2029		2,863	2,664
Serbia International Bond MTN
2.050%, 09/23/2036		1,389	1,066
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	43,860	416
4.500%, 01/11/2026		15,250	140
4.500%, 08/20/2032		10,270	85
			5,717

South Africa — 5.7%
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$344	318
Eskom Holdings SOC
4.314%, 07/23/2027		1,189	1,109
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		977	990
7.500%, 09/15/2033	ZAR	35,000	1,401
Republic of South Africa
10.500%, 12/21/2026		49,507	2,832
9.000%, 01/31/2040		71,155	3,042
8.875%, 02/28/2035		70,762	3,264
8.750%, 01/31/2044		178,524	7,239
8.750%, 02/28/2048		198,086	7,969
8.500%, 01/31/2037		112,368	4,803
8.250%, 03/31/2032		36,842	1,762
8.000%, 01/31/2030		128,500	6,464
7.000%, 02/28/2031		177,294	8,110
6.500%, 02/28/2041		141,311	4,670
6.250%, 03/31/2036		123,266	4,424
5.750%, 09/30/2049		$8,134	6,484
5.650%, 09/27/2047		946	754
4.850%, 09/27/2027		420	412
Republic of South Africa Government International Bond
7.300%, 04/20/2052		2,486	2,352
5.875%, 04/20/2032		1,332	1,261
Sasol Financing USA
8.750%, 05/03/2029 (A)		295	301
6.500%, 09/27/2028		360	343
5.875%, 03/27/2024		442	439
4.375%, 09/18/2026		351	326

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Transnet SOC
8.250%, 02/06/2028 (A)		$988	$994
			72,063

South Korea — 0.1%
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR	8,800,000	574
7.250%, 12/07/2024		700,000	46
5.750%, 03/05/2024		12,200,000	791
			1,411

Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$1,598	797
7.550%, 03/28/2030		3,159	1,575
6.850%, 03/14/2024		512	257
6.850%, 11/03/2025		1,339	683
6.825%, 07/18/2026 (A)		909	462
6.825%, 07/18/2026		500	254
6.750%, 04/18/2028		2,648	1,322
6.750%, 04/18/2028 (A)		4,098	2,046
6.350%, 06/28/2024 (A)		613	308
6.200%, 05/11/2027		1,924	965
5.750%, 04/18/2023		434	221
			8,890

Supra-National — 0.7%
Africa Finance
2.875%, 04/28/2028 (A)		1,506	1,314
African Export-Import Bank
3.798%, 05/17/2031 (A)		200	169
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	325
Asian Development Bank MTN
13.000%, 03/07/2025	COP	1,989,000	517
12.750%, 03/03/2025		1,816,000	474
11.200%, 01/31/2025		697,000	178
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (D)	MXN	15,200	241
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$865	805
4.700%, 10/22/2031 (A)		683	581
4.700%, 10/22/2031		280	238
European Bank for Reconstruction & Development MTN
5.200%, 05/28/2024	IDR	11,593,600	750
International Finance Corp MTN
0.000%, 08/16/2028 (D)	COP	16,480,000	2,734
			8,326

Suriname — 0.0%
Suriname Government International Bond
7.950%, 07/15/2033 (A)		$400	346

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Thailand — 2.9%
Bank of Thailand Bill
0.000%, 05/09/2024 (D)	THB	35,000	$1,017
Thailand Government Bond
5.670%, 03/13/2028		3,000	99
3.650%, 06/20/2031		10,033	314
3.450%, 06/17/2043		64,080	1,964
3.400%, 06/17/2036		112,208	3,466
3.390%, 06/17/2037		24,000	743
3.350%, 06/17/2033		273,212	8,427
3.300%, 06/17/2038		83,684	2,553
2.875%, 12/17/2028		18,000	537
2.875%, 06/17/2046		3,431	92
2.750%, 06/17/2052		1,861	47
2.650%, 06/17/2028		365,699	10,804
2.400%, 03/17/2029		21,300	619
2.000%, 06/17/2042		92,320	2,301
1.600%, 12/17/2029		32,000	889
1.585%, 12/17/2035		10,400	269
1.250%, 03/12/2028		56,563	1,773
			35,914

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031 (A)		$965	1,000

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026	EUR	999	765
6.375%, 07/15/2026 (A)		600	459
5.750%, 01/30/2025		$309	253
5.625%, 02/17/2024	EUR	250	265
			1,742

Turkey — 2.1%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029 (A)		$3,793	4,021
Istanbul Metropolitan Municipality
10.500%, 12/06/2028 (A)		600	636
10.500%, 12/06/2028		221	234
Turkiye Government Bond
31.080%, 11/08/2028	TRY	19,991	748
26.200%, 10/05/2033		126,594	4,449
17.800%, 07/13/2033		9,295	246
17.300%, 07/19/2028		34,054	929
1.500%, 06/18/2025		14,827	2,031
Turkiye Government International Bond
9.375%, 03/14/2029		$558	617
9.125%, 07/13/2030		4,670	5,149
8.600%, 09/24/2027		243	259
5.750%, 05/11/2047		8,485	6,635
Turkiye Ihracat Kredi Bankasi
9.375%, 01/31/2026 (A)		367	384

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028 (A)		$368	$386
			26,724

Uganda — 0.4%
Republic of Uganda Government Bonds
16.000%, 05/14/2037	UGX	3,397,200	910
15.000%, 05/20/2032		10,975,900	2,847
14.250%, 06/22/2034		3,800,000	937
14.000%, 05/29/2025		1,793,400	480
			5,174

Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	720	367
NPC Ukrenergo
6.875%, 11/09/2028 (A)		$1,031	277
State Agency of Roads of Ukraine
6.250%, 06/24/2030		391	98
6.250%, 06/24/2030 (A)		363	91
Ukraine Government Bond
9.990%, 05/22/2024	UAH	89,181	1,745
Ukraine Government International Bond
15.840%, 02/26/2025		66,553	1,302
9.750%, 11/01/2030		$497	142
7.750%, 09/01/2027 (A)		2,445	663
7.750%, 09/01/2028 (A)		2,720	747
7.750%, 09/01/2028		2,383	654
7.750%, 09/01/2029		1,425	386
7.750%, 09/01/2029 (A)		223	61
7.750%, 08/01/2041 (A)(E)		2,206	986
7.750%, 08/01/2041 (E)		990	442
7.375%, 09/25/2034		2,539	591
7.253%, 03/15/2035		1,566	368
6.876%, 05/21/2031		4,280	979
6.876%, 05/21/2031 (A)		281	64
6.750%, 06/20/2028	EUR	1,299	337
			10,300

United Arab Emirates — 1.8%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		$1,010	926
4.600%, 11/02/2047 (A)		2,523	2,313
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,049	770
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051 (A)		1,598	1,142
3.000%, 09/15/2051		520	372
1.700%, 03/02/2031		4,250	3,597
1.625%, 06/02/2028		1,173	1,051
DAE Funding LLC
3.375%, 03/20/2028 (A)		550	506

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
DP World MTN (A)
6.850%, 07/02/2037		$210	$232
5.625%, 09/25/2048		439	420
4.700%, 09/30/2049		563	475
DP World Salaam
6.000%, H15T5Y + 5.750% (E)(G)		877	873
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		490	367
Finance Department Government of Sharjah
6.500%, 11/23/2032 (A)		458	480
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		1,904	1,270
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		553	455
2.625%, 03/31/2036		580	479
MDGH GMTN RSC
5.875%, 05/01/2034 (A)		2,597	2,833
5.500%, 04/28/2033		1,062	1,124
5.500%, 04/28/2033 (A)		213	225
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (A)		548	545
4.375%, 11/22/2033 (A)		228	222
3.950%, 05/21/2050		200	166
UAE International Government Bond MTN
4.951%, 07/07/2052 (A)		1,609	1,580
			22,423

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (A)	IDR	861,000	60

United States — 0.4%
Dominican Republic International Bond
13.625%, 02/03/2033 (A)	DOP	8,000	166
JPMorgan Chase Bank MTN (A)
7.500%, 06/15/2035	IDR	28,736,000	1,988
7.000%, 09/18/2030 (E)		43,433,000	2,879
Sagicor Financial
5.300%, 05/13/2028		$320	307
			5,340

Uruguay — 0.9%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	170,709	4,429
8.500%, 03/15/2028		77,716	1,912
8.250%, 05/21/2031		8,403	198
5.750%, 10/28/2034		$2,121	2,292
5.100%, 06/18/2050		605	607
4.975%, 04/20/2055 (C)		1,736	1,694

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.375%, 01/23/2031		$465	$461
			11,593

Uzbekistan — 0.3%
Republic of Uzbekistan International Bond
7.850%, 10/12/2028 (A)		252	263
Republic of Uzbekistan International Bond MTN
7.850%, 10/12/2028		264	275
5.375%, 02/20/2029		276	261
Uzauto Motors AJ
4.850%, 05/04/2026		1,319	1,166
4.850%, 05/04/2026 (A)		1,310	1,159
Uzbekneftegaz JSC
4.750%, 11/16/2028 (A)		810	673
			3,797

Venezuela — 0.5%
Petroleos de Venezuela
9.750%, 05/17/2035 (H)		1,000	125
9.000%, 11/17/2021 (H)		4,300	484
6.000%, 05/16/2024 (H)		7,785	856
6.000%, 05/16/2024 (H)		4,692	516
6.000%, 11/15/2026 (H)		12,470	1,403
5.500%, 04/12/2037 (H)		1,740	187
5.375%, 04/12/2027 (H)		4,563	486
Venezuela Government International Bond
9.250%, 05/07/2028 (H)		2,941	491
9.000%, 05/07/2024		2,100	316
8.250%, 10/13/2024 (H)		3,304	495
7.750%, 10/13/2019 (H)		3,976	536
			5,895

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,084	1,004

Zambia — 0.8%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	45
13.000%, 12/18/2027		5,630	167
13.000%, 01/25/2031		54,942	1,327
11.000%, 01/25/2026		18,620	632
11.000%, 06/28/2026		78,885	2,560
10.000%, 06/28/2024		47,905	1,821
Zambia Government International Bond
8.970%, 07/30/2027		$2,911	1,797
8.500%, 04/14/2024		560	347
5.375%, 09/20/2023		2,820	1,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/20/2023 (A)	$369	$205
		10,471

Total Global Bonds
(Cost $1,224,744) ($ Thousands)		1,183,120

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Floating Rate Note
5.486%, USBMMY3M + 0.170%, 10/31/2025 (E)	4,400	4,394
U.S. Treasury Note
3.125%, 08/31/2029	21,600	20,745

Total U.S. Treasury Obligations
(Cost $24,444) ($ Thousands)		25,139

	Shares
AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, LP
5.410% **†(I)	14,905,552	14,905

Total Affiliated Partnership
(Cost $14,907) ($ Thousands)		14,905

Total Investments in Securities — 97.4%
(Cost $1,264,095) ($ Thousands)		$1,223,164

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro-Bobl	25	Mar-2024	$3,198	$3,294	$76
Euro-Schatz	9	Mar-2024	1,033	1,059	4
Korea 10-Year Bond	6	Mar-2024	528	538	7
Korea 3-Year Bond	94	Mar-2024	7,626	7,694	23
R186 Bond Future	1,399	Feb-2024	7,998	8,103	51
R2030 Bond Future	550	Feb-2024	2,651	2,775	31
R2037 Bond Future	586	Feb-2024	2,412	2,502	81
R2040 Bond Future	1,045	Feb-2024	4,329	4,456	126
R2044 Bond Future	560	Feb-2024	2,205	2,273	68
U.S. 2-Year Treasury Note	55	Mar-2024	11,201	11,325	124
U.S. 5-Year Treasury Note	72	Mar-2024	7,679	7,832	153
U.S. 10-Year Treasury Note	97	Mar-2024	10,568	10,950	382
U.S. Long Treasury Bond	44	Mar-2024	5,078	5,497	419
U.S. Ultra Long Treasury Bond	5	Mar-2024	628	668	40
			67,134	68,966	1,585
Short Contracts
Euro-Bund	(118)	Mar-2024	$(17,076)	$(17,887)	$(439)
Euro-Buxl	(25)	Mar-2024	(3,590)	(3,913)	(242)
			(20,666)	(21,800)	(681)
			$46,468	$47,166	$904

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/04/24	USD	7,358	EUR	6,737	$85
Barclays PLC	01/04/24	EUR	8,326	USD	9,105	(93)
Barclays PLC	01/18/24	USD	1,576	PEN	6,025	52
Barclays PLC	02/05/24	EUR	6,204	USD	6,788	(74)
Barclays PLC	03/20/24	CNY	100	USD	14	—
Barclays PLC	03/20/24	USD	227	IDR	3,500,000	—
Barclays PLC	03/20/24	USD	258	SGD	340	—
Barclays PLC	03/20/24	USD	370	PHP	20,500	1
Barclays PLC	03/20/24	USD	1,231	MXN	21,293	11
Barclays PLC	03/20/24	USD	3,774	CNY	26,800	24
Barclays PLC	03/20/24	USD	5,666	KRW	7,394,050	67
Barclays PLC	03/20/24	USD	9,292	PLN	37,410	218
Barclays PLC	03/20/24	CZK	109,119	EUR	4,450	55
BNP Paribas	02/07/24	USD	429	IDR	6,719,704	7
BNP Paribas	03/20/24	USD	14	CNY	101	—
BNP Paribas	03/20/24	USD	107	THB	3,698	2
Citigroup	01/04/24	USD	2,220	EUR	2,026	19
Citigroup	01/10/24	CNY	12,533	USD	1,717	(51)
Citigroup	01/16/24	THB	36,515	USD	1,048	(24)
Citigroup	01/17/24	USD	1,066	EGP	36,587	28
Citigroup	01/17/24	EUR	1,762	USD	1,932	(15)
Citigroup	01/17/24	EGP	32,852	USD	915	(67)
Citigroup	01/18/24	PEN	5,061	USD	1,317	(50)
Citigroup	01/19/24	EUR	631	RON	3,147	2
Citigroup	01/19/24	EUR	9,128	USD	9,690	(400)
Citigroup	01/19/24	USD	9,708	EUR	9,128	381
Citigroup	01/22/24	USD	975	THB	33,929	21
Citigroup	01/22/24	SGD	1,294	USD	950	(33)
Citigroup	01/22/24	USD	1,924	INR	160,399	2
Citigroup	01/22/24	USD	1,967	KRW	2,588,945	37
Citigroup	01/22/24	USD	968	KRW	1,246,757	(3)
Citigroup	01/25/24	USD	1,802	BRL	9,208	91
Citigroup	01/25/24	BRL	5,497	USD	1,086	(45)
Citigroup	02/02/24	EUR	32,689	USD	36,174	23
Citigroup	02/05/24	EUR	2,362	USD	2,593	(19)
Citigroup	02/09/24	USD	641	UYU	25,739	18
Citigroup	03/04/24	BRL	25,588	USD	5,175	(62)
Citigroup	03/20/24	USD	644	NGN	400,248	(286)
Citigroup	03/20/24	USD	872	EUR	805	20
Citigroup	03/20/24	EUR	959	PLN	4,181	—
Citigroup	03/20/24	USD	2,550	THB	88,860	72
Citigroup	03/20/24	PLN	3,356	EUR	771	1
Citigroup	03/20/24	USD	3,878	MXN	68,294	106
Citigroup	03/20/24	USD	4,139	KRW	5,416,135	60
Citigroup	03/20/24	USD	4,160	KZT	1,946,109	33
Citigroup	03/20/24	EUR	5,700	USD	6,210	(105)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/20/24	USD	6,041	SGD	8,060	$92
Citigroup	03/20/24	USD	6,120	HUF	2,159,328	74
Citigroup	03/20/24	CZK	8,100	USD	359	(4)
Citigroup	03/20/24	MXN	9,838	USD	559	(15)
Citigroup	03/20/24	TRY	16,170	USD	510	(1)
Citigroup	03/20/24	ZAR	19,966	USD	1,087	3
Citigroup	03/20/24	ZMW	27,587	USD	1,124	57
Citigroup	03/20/24	PHP	37,672	USD	682	1
Citigroup	03/20/24	KRW	57,375	USD	45	—
Citigroup	03/20/24	KRW	82,227	USD	63	(1)
Citigroup	03/20/24	THB	146,552	USD	4,157	(167)
Citigroup	03/20/24	NGN	400,248	USD	601	244
Citigroup	03/20/24	CLP	2,190,201	USD	2,484	(15)
Citigroup	03/20/24	COP	3,200,000	USD	823	10
Citigroup	03/20/24	COP	23,698,883	USD	5,894	(132)
Citigroup	03/27/24	USD	1,018	UYU	40,765	26
Citigroup	04/02/24	USD	482	EGP	21,166	(2)
Citigroup	04/03/24	USD	419	BRL	2,078	5
Deutsche Bank	02/07/24	USD	970	IDR	15,307,103	24
Deutsche Bank	04/03/24	BRL	1,701	USD	346	(1)
Goldman Sachs	01/04/24	USD	409	EUR	374	4
Goldman Sachs	01/04/24	EUR	2,223	USD	2,403	(52)
Goldman Sachs	01/22/24	THB	33,929	USD	967	(29)
Goldman Sachs	01/23/24	EUR	8,400	USD	8,999	(288)
Goldman Sachs	01/25/24	USD	254	ILS	942	8
Goldman Sachs	02/01/24	COP	16,696,936	USD	4,117	(166)
Goldman Sachs	02/06/24	EUR	342	HUF	132,004	2
Goldman Sachs	02/06/24	EUR	1,229	HUF	470,926	(4)
Goldman Sachs	02/09/24	USD	169	UYU	6,852	6
Goldman Sachs	02/20/24	USD	695	CNY	4,931	3
Goldman Sachs	03/04/24	BRL	15,443	USD	3,128	(33)
Goldman Sachs	03/20/24	USD	810	HUF	282,650	1
Goldman Sachs	03/20/24	USD	822	NGN	515,679	(362)
Goldman Sachs	03/20/24	USD	1,062	COP	4,245,950	18
Goldman Sachs	03/20/24	USD	1,624	CZK	36,530	8
Goldman Sachs	03/20/24	USD	1,992	KRW	2,603,685	26
Goldman Sachs	03/20/24	USD	3,006	TRY	94,870	(10)
Goldman Sachs	03/20/24	USD	6,027	THB	209,829	164
Goldman Sachs	03/20/24	USD	17,498	MXN	307,976	466
Goldman Sachs	03/20/24	TRY	30,480	USD	965	3
Goldman Sachs	03/20/24	THB	69,678	USD	1,961	(95)
Goldman Sachs	03/20/24	HUF	1,604,593	USD	4,486	(117)
Goldman Sachs	03/20/24	COP	23,994,001	USD	5,886	(214)
Goldman Sachs	04/03/24	BRL	1,809	USD	363	(7)
JPMorgan Chase Bank	01/11/24	USD	1,006	MYR	4,696	18
JPMorgan Chase Bank	01/16/24	USD	58	PEN	220	1
JPMorgan Chase Bank	01/16/24	USD	2,343	PHP	132,908	58
JPMorgan Chase Bank	01/16/24	PEN	11,046	USD	2,935	(48)
JPMorgan Chase Bank	01/16/24	HUF	181,134	USD	486	(37)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/16/24	ZAR	320,399	USD	16,294	$(1,207)
JPMorgan Chase Bank	01/17/24	USD	1,914	EUR	1,762	34
JPMorgan Chase Bank	01/17/24	EGP	3,735	USD	107	(5)
JPMorgan Chase Bank	01/19/24	EUR	647	RON	3,225	1
JPMorgan Chase Bank	01/19/24	EUR	1,014	USD	1,078	(43)
JPMorgan Chase Bank	01/19/24	USD	1,078	EUR	1,014	43
JPMorgan Chase Bank	01/19/24	USD	1,748	IDR	27,401,361	32
JPMorgan Chase Bank	01/19/24	RON	5,064	EUR	1,015	(2)
JPMorgan Chase Bank	01/23/24	MYR	4,439	USD	937	(34)
JPMorgan Chase Bank	01/24/24	USD	727	IDR	11,254,705	5
JPMorgan Chase Bank	01/24/24	IDR	157,971,379	USD	10,047	(217)
JPMorgan Chase Bank	01/25/24	USD	1,589	BRL	7,773	9
JPMorgan Chase Bank	01/25/24	BRL	3,959	USD	781	(33)
JPMorgan Chase Bank	01/26/24	USD	911	COP	3,757,863	55
JPMorgan Chase Bank	01/26/24	USD	75	COP	289,878	(1)
JPMorgan Chase Bank	01/26/24	COP	483,111	USD	125	1
JPMorgan Chase Bank	01/26/24	COP	2,396,582	USD	586	(30)
JPMorgan Chase Bank	02/05/24	EUR	570	USD	633	4
JPMorgan Chase Bank	02/05/24	USD	2,217	PHP	125,982	62
JPMorgan Chase Bank	02/06/24	EUR	329	HUF	126,887	1
JPMorgan Chase Bank	02/06/24	IDR	52,394,122	USD	3,374	(30)
JPMorgan Chase Bank	02/09/24	USD	647	UYU	26,171	24
JPMorgan Chase Bank	02/09/24	USD	746	INR	62,286	2
JPMorgan Chase Bank	02/12/24	PLN	647	USD	155	(9)
JPMorgan Chase Bank	02/12/24	USD	900	IDR	13,861,322	—
JPMorgan Chase Bank	02/12/24	USD	182	IDR	2,800,000	—
JPMorgan Chase Bank	02/12/24	USD	928	MXN	16,180	21
JPMorgan Chase Bank	02/12/24	USD	381	MXN	6,481	(1)
JPMorgan Chase Bank	02/12/24	USD	1,503	PLN	6,307	101
JPMorgan Chase Bank	02/12/24	USD	2,088	RON	9,751	78
JPMorgan Chase Bank	02/12/24	USD	18,835	ZAR	348,912	182
JPMorgan Chase Bank	02/12/24	ZAR	19,419	USD	1,041	(18)
JPMorgan Chase Bank	02/12/24	MXN	2,765	USD	162	—
JPMorgan Chase Bank	02/12/24	MXN	150,471	USD	8,526	(300)
JPMorgan Chase Bank	02/12/24	IDR	615,572	USD	40	—
JPMorgan Chase Bank	02/20/24	USD	1,060	PHP	59,159	10
JPMorgan Chase Bank	02/20/24	BRL	2,035	USD	413	(5)
JPMorgan Chase Bank	02/20/24	USD	2,443	HUF	875,503	74
JPMorgan Chase Bank	02/20/24	PHP	2,681	USD	49	—
JPMorgan Chase Bank	02/20/24	PHP	3,220	USD	58	—
JPMorgan Chase Bank	02/20/24	USD	6,661	BRL	32,975	101
JPMorgan Chase Bank	02/20/24	USD	9,623	KRW	12,511,693	59
JPMorgan Chase Bank	02/20/24	HUF	73,257	USD	208	(2)
JPMorgan Chase Bank	02/20/24	KRW	170,296	USD	132	1
JPMorgan Chase Bank	02/20/24	CLP	235,908	USD	260	(10)
JPMorgan Chase Bank	03/04/24	USD	655	PHP	36,182	(1)
JPMorgan Chase Bank	03/04/24	USD	6,441	CNY	45,663	24
JPMorgan Chase Bank	03/11/24	USD	56	BRL	278	1
JPMorgan Chase Bank	03/11/24	USD	117	BRL	569	(1)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/11/24	USD	3,077	THB	107,614	$96
JPMorgan Chase Bank	03/11/24	USD	3,407	HUF	1,187,968	4
JPMorgan Chase Bank	03/11/24	THB	5,034	USD	141	(7)
JPMorgan Chase Bank	03/11/24	CNY	7,897	USD	1,116	(3)
JPMorgan Chase Bank	03/11/24	BRL	727	USD	150	1
JPMorgan Chase Bank	03/11/24	BRL	58,081	USD	11,782	(100)
JPMorgan Chase Bank	03/11/24	HUF	17,714	USD	51	—
JPMorgan Chase Bank	03/11/24	HUF	73,242	USD	206	(4)
JPMorgan Chase Bank	03/11/24	CLP	1,085,316	USD	1,253	14
JPMorgan Chase Bank	03/11/24	KRW	2,357,242	USD	1,834	8
JPMorgan Chase Bank	03/11/24	KRW	51,501	USD	40	—
JPMorgan Chase Bank	03/12/24	CNY	28,489	USD	4,017	(19)
JPMorgan Chase Bank	03/20/24	USD	533	TRY	16,830	(1)
JPMorgan Chase Bank	03/20/24	USD	559	GHS	6,585	(30)
JPMorgan Chase Bank	03/20/24	USD	1,007	KRW	1,305,989	6
JPMorgan Chase Bank	03/20/24	USD	1,363	ZAR	26,100	54
JPMorgan Chase Bank	03/20/24	USD	1,731	CNY	12,328	16
JPMorgan Chase Bank	03/20/24	MYR	1,911	USD	412	(8)
JPMorgan Chase Bank	03/20/24	USD	2,133	MYR	9,895	44
JPMorgan Chase Bank	03/20/24	PLN	5,418	EUR	1,246	3
JPMorgan Chase Bank	03/20/24	USD	9,349	RON	43,040	205
JPMorgan Chase Bank	03/20/24	ZAR	14,550	USD	788	(2)
JPMorgan Chase Bank	03/20/24	COP	2,767,177	USD	688	(16)
JPMorgan Chase Bank	04/02/24	USD	86	EGP	3,735	(1)
JPMorgan Chase Bank	06/20/24	USD	351	GHS	4,632	(6)
Merrill Lynch	03/20/24	PEN	3,380	USD	890	(21)
Merrill Lynch	03/20/24	MXN	77,570	USD	4,409	(115)
Midland Walwyn Capital Inc.	01/12/24	USD	2,074	TWD	65,995	84
Midland Walwyn Capital Inc.	01/16/24	KRW	1,344,754	USD	1,039	(4)
Midland Walwyn Capital Inc.	01/23/24	USD	950	MYR	4,492	32
Midland Walwyn Capital Inc.	02/06/24	USD	972	PHP	54,448	13
Midland Walwyn Capital Inc.	02/09/24	UYU	64,333	USD	1,580	(67)
Midland Walwyn Capital Inc.	03/20/24	USD	692	MXN	12,233	21
Midland Walwyn Capital Inc.	03/20/24	MYR	1,438	USD	310	(6)
Midland Walwyn Capital Inc.	03/20/24	USD	3,619	CNY	25,700	24
Midland Walwyn Capital Inc.	03/20/24	PLN	9,347	EUR	2,146	2
Midland Walwyn Capital Inc.	03/20/24	KRW	189,644	USD	145	(2)
Midland Walwyn Capital Inc.	03/20/24	IDR	12,122,494	USD	782	(5)
Midland Walwyn Capital Inc.	04/03/24	BRL	2,879	USD	577	(11)
Morgan Stanley	01/04/24	USD	717	EUR	655	7
Morgan Stanley	01/04/24	EUR	759	USD	819	(19)
Morgan Stanley	01/10/24	HKD	68,000	USD	8,716	5
Morgan Stanley	01/16/24	USD	1,012	KRW	1,333,244	21
Morgan Stanley	01/18/24	GBP	4,300	USD	5,372	(110)
Morgan Stanley	01/18/24	PEN	6,677	USD	1,783	(20)
Morgan Stanley	01/22/24	USD	951	SGD	1,294	31
Morgan Stanley	01/22/24	USD	1,927	ZAR	35,588	16
Morgan Stanley	01/22/24	KRW	1,246,757	USD	963	(2)
Morgan Stanley	01/23/24	EUR	600	USD	644	(19)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/23/24	USD	4,033	EUR	3,700	$57
Morgan Stanley	01/23/24	JPY	78,000	USD	524	(31)
Morgan Stanley	02/20/24	USD	2,009	BRL	9,885	18
Morgan Stanley	02/29/24	ZAR	51,000	USD	2,752	(23)
Morgan Stanley	03/20/24	USD	1,075	CLP	951,948	11
Morgan Stanley	03/20/24	USD	1,507	ZAR	28,658	50
Morgan Stanley	03/20/24	ZAR	37,983	USD	2,027	(36)
Morgan Stanley	04/03/24	USD	16,433	BRL	81,631	238
SCB Securities	01/08/24	USD	1,019	TWD	31,911	24
SCB Securities	01/08/24	USD	2,020	THB	70,863	57
SCB Securities	01/08/24	TWD	31,989	USD	1,031	(13)
SCB Securities	01/16/24	USD	1,014	THB	36,224	49
SCB Securities	01/25/24	USD	767	BRL	3,862	28
SCB Securities	02/08/24	USD	984	INR	82,103	1
SCB Securities	02/20/24	CNY	57,101	USD	7,992	(87)
SCB Securities	03/07/24	USD	2,005	MYR	9,296	38
SCB Securities	03/20/24	USD	2,430	THB	84,589	66
SCB Securities	03/20/24	IDR	26,775,397	USD	1,711	(26)
Standard Bank	01/03/24	EUR	31,159	USD	34,094	(325)
Standard Bank	02/20/24	USD	2,000	MXN	34,920	46
Standard Bank	03/20/24	USD	133	HUF	46,882	1
Standard Bank	03/20/24	USD	440	PEN	1,650	5
Standard Bank	03/20/24	USD	812	GHS	10,277	14
Standard Bank	03/20/24	USD	378	GHS	4,452	(20)
Standard Bank	03/20/24	PEN	1,250	USD	330	(7)
Standard Bank	03/20/24	USD	2,513	IDR	39,059,744	21
Standard Bank	03/20/24	USD	3,016	ZAR	57,880	129
Standard Bank	03/20/24	USD	12,605	PHP	696,580	(14)
Standard Bank	03/20/24	MYR	48,331	USD	10,398	(235)
Standard Bank	03/20/24	CNY	55,182	USD	7,760	(61)
Standard Bank	03/20/24	CZK	110,790	USD	4,866	(84)
Standard Bank	03/20/24	NGN	515,679	USD	779	318
Standard Bank	06/20/24	USD	140	GHS	1,801	(6)
State Street	01/03/24	EUR	1,530	USD	1,680	(10)
State Street	01/04/24	USD	1,663	EUR	1,515	11
State Street	01/10/24	USD	2,065	CNY	14,696	8
State Street	01/12/24	TWD	65,779	USD	2,056	(96)
State Street	01/25/24	USD	526	BRL	2,598	8
State Street	03/20/24	USD	1,029	KRW	1,336,110	7
						$(1,153)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2023, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2025	$4,300	$(47)	$(46)	$(1)
Morgan Stanley	MEX	Buy	1.00%	Quarterly	12/20/2028	4,800	(27)	(1)	(26)
Morgan Stanley	MSCI	Buy	1.00%	Quarterly	12/20/2028	1,700	574	632	(58)
Morgan Stanley	SOAF	Buy	1.00%	Quarterly	12/20/2025	3,300	(13)	(1)	(12)
							487	$584	(97)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	1 DAY BRL - CETIP	10.495% FIXED	Annually	01/02/2025	BRL	23,220	$21	$–	$21
Citibank	1-DAY BRL - CDI	10.41% FIXED	Annually	01/02/2025	BRL	13,451	10	–	10
Goldman Sachs	1 DAY BRL - CETIP	10.755% FIXED	Annually	01/02/2025	BRL	7,426	11	–	11
Goldman Sachs	1 DAY BRL - CETIP	10.7035% FIXED	Annually	01/02/2025	BRL	66,859	89	–	89
Goldman Sachs	1 DAY BRL - CETIP	10.745% FIXED	Annually	01/02/2025	BRL	29,931	42	–	42
Citibank	7-DAY CNY - CHINA FIXING REPO RATES	2.0847% FIXED	Quarterly	07/04/2025	CNY	64,346	7	–	7
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(62)	–	(62)
Goldman Sachs	3-MONTH MYR - BUMIPUTRA BANK RATE	3.503%	Quarterly	12/20/2025	MYR	12,705	–	–	–
Goldman Sachs	1-DAY BRL - CETIP	10.02% FIXED	Annually	01/02/2026	BRL	13,865	22	–	22
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(188)	–	(188)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(170)	–	(170)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(105)	–	(105)
Citibank	7-DAY CNY - CHINA FIXING REPO RATES	2.4016% FIXED	Quarterly	07/04/2028	CNY	19,902	24	–	24
Goldman Sachs	5.47% FIXED	6-MONTH CLP - CLICP	Semi-Annually	02/14/2033	CLP	895,943	(24)	–	(24)
JPMorgan Chase	5.244% FIXED	6-MONTH CLP - CLICP	Semi-Annually	08/07/2033	CLP	765,820	(6)	–	(6)
Citibank	5.85% FIXED	6-MONTH CLP - CLICP	Semi-Annually	10/10/2033	CLP	600,000	(45)	–	(45)
							$(374)	$–	$(374)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2023, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	$–	$–	$–
1-DAY BRL - CETIP	11.57% FIXED	Annually	01/02/2026	BRL	7,697	69	–	69
1-DAY BRL - CETIP	9.995%	Annually	01/02/2026	BRL	21,523	35	–	35
10.3%	1-DAY BRL - CETIP	Annually	01/02/2029	BRL	4,845	10	–	10
1-DAY BRL - CETIP	10.4275%	Annually	01/02/2031	BRL	5,871	13	–	13
1-DAY BRL - CETIP	12.68% FIXED	Annually	01/04/2027	BRL	11,490	238	–	238
1-DAY BRL - BROIS	12.7575%	Annually	01/04/2027	BRL	14,990	312	–	312
1-DAY BRL - BROIS	10.17%	Annually	01/04/2027	BRL	9,344	25	–	25
1-DAY BRL - CETIP	12.67% FIXED	Annually	01/04/2027	BRL	13,376	271	–	271
10.28% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/02/2025	COP	6,486,367	(19)	–	(19)
10.27% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/05/2025	COP	6,572,537	(19)	–	(19)
10.2905% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/07/2025	COP	5,000,000	(16)	–	(16)
7.14%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	01/31/2027	COP	5,450,883	26	–	26
6.395%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	01/06/2027	COP	752,360	8	–	8
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	8,774	34	–	34
1-DAY BRL - CETIP	11.055%	Annually	01/02/2026	BRL	12,933	74	–	74
1-DAY BRL - CETIP	10.49% FIXED	Annually	01/02/2031	BRL	3,697	11	–	11
6.12%	1-DAY CLP - CLICP	Semi-Annually	10/24/2033	CLP	1,193,764	(129)	–	(129)
6.2075%	1-DAY FBIL - MIBOR	Semi-Annually	12/19/2028	INR	202,466	(6)	–	(6)
28-DAY MXN - TIIE	8.04% FIXED	Monthly	01/07/2028	MXN	23,876	(34)	–	(34)
28-DAY MXN - TIIE	8.5793% FIXED	Monthly	02/03/2028	MXN	23,784	(7)	(2)	(5)
28-DAY MXN - TIIE	8.905%	Monthly	08/17/2028	MXN	22,189	15	–	15
28-DAY MXN - TIIE	8.935%	Monthly	08/17/2028	MXN	22,189	16	–	16
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	62	–	62
9.77%	28-DAY MXN - TIIE	Monthly	10/08/2038	MXN	22,900	(145)	–	(145)
28-DAY MXN - TIIE	9.26%	Monthly	10/30/2028	MXN	22,560	36	–	36
10.0455% FIXED	28-DAY MXN - TIIE	Monthly	03/20/2025	MXN	42,233	15	–	15
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	23,050	95	–	95
9.33% FIXED	28-DAY MXN - TIIE	Monthly	03/25/2026	MXN	59,098	15	–	15
28-DAY MXN - TIIE	9.69% FIXED	Monthly	07/18/2025	MXN	241,000	(94)	–	(94)
9.02% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	08/11/2032	COP	2,184,690	(49)	–	(49)
8.37%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	04/13/2024	COP	11,102,749	29	–	29
8.19%	3-MONTH ZAR - JIBAR	Quarterly	11/23/2028	ZAR	114,470	41	–	41
2.33%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	06/05/2030	CLP	830,041	128	–	128
6-MONTH CZK - PRIBOR	4.7% FIXED	Semi-Annually	04/11/2028	CZK	6,630	12	–	12
6-MONTH CZK - PRIBOR	4.185%	Semi-Annually	07/25/2028	CZK	8,270	9	–	9
1.9865%	6-MONTH PLN - WIBOR	Annually	03/25/2024	PLN	12,430	27	–	27
5.22% FIXED	6-MONTH PLN - WIBOR	Annually	05/15/2033	PLN	1,675	(24)	–	(24)
5.1975% FIXED	6-MONTH PLN - WIBOR	Annually	05/15/2033	PLN	1,675	(24)	–	(24)
4.99%	6-MONTH PLN - WIBOR	Annually	10/02/2033	PLN	2,722	(28)	–	(28)
5.01%	6-MONTH PLN - WIBOR	Annually	10/03/2033	PLN	3,244	(34)	–	(34)
4.965%	6-MONTH PLN - WIBOR	Annually	06/29/2028	PLN	2,324	(12)	–	(12)
4.705% FIXED	6-MONTH PLN - WIBOR	Annually	08/01/2033	PLN	11,650	(51)	1	(52)
6-MONTH PLN - WIBOR	5.262% FIXED	Semi-Annually	08/01/2025	PLN	27,500	2	1	1
6-MONTH CZK - PRIBOR	4.295%	Semi-Annually	10/16/2028	CZK	1,130	2	–	2

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH CZK - PRIBOR	4.47%	Semi-Annually	12/22/2025	CZK	154,702	$11	$–	$11
4.76%	6-MONTH PLN - WIBOR	Annually	10/10/2028	PLN	3,847	(15)	–	(15)
4.505%	6-MONTH PLN - WIBOR	Annually	11/07/2028	PLN	5,200	(7)	–	(7)
4.717% FIXED	6-MONTH PLN - WIBOR	Annually	12/01/2028	PLN	5,081	(17)	–	(17)
6-MONTH CZK - PRIBOR	4.7895% FIXED	Semi-Annually	10/06/2028	CZK	64,677	151	–	151
4.6573% FIXED	6-MONTH PLN - WIBOR	Annually	10/06/2028	PLN	6,775	(18)	–	(18)
4.6653% FIXED	6-MONTH PLN - WIBOR	Annually	10/06/2028	PLN	13,551	(38)	–	(38)
4.7798% FIXED	6-MONTH PLN - WIBOR	Annually	10/09/2028	PLN	6,775	(27)	–	(27)
4.6805% FIXED	6-MONTH PLN - WIBOR	Annually	10/06/2028	PLN	13,349	(40)	–	(40)
5.605% FIXED	6-MONTH PLN - WIBOR	Annually	04/17/2033	PLN	3,097	(67)	–	(67)
China 7-DAY Fixing Repo Rate	2.283%	Quarterly	08/16/2028	CNY	16,000	7	–	7
1 DAY BRL - CETIP	10.005% FIXED	Annually	01/02/2029	BRL	24,756	24	–	24
6-MONTH HUF - BUBOR	5.945% FIXED	Semi-Annually	12/20/2033	HUF	701,000	22	–	22
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	8,953	–	–	–
5.56% FIXED	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	12/20/2033	CLP	2,500,000	(148)	(92)	(56)
China 7-DAY Fixing Repo Rate	2.302%	Quarterly	08/29/2028	CNY	16,300	4	–	4
7-DAY CNY - CHINA FIXING REPO RATES	2.251% FIXED	Quarterly	12/11/2026	CNY	12,700	9	–	9
3.1685% FIXED	6-MONTH EUR - EURIBOR	Annually	12/20/2033	EUR	2,800	(181)	–	(181)
1% FIXED	1-DAY JPY - TONA	Annually	03/20/2034	JPY	346,000	(26)	(22)	(4)
6-MONTH CZK - PRIBOR	3.965% FIXED	Semi-Annually	11/23/2033	CZK	25,333	44	–	44
6-MONTH CZK - PRIBOR	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	65,657	151	–	151
6-MONTH CZK - PRIBOR	4.17% FIXED	Semi-Annually	11/21/2028	CZK	50,650	58	–	58
6-MONTH CZK - PRIBOR	4.7707% FIXED	Semi-Annually	10/06/2028	CZK	32,828	75	–	75
6-MONTH CZK - PRIBOR	4.7197% FIXED	Semi-Annually	10/09/2028	CZK	32,828	72	–	72
6-MONTH CZK - PRIBOR	4% FIXED	Semi-Annually	11/22/2033	CZK	28,567	53	–	53
6-MONTH CZK - PRIBOR	4.07% FIXED	Semi-Annually	11/22/2028	CZK	50,650	48	–	48
4% FIXED	1-DAY GBP - SONIA	Annually	09/20/2053	GBP	2,200	(331)	(49)	(282)
2.8% FIXED	3-MONTH THB - THOR	Quarterly	03/20/2034	THB	95,000	(9)	(27)	18
9.49% FIXED	28-DAY MXN - TIIE	Monthly	09/16/2033	MXN	71,881	(293)	–	(293)
						$451	$(190)	$641

Percentages are based on Net Assets of $1,255,972 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $163,367 ($ Thousands), representing 13.0% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(D)	Zero coupon security.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	No interest rate available.
(G)	Perpetual security with no stated maturity date.
(H)	Security is in default on interest payment.
(I)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of December 31, 2023 was $14,905 ($ Thousands).

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Emerging Markets Debt Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$14,525	$38,359	$(37,972)	$—	$(7)	$14,905	$27	$—

Amount designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW1 — GBP Swap 1 Year
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series

SEI Institutional International Trust

SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SOFRRATE — U.S. SOFR
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M — ICE LIBOR USD 3 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USISDA05 — USD ICE Swap 11:00 NY 5 Year
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust